[front cover]

                                AMERICAN CENTURY
                                Semiannual Report

[graphic of rowers]
[graphic of markets diary/stocks chart]

California Tax-Free Money Market
California Municipal Money Market

February 28, 2002

[american century logo and text logo (reg. sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
--------------------------------------------------------------------------------

[photo of James E. Stowers, Jr. and James E. Stowers III]

James E. Stowers, Jr., standing, with James E. Stowers III

     The six months ended February 28, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors. In particular, September 11 changed
Americans' perception of the world and our place in it, as well as pushing an already weak economy into recession.

     But as tumultuous as conditions  have been since last August, they could have been much worse. September 11 reawakened America's "can do" spirit, triggering a flurry of activity that propped up the financial markets and the economy. That appears to have helped us shake off recession, and has been good news for the U.S. equity market, which rebounded strongly.

     Amid all this turmoil, nothing has changed here at American Century  from an investment policy standpoint. Our portfolio managers continue to  follow their time-tested strategies, regardless of market, political, and  economic conditions. Those strategies helped the California Tax-Free and Municipal Money
Market funds provide shareholders stability of principal as well as better-than-average performance (see pages 2 and 7). Indeed, California
Municipal Money Market--which  posts a higher yield because it invests  in securities whose income is taxable under the federal alternative minimum tax--finished in the top 15% of its Lipper group for the one-, three-, and five-year periods ended in February.

     Turning to administrative matters, we're in the process of streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site (www.americancentury.com) within three weeks after each calendar quarter end (3/31, 6/30, 9/30, and 12/31). Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should provide you with more frequent and timely information.

     And as always, we appreciate your continued confidence in American Century, especially during these  turbulent times.

Sincerely,

/s/James E. Stowers, Jr.                   /s/James E. Stowers III

James E. Stowers, Jr.                      James E. Stowers III
Founder and Chairman                       Co-Chairman of the Board

[right margin]

CALIFORNIA TAX-FREE MONEY MARKET

   Performance Information .................................................   2
   Performance Review ......................................................   3
   Portfolio Composition
      by Credit Rating .....................................................   3
   Portfolio Composition
      by Maturity ..........................................................   3
   Schedule of Investments .................................................   4

CALIFORNIA MUNICIPAL MONEY MARKET

   Performance Information .................................................   7
   Performance Review ......................................................   8
   Portfolio Composition
      by Credit Rating .....................................................   8
   Portfolio Composition
      by Maturity ..........................................................   8
   Schedule of Investments .................................................   9

FINANCIAL STATEMENTS

   Statement of Assets and
      Liabilities ..........................................................  12
   Statement of Operations .................................................  13
   Statement of Changes
      in Net Assets ........................................................  14
   Notes to Financial
      Statements ...........................................................  15
   Financial Highlights ....................................................  17

OTHER INFORMATION

   Background Information
      Investment Philosophy
         and Policies ......................................................  19
      Lipper Rankings ......................................................  19
      Credit Rating
         Guidelines ........................................................  19
     Investment Team
         Leaders ...........................................................  19
   Glossary ................................................................  20

                                                  www.americancentury.com    1

California Tax-Free Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

                        CALIFORNIA TAX-FREE   CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS(2)
                           MONEY MARKET        AVERAGE RETURN          FUND'S RANKING

6 MONTHS(1) ..............     0.69%                0.58%               13 OUT OF 63
1 YEAR ...................     1.96%                1.74%               12 OUT OF 62
=====================================================================================
AVERAGE ANNUAL RETURNS

3 YEARS ..................     2.65%                2.45%               10 OUT OF 52
5 YEARS ..................     2.80%                2.59%               10 OUT OF 48
10 YEARS .................     2.75%                2.62%               10 OUT OF 37

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 19-20 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                      AS OF 2/28/02
NET ASSETS           $541.5 MILLION

                   2/28/02    8/31/01
WEIGHTED AVERAGE
   MATURITY        38 DAYS    68 DAYS
EXPENSE RATIO       0.50%*     0.50%

* Annualized.

Investment terms are defined in the Glossary on pages 20-21.

YIELDS AS OF FEBRUARY 28, 2002
7-DAY CURRENT YIELD       1.07%

7-DAY EFFECTIVE YIELD     1.08%

7-DAY TAX-EQUIVALENT YIELDS
34.24% TAX BRACKET        1.63%
36.96% TAX BRACKET        1.70%
41.50% TAX BRACKET        1.83%
44.76% TAX BRACKET        1.93%

Yields are for combined state and federal income tax brackets.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

2      1-800-345-2021

California Tax-Free Money Market--Performance Review
--------------------------------------------------------------------------------

FUND PERFORMANCE--SIX MONTHS ENDED FEBRUARY 28

     The fund provided more income than its Lipper group on average, adding another six months to its solid track record. (See the previous page for more performance information.)

MONEY MARKET YIELDS FALL

     In response to economic weakness, the Federal Reserve (the Fed) cut short-term interest rates to 1.75%--a 40-year low. That was the most rapid rate shift in recent history, and it pushed all money market yields sharply lower.

     The economy began to show signs  of improvement toward the end of the period. Yields began to rise as the  market anticipated rate hikes by the Fed.

LOW EXPENSES MATTERED MORE

     The fund's lower-than-average expenses helped even more than usual. All else being equal, lower expenses mean more income for shareholders. Lower expenses in the low-rate environment were a big advantage because some of the fund's peers saw their expenses exceed their fund's yield.

STRATEGY

     Going into the period, the fund  had the advantage of holding a heavier weighting in higher-yielding notes.  That was the primary reason for the fund's outperformance. As some of the fund's longer-term securities matured, the management team generally found  better relative values in short-term variable-rate notes (floaters). However, the management team found a couple of opportunities to lock in attractive yields with longer-term securities  in
September.

OUTLOOK

     The economic rebound might prompt the Fed to raise rates during 2002. If the Fed does raise rates, the fund's yield should eventually rise to reflect the higher interest rate environment. At the end of February, short-term floaters offered more attractive yield opportunities by the team's analysis.

     But the management team is expecting some opportunities to boost the fund's yield with longer-term securities between April and June. Two factors should help yields at that time--the technical picture should improve, and the Fed might begin raising interest rates. That favorable combination of events could make yields attractive.

     The team will also have two key pieces of information by then. First, some important economic data-- primarily the employment and retail sales reports--will help gauge the strength of the economy. That should give the team a better idea of how the Fed might handle interest rates, which is one of the main inputs for determining the fund's investment decisions. Second, the team should have a better idea of how the state's financing needs will affect yields.
The state of California--one of the main issuers in the California money market--could push yields higher by issuing more notes than usual to cover power purchases and lower  tax revenues.

     As always, the management team will continue to monitor bill issuance and the state and national economies, while scouring the market for high-quality securities with competitive yields.

[right margin]

PORTFOLIO COMPOSITION BY CREDIT RATING

             % OF FUND INVESTMENTS

            AS OF             AS OF
           2/28/02           8/31/01

A-1+         79%               80%
A-1          21%               20%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 19 for more information.

PORTFOLIO COMPOSITION  BY MATURITY

                        AS OF FEBRUARY 28, 2002

[dark green box] 1-30 DAYS                         74%
[light green box] 31-90 DAYS                        9%
[dark brown box] 91-180 DAYS                       14%
[light brown box] MORE THAN 181 DAYS                3%

                        AS OF AUGUST 31, 2001

[dark green box] 1-30 DAYS 78%
[light green box] 31-90 DAYS 1%
[light brown box] MORE THAN 181 DAYS 21%

Investment terms are defined in the Glossary on pages 20-21.

                                                  www.americancentury.com   3

California Tax-Free Money Market--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                  Value
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 100.0%

CALIFORNIA -- 100.0%

$ 8,185,000  Adelanto Public Utility Auth. Rev.,
                Series 2000 B, (Utility System),
                VRDN, 1.05%, 3/6/02 (LOC:
                Union Bank of California &
                California State Teacher's
                Retirement)                                  $   8,185,000

  3,180,000  Alameda-Contra Costa Schools
                Financing Auth. COP, Series
                1997 D, VRDN, 1.05%, 3/7/02
                (LOC: Bank of Nova Scotia)                       3,180,000

  4,200,000  Alameda-Contra Costa Schools
                Financing Auth. COP, Series
                2000 I, VRDN, 1.05%,
                3/7/02 (AMBAC)                                   4,200,000

  1,900,000  Anaheim Union High School
                District COP, (School Facilities),
                VRDN, 1.15%, 3/7/02 (FSA)                        1,900,000

  2,180,000  Anderson Union High School
                District COP, 2.30%,
                11/1/02 (MBIA)                                   2,180,000

  5,650,000  Apple Valley COP, (Public Facilities
                Financing), VRDN, 1.05%,
                3/7/02 (LOC: Union Bank of
                California & California State
                Teacher's Retirement)                            5,650,000

  2,000,000  Association of Bay Area
                Governments Finance Auth. for
                Nonprofit Corporations COP,
                (Bentley School), VRDN,
                1.15%, 3/6/02 (LOC: Banque
                Nationale de Paris S.A.)                         2,000,000

  4,895,000  Beaumont Utility Auth. Rev.,
                Series 2001 A, (Wastewater
                Enterprise), VRDN, 1.00%,
                3/6/02 (LOC: Union Bank of
                California & California State
                Teacher's Retirement)                            4,895,000

  5,000,000  California Community College
                Financing Auth. Rev.,
                Series 2001 L, VRDN, 1.20%,
                3/6/02 (SBBPA: Lehman
                Liquidity Company LLC)                           5,000,000

26,500,000  California Department of General
                Services COP, VRDN, 1.32%,
                3/7/02 (LOC: Merrill Lynch
                Capital Services, Inc.)
                (Acquired 10/19/01-10/25/01,
                Cost $26,500,000)(1)                             26,500,000

15,000,000  California Department of Water
                Resources Rev., Series 2002 K1,
                VRDN, 1.20%, 3/6/02 (LOC:
                Lloyds Bank) (Acquired
                1/29/02, Cost $15,000,000)(1)                    15,000,000

10,000,000  California Department of Water
                Resources Rev., Series 2002
                K2, VRDN, 1.20%, 3/6/02
                (LOC: Helaba) (Acquired
                1/29/02-2/15/02,
                Cost $10,000,000)(1)                             10,000,000

Principal Amount                                                    Value
--------------------------------------------------------------------------------

$  1,500,000  California Economic Development
                Financing Auth. Rev., (Volk
                Enterprises Inc.), VRDN, 1.10%,
                3/7/02 (LOC: Harris Trust &
                Savings Bank) (Acquired 2/6/02,
                Cost $1,500,000)(1)                        $      1,500,000

  16,900,000  California Health Facilities
                Financing Auth. Rev., Series
                1991 A, (Adventist Health
                System), VRDN, 1.25%, 3/7/02
                (LOC: Toronto Dominion Bank)                     16,900,000

   4,000,000  California Housing Finance
                Agency Rev., Series 2001 F,
                (Multifamily - III), VRDN, 1.00%,
                3/6/02 (SBBPA: Fannie Mae)                        4,000,000

  10,500,000  California Pollution Control
                Financing Auth. Rev., (Chevron
                USA Inc.), 3.00%, 5/15/02
                (GIC: Chevron Corp.)                             10,500,000

  23,000,000  California Rev. Anticipation Notes,
                3.25%, 6/28/02                                   23,075,959

  21,000,000  California Rev. Anticipation Notes,
                Series 2001 C, VRDN, 1.50%,
                3/7/02                                           20,999,044

   4,000,000  California Rev. Anticipation Notes,
                Series 2001 B, VRDN, 1.34%,
                3/7/02                                            4,000,000

  23,000,000  California School Cash Reserve
                Program Auth. Rev., Series
                2001 A, 4.00%, 7/3/02
                (AMBAC)                                          23,102,750

     800,000  California School Facilities
                Financing Corp. COP, Series
                1998 A, (Capital Improvement
                Financing Projects), VRDN,
                1.05%, 3/6/02 (LOC:
                Bayerische Hypo Und Varinsbank)                     800,000

10,000,000  California Statewide Communities
                Development Auth. Special Tax
                COP, (Senior Living Facility),
                VRDN, 1.05%, 3/7/02 (LOC:
                Sovereign Bank FSB)                              10,000,000

  3,905,000  California Statewide Communities
                Development Auth. Special Tax
                COP, VRDN, 1.14%, 3/7/02
                (LOC: Merrill Lynch Capital
                Services, Inc.) (Acquired 8/6/01,
                Cost $3,905,000)(1)                               3,905,000

  7,300,000  California Statewide COP,
                (Covenant Retirement Community),
                VRDN, 1.05%, 3/7/02 (LOC:
                LaSalle National Bank)                            7,300,000

  2,500,000  Carlsbad Unified School District
                GO, (School Facilities), VRDN,
                1.15%, 3/7/02 (FSA)                               2,500,000

  2,700,000  Davis Special Tax Rev., (Community
                Facilities District No. 1999-2),
                VRDN, 1.15%, 3/7/02 (LOC:
                Wells Fargo Bank, N.A.)                           2,700,000

19,000,000  East Bay Municipal Utility District
                Water System Rev., 1.25%,
                3/13/02                                          19,000,000

4   1-800-345-2021                    See Notes to Financial Statements

California Tax-Free Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                   Value
--------------------------------------------------------------------------------

$ 5,000,000  Encinitas Multifamily Housing Rev.,
                Series 1993 A, (Torrey Pines),
                VRDN, 1.05%, 3/7/02 (LOC:
                Bank of America N.A.)                         $   5,000,000

  3,900,000  Hemet Multifamily Housing Auth.
                Rev., (West Acacia), VRDN,
                1.03%, 3/7/02 (LOC: FHLB)                         3,900,000

 10,500,000  Inland Valley Development Agency
                Tax Allocation Rev., VRDN,
                1.25%, 3/6/02 (LOC: Union
                Bank of California)                              10,500,000

  3,000,000  Irvine Ranch Water District Rev.,
                Series 1985 B, (Consolidated
                Bonds), VRDN, 1.40%,
                3/1/02 (LOC: Landesbank
                Hessen-Thuringen Girozentrale)                    3,000,000

  2,500,000  Irvine Ranch Water District Rev.,
                Series 1985 B, VRDN, 1.40%,
                3/6/02 (LOC: KBC Bank, N.V.)                      2,500,000

  2,400,000  Kern County Superintendent of
                Schools COP, Series 1996 A,
                VRDN, 1.05%, 3/7/02 (LOC:
                Anchor National Life Insurance
                Company)                                          2,400,000

 47,034,781  Koch Certificates Trust Rev., Series
                1999-2, VRDN, 1.09%, 3/7/02
                (AMBAC) (MBIA) (SBBPA:
                State Street Bank & Trust Co.)
                (Acquired 2/11/00-11/17/00,
                Cost $47,034,781)(1)                             47,034,781

  8,000,000  Los Angeles GO, Series 2001 A,
                4.00%, 9/1/02                                     8,055,603

 20,000,000  Los Angeles Unified School
                District Tax & Rev. Anticipation
                Notes GO, 4.00%, 7/23/02                         20,110,179

  1,200,000  Metropolitan Water District of
                Southern California Rev., Series
                2000 B-1, VRDN, 1.25%,
                3/1/02 (SBBPA: Westdeutsche
                Landesbank Girozentrale)                          1,200,000

  1,620,000  Modesto Special Tax Rev.,
                (Community Facilities District
                No. 98-1), VRDN, 1.15%,
                3/7/02 (LOC: Wells Fargo
                Bank, N.A.)                                       1,620,000

  4,900,000  National City Community
                Development Commission Tax
                Allocation Rev., Series 2001 B,
                VRDN, 1.10%, 3/7/02
                (LOC: Bank of Nova Scotia)                        4,900,000

  1,440,000  Oakland Economic Development
                Rev., Series 1997 A, (Allen
                Temple Family Life), VRDN,
                1.05%, 3/7/02 (LOC: Wells
                Fargo Bank, N.A.)                                 1,440,000

10,000,000  Oakland-Alameda County
                Coliseum Auth. Rev., Series 2000
                C-1, VRDN, 0.90%, 3/6/02
                (LOC: Canadian Imperial Bank)                    10,000,000

Principal Amount                                                   Value
--------------------------------------------------------------------------------

$  2,400,000  Ontario Rev., Series 1997 A,
                (Redevelopment Agency), VRDN,
                1.05%, 3/7/02 (LOC: Union
                Bank of California & California
                State Teacher's Retirement)                 $     2,400,000

  3,461,000  Orange County Apartment
                Development Rev., Series
                1985 B, VRDN, (Niguel Summit),
                1.10%, 3/5/02 (LOC: Bank of
                America N.A.)                                     3,461,000

  5,400,000  Orange County Rev., Series 1985
                C, (Hidden Hills), VRDN, 1.10%,
                3/5/02 (LOC: Guaranteed
                Housing)                                          5,400,000

  3,000,000  Orange County Sanitation Districts
                COP, Series 2000 B, VRDN,
                1.30%, 3/1/02 (LOC: Dexia
                Public Finance Bank SA)                           3,000,000

 11,800,000  Peninsula Corridor Joint Powers
                Board Farebox Rev., Series 2001
                A, 3.40%, 5/1/02                                 11,808,601

  2,500,000  Redwood City COP, (City Hall),
                VRDN, 1.20%, 3/7/02 (LOC:
                KBC Bank N.V.)                                    2,500,000

  4,275,000  Riverside County Community
                Facilities Districts Special Tax
                No. 89-1, VRDN, 1.20%,
                3/7/02 (LOC: KBC Bank N.V.)                       4,275,000

    900,000  Riverside County COP, Series
                1985 D, (Public Facility), VRDN,
                1.25%, 3/5/02 (LOC:
                Commerzbank A.G.)                                   900,000

  1,000,000  Riverside Industrial Development
                Auth. Rev., (Sunclipse Inc.
                Issue A), VRDN, 1.30%, 3/1/02
                (LOC: Bank of America N.A.)                       1,000,000

  6,000,000  Riverside Unified School District
                COP, (School Facility Boarding
                Refunding Program), VRDN,
                1.15%, 3/7/02 (FSA) (SBBPA:
                First Union National Bank)                        6,000,000

  1,510,000  Riverside Unified School District
                COP, (School Facility Boarding
                Refunding Program), VRDN,
                1.15%, 3/7/02 (FSA) (SBBPA:
                First Union National Bank)                        1,510,000

  3,000,000  San Bernardino City Unified School
                District COP, (School Facilities),
                VRDN, 1.15%, 3/7/02 (FSA)                         3,000,000

  9,600,000  San Bernardino City Unified School
                District COP, (School Facilities),
                VRDN, 1.15%, 3/7/02 (FSA)                         9,600,000

  6,500,000  San Bernardino County COP,
                (Capital Improvement Refinancing),
                VRDN, 1.05%, 3/7/02 (LOC:
                Commerzbank A.G.)                                 6,500,000

  6,000,000  San Bernardino County COP,
                (Medical Center Financing),
                VRDN, 1.09%, 3/6/02
                (MBIA) (SBBPA: Landesbank
                Hessen-Thuringen Girozentrale)                    6,000,000

See Notes to Financial Statements      www.americancentury.com             5

California Tax-Free Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                   Value
--------------------------------------------------------------------------------

$ 25,500,000  San Bernardino County Housing
                Auth. Multifamily Housing Rev.,
                Series 2001 A, (Custody
                Receipts), 4.15%, 5/1/02
                (SBBPA: Toronto Dominion Bank)
                (Acquired 4/26/01,
                Cost $25,668,810)(1)                        $    25,528,213

  4,620,000  San Bernardino County Housing
                Auth. Multifamily Housing Rev.,
                Series 1993 A, (Montclair
                Heritage), VRDN, 1.15%,
                3/7/02 (LOC: FHLB)                                4,620,000

  1,700,000  San Bernardino County Housing
                Auth. Multifamily Housing Rev.,
                Series 1993 A, (Monterey
                Villas Apartments), VRDN,
                1.03%, 3/7/02 (LOC: FHLB)                         1,700,000

  2,085,000  San Bernardino County Rev.,
                (Gold West Phase 2), VRDN,
                1.10%, 3/7/02 (LOC: FHLB)                         2,085,000

  2,000,000  San Francisco City & County
                Redevelopment Agency
                Multifamily Housing Rev., Series
                1985 B, (Bayside Village),
                VRDN, 1.14%, 3/6/02 (LOC:
                Bank One Arizona, N.A.)                           2,000,000

  3,600,000  San Francisco City County
                Redevelopment Agency Rev.,
                (South Harbor), VRDN, 1.25%,
                3/7/02 (LOC: Credit Local
                De France)                                        3,600,000

 14,000,000  San Francisco City & County
                Redevelopment Agency, Series
                1985 A, (Bayside Village),
                VRDN, 1.14%, 3/6/02 (LOC:
                Bank One Arizona, N.A.)                          14,000,000

  9,200,000  San Jose Rev., (Foxchase), VRDN,
                1.10%, 3/7/02 (FGIC)                              9,200,000

  2,860,000  San Jose Rev., (Timberwood),
                VRDN, 1.05%, 3/6/02 (LOC:
                Wells Fargo & Company)                            2,860,000

  3,000,000  San Rafael Redevelopment
                Agency Rev., Series 2001 A,
                (Fairfax Street Apartments),
                VRDN, 1.05%, 3/6/02 (LOC:
                Citibank N.A.)                                    3,000,000

 12,000,000  San Ramon Valley Unified School
                District GO, VRDN, 1.05%,
                3/7/02 (LOC: BNP Paribas)                        12,000,000

  5,000,000  Santa Paula Public Financing
                Auth. Lease Rev., (Water System
                Acquisition), VRDN, 1.15%,
                3/6/02 (LOC: California State
                Teacher's Retirement)                             5,000,000

  3,500,000  Santa Rosa Housing Auth. Rev.,
                Series 1985 E, (Apple Creek
                Apartments), 2.55%, 9/1/02
                (LOC: FHLMC)                                      3,500,000

  5,000,000  Sweetwater Union High School
                District COP, VRDN, 1.15%,
                3/7/02 (FSA) (SBBPA: First
                Union National Bank)                              5,000,000

Principal Amount                                                   Value
--------------------------------------------------------------------------------

$ 1,300,000  Triunfo Sanitation District Rev.,
                VRDN, 1.10%, 3/6/02 (LOC:
                Banque Nationale de Paris S.A.)              $    1,300,000

  1,000,000  Upland Community
                Redevelopment Agency
                Multifamily Housing Rev., Series
                2000 A, (Northwoods 156),
                VRDN, 1.10%, 3/7/02
                (LOC: Fannie Mae)                                 1,000,000

  1,000,000  Upland Community
                Redevelopment Agency
                Multifamily Housing Rev., Series
                2000 A, (Northwoods 168),
                VRDN, 1.10%, 3/7/02
                (LOC: Fannie Mae)                                 1,000,000

  9,000,000  Vallejo COP, (Golf Course
                Facilities Financing), VRDN,
                3.25%, 6/5/02 (LOC: Union
                Bank of California & California
                State Teacher's Retirement)                       9,000,000

  1,295,000  Vallejo COP, VRDN, 1.10%,
                3/7/02 (LOC: KBC Bank N.V.)                       1,295,000

  4,000,000  Westminster COP, Series 1998 A,
                (Civic Center), VRDN, 1.15%,
                3/7/02 (AMBAC) (SBBPA:
                First Union National Bank)                        4,000,000

  1,800,000  Westminster Redevelopment
                Agency Tax Allocation Rev.,
                (Commercial Redevelopment
                Project No. 1), VRDN, 1.15%,
                3/7/02 (AMBAC) (SBBPA:
                Landesbank Hessen-Thuringen
                Girozentrale)                                     1,800,000
                                                               ---------------
TOTAL INVESTMENT SECURITIES -- 100.0%                          $541,476,130
                                                               ===============

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance Inc.
GIC = Guaranteed Investment Contract
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  The aggregate value of restricted securities at February 28, 2002,  was
$129,467,994, which represented 23.9% of net assets. Restricted securities considered illiquid represent 4.7% of net assets.

6    1-800-345-2021                      See Notes to Financial Statements

California Municipal Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

                       CALIFORNIA MUNICIPAL   CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS(2)
                           MONEY MARKET        AVERAGE RETURN          FUND'S RANKING

6 MONTHS(1) ...............    0.72%                0.58%               8 OUT OF 63
1 YEAR ....................    2.04%                1.74%               7 OUT OF 62
=====================================================================================
AVERAGE ANNUAL RETURNS

3 YEARS ...................    2.76%                2.45%               6 OUT OF 52
5 YEARS ...................    2.89%                2.59%               5 OUT OF 48
10 YEARS ..................    2.85%                2.62%               7 OUT OF 37

The fund's inception date was 12/31/90.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 19-20 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                      AS OF 2/28/02
NET ASSETS           $176.6 MILLION

                   2/28/02    8/31/01
WEIGHTED AVERAGE
   MATURITY        36 DAYS    59 DAYS
EXPENSE RATIO       0.50%*     0.50%

* Annualized.

Investment terms are defined in the Glossary on pages 20-21.

YIELDS AS OF FEBRUARY 28, 2002
7-DAY CURRENT YIELD       1.19%

7-DAY EFFECTIVE YIELD     1.20%

7-DAY TAX-EQUIVALENT YIELDS
34.24% TAX BRACKET        1.63%
36.96% TAX BRACKET        1.70%
41.50% TAX BRACKET        1.83%
44.76% TAX BRACKET        1.93%

Yields are for combined state and federal income tax brackets.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                  www.americancentury.com     7

California Municipal Money Market--Performance Review
--------------------------------------------------------------------------------

FUND PERFORMANCE--SIX MONTHS ENDED FEBRUARY 28

     The fund provided more income than its Lipper group on average, adding another six months to its solid track record. (See the previous page for more performance information.)

MONEY MARKET YIELDS FALL

     In response to economic weakness, the Federal Reserve (the Fed) cut short-term interest rates to 1.75%--a 40-year low. That was the most rapid rate shift in recent history, and it pushed all money market yields sharply lower.

     The economy began to show signs  of improvement toward the end of the period. Yields began to rise as the  market anticipated rate hikes by the Fed.

LOW EXPENSES MATTERED MORE

     The fund's lower-than-average expenses helped even more than usual. All else being equal, lower expenses mean more income for shareholders. Lower expenses in the low-rate environment were a big advantage because some of the fund's peers saw their expenses exceed their fund's yield.

STRATEGY

     Going into the period, the fund  had the advantage of holding a heavier weighting in higher-yielding notes.  That was the primary reason for the fund's outperformance. As some of the fund's longer-term securities matured, the management team generally found better relative values in short-term variable-rate notes (floaters). However, the management team found a couple  of opportunities to lock in attractive yields with longer-term securities in
September and November.

OUTLOOK

     The economic rebound might prompt the Fed to raise rates during 2002. If the Fed does raise rates, the fund's yield should eventually rise to reflect the higher interest rate environment. At the end of February, short-term floaters offered more attractive yield opportunities by the team's analysis.

     But the management team is expecting some opportunities to boost the fund's yield with longer-term securities between April and June. Two factors should help yields at that time--the technical picture should improve, and the Fed might begin raising interest rates. That favorable combination of events could make yields attractive.

     The team will also have two key pieces of information by then. First, some important economic data-- primarily the employment and retail sales reports--will help gauge the strength of the economy. That should give the team a better idea of how the Fed might handle interest rates, which is one of the main inputs for determining the fund's investment decisions. Second, the team should have a better idea of how the state's financing needs will affect yields.
The state of California--one of the main issuers in the California money market--could push yields higher by issuing more notes than usual to cover power purchases and lower  tax revenues.

     As always, the management team will continue to monitor bill issuance and the state and national economies, while scouring the market for high-quality securities with competitive yields.

[left margin]

PORTFOLIO COMPOSITION BY CREDIT RATING

             % OF FUND INVESTMENTS

            AS OF             AS OF
           2/28/02           8/31/01

A-1+         75%               78%
A-1          23%               20%
A-2           2%                2%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 19 for more information.

PORTFOLIO COMPOSITION  BY MATURITY

                        AS OF FEBRUARY 28, 2002

[dark green box] 1-30 DAYS                         76%
[light green box] 31-90 DAYS                        7%
[dark brown box] 91-180 DAYS                       16%
[light brown box] MORE THAN 181 DAYS                1%

                        AS OF AUGUST 31, 2001

[dark green box] 1-30 DAYS 75%
[light green box] 31-90 DAYS 7%
[dark brown box] 91-180 DAYS 1%
[light brown box] MORE THAN 181 DAYS 17%

Investment terms are defined in the Glossary on pages 20-21.

8     1-800-345-2021

California Municipal Money Market--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 100.0%

CALIFORNIA -- 100.0%

 $  850,000  Alameda County Industrial
                Development Auth. Rev.,
                (Design Workshops), VRDN,
                1.20%, 3/7/02 (LOC: Wells
                Fargo Bank, N.A.)                             $     850,000

  1,300,000  Alameda County Industrial
                Development Auth. Rev., Series
                1994 A, (Scientific Technology),
                VRDN, 1.20%, 3/6/02 (LOC:
                Banque Nationale de Paris S.A.)                   1,300,000

  4,000,000  Alameda County Industrial
                Development Auth. Rev.,
                Series 2000 A, (Plastikon
                Industries Inc.), VRDN, 1.20%,
                3/7/02 (LOC: Union Bank
                of California)                                    4,000,000

  2,000,000  Alameda County Industrial
                Development Auth. Rev., Series
                2000 A, (United Manufacturing
                Project), VRDN, 1.15%, 3/6/02
                (LOC: Wells Fargo Bank, N.A.)                     2,000,000

  3,200,000  Association of Bay Area
                Governments Finance Auth.
                for Nonprofit Corporations
                Multifamily Rev., Series 1997 A,
                (Mountain View Apartments),
                VRDN, 1.25%, 3/7/02
                (LOC: Comerica Bank)                              3,200,000

  2,170,000  California Economic Development
                Financing Auth. Industrial
                Development Rev., (Scientific
                Specialties), VRDN, 1.15%,
                3/6/02 (LOC: Bank of
                America N.A.)                                     2,170,000

  2,915,000  California Economic Development
                Financing Auth. Industrial
                Development Rev., (Vortech
                Engineering Inc.), VRDN,
                1.20%, 3/6/02 (LOC: Bank
                of Hawaii)                                        2,915,000

  1,317,364  California Economic Development
                Financing Auth. Industrial
                Development Rev., (Wesflex
                Pipe Manufacturing), VRDN,
                1.25%, 3/7/02 (LOC: Wells
                Fargo Bank, N.A.)                                 1,317,364

  2,000,000  California Housing Finance
                Agency GO, Series 2000 C,
                (Multifamily Housing), VRDN,
                1.45%, 3/1/02 (LOC:
                Helaba & California State
                Teacher's Retirement)                             2,000,000

    670,000  California Infrastructure
                Economic Development Bank
                Empowerment Rev., Series
                2000 A, (Gold Coast Baking
                Co.), VRDN, 1.15%, 3/6/02
                (LOC: Comerica Bank)                                670,000

Principal Amount                                                   Value
--------------------------------------------------------------------------------

 $  2,747,050  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., Series
                1999 A, VRDN, 1.20%, 3/7/02
                (LOC: Comerica Bank)                          $   2,747,050

  1,000,000  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., (Roller
                Bearing Co. America), VRDN,
                1.20%, 3/7/02 (LOC: First
                Union National Bank)                              1,000,000

  2,365,000  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., Series
                1999 A, VRDN, 1.15%, 3/7/02
                (LOC: Wells Fargo Bank, N.A.)                     2,365,000

  3,000,000  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., Series 2000
                A, (Bonny Doon Winery Inc.),
                VRDN, 1.20%, 3/7/02 (LOC:
                Comerica Bank)                                    3,000,000

  1,885,000  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., Series 2000
                A, (Chaparral Property), VRDN,
                1.20%, 3/7/02 (LOC:
                Comerica Bank)                                    1,885,000

  3,750,000  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., Series 2000
                A, (International Raisins Inc.),
                VRDN, 1.30%, 3/7/02 (LOC:
                Manufacturers & Trades
                Trust Company)                                    3,750,000

  1,980,000  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., Series 2000
                A, (West Star Industries), VRDN,
                1.20%, 3/6/02 (LOC: U.S.
                Bank N.A.)                                        1,980,000

  3,635,000  California Infrastructure & Economic
                Development Bank Industrial
                Development Rev., Series 2001
                A, (Studio Moulding), VRDN,
                1.20%, 3/7/02 (LOC:
                Comerica Bank)                                    3,635,000

  1,100,000  California Pollution Control
                Financing Auth. Rev., VRDN,
                (Flexible Demand - Occidental
                Geo), 1.45%, 3/6/02 (LOC:
                ABN Amro Bank N.V.)                               1,100,000

10,800,000  California Pollution Control
                Financing Auth. Solid Waste
                Disposal Rev., Series 1994 A,
                (Western Waste Industries),
                VRDN, 1.30%, 3/7/02
                (LOC: Union Bank of California)                  10,800,000

  7,000,000  California Rev. Anticipation Notes,
                3.25%, 6/28/02                                    7,023,118

  7,000,000  California Rev. Anticipation Notes,
                Series 2001 C, VRDN, 1.50%,
                3/7/02                                            7,000,000

See Notes to Financial Statements           www.americancentury.com       9

California Municipal Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                   Value
--------------------------------------------------------------------------------

 $  2,000,000  California Rev. Anticipation Notes,
                Series 2001 B, VRDN,
                1.34%, 3/7/02                              $      2,000,000

  5,000,000  California School Cash Reserve
                Program Auth. Rev., Series
                2001 A, 4.00%, 7/3/02
                (AMBAC)                                           5,022,337

  4,800,000  California Statewide Communities
                Development Auth. Multifamily
                Rev., Series 1997 G,
                (Sunrise of Moraga), VRDN,
                1.55%, 3/7/02 (LOC:
                Commerzbank A.G.)                                 4,800,000

  7,430,000  California Statewide Communities
                Development Auth. Special Tax
                COP, Series 1997 I, (Terrace
                at Park Marino), VRDN, 1.30%,
                3/7/02 (LOC: Sanwa Bank
                California & California State
                Teacher's Retirement)                             7,430,000

16,000,000  California Statewide Communities
                Development Auth. Special Tax
                COP, VRDN, 1.32%, 3/7/02
                (LOC: Merrill Lynch Capital
                Services, Inc.) (Acquired
                7/16/01, Cost $16,000,000)(1)                    16,000,000

  1,340,000  California Statewide Communities
                Industrial Development Corp.
                Rev., Series 1994 B,
                (J. Michelle), VRDN, 1.10%,
                3/6/02 (LOC: California State
                Teacher's Retirement)                             1,340,000

  4,000,000  Contra Costa County Multifamily
                Housing Rev., Series 2000 A,
                (Camara Circle Apartments),
                VRDN, 1.15%, 3/7/02 (LOC:
                Citibank N.A.)                                    4,000,000

 10,925,803  Koch Certificates Trust Rev.,
                Series 1999-2, VRDN, 1.09%,
                3/7/02 (AMBAC) (MBIA)
                (SBBPA: State Street Bank &
                Trust Co.) (Acquired 2/11/00-
                2/28/02, Cost $10,925,803)(1)                    10,925,803

  3,000,000  La Verne Industrial Development
                Auth. Rev., Series 1998 A,
                VRDN, 1.20%, 3/7/02 (LOC:
                Fleet Bank, N.A.) (Acquired
                12/21/98, Cost $3,000,000)(1)                     3,000,000

  1,600,000  Lassen Municipal Utility District
                Rev., Series 1996 A, VRDN,
                1.20%, 3/7/02 (FSA) (SBBPA:
                Credit Local de France)                           1,600,000

  3,000,000  Livermore Redevelopment
                Agency Rev., Series 2001 A,
                (Senior Housing Apartments),
                2.60%, 3/29/02 (GIC:
                Bayerische Landesbank
                Girozentrale)                                     3,000,000

  2,065,000  Los Angeles GO, Series 2001 A,
                4.00%, 9/1/02                                     2,079,351

  5,000,000  Los Angeles Unified School
                District Tax & Rev. Anticipation
                Notes GO, 4.00%, 7/23/02                          5,027,544

Principal Amount                                                   Value
--------------------------------------------------------------------------------

 $  6,000,000  Newman Capital Trust Cl B,
                VRDN, 1.34%, 3/7/02
                (Acquired 12/20/01,
                Cost $6,000,000)(1)                         $     6,000,000

  2,900,000  Ontario Redevelopment Agency
                Industrial Development Rev.,
                (Safariland), VRDN, 1.20%,
                3/6/02 (LOC: California State
                Teacher's Retirement)                             2,900,000

  3,000,000  Peninsula Corridor Joint Powers
                Board Farebox Rev., Series
                2001 A, 3.40%, 5/1/02                             3,002,187

  2,400,000  Pinole Redevelopment Agency
                Rev., Series 1998 A, (East
                Bluff Apartments), VRDN,
                1.25%, 3/7/02 (LOC:
                Comerica Bank)                                    2,400,000

  2,000,000  Sacramento County Housing
                Auth. Rev., Issue 1992 A,
                (Shadowood Apartments),
                VRDN, 1.20%, 3/6/02 (LOC:
                General Electric Capital Corp.)                   2,000,000

  2,500,000  Sacramento County Special
                Facilities Airport Rev., (Cessna
                Aircraft Co.), VRDN, 1.15%,
                3/7/02 (LOC: Bank of
                America N.A.)                                     2,500,000

  7,500,000  San Bernardino County Housing
                Auth. Custody Receipts Rev.,
                Series 2001 A, 4.15%,
                5/1/02 (SBBPA: Toronto
                Dominion Bank) (Acquired
                4/26/01, Cost $7,549,650)(1)                      7,508,297

  7,812,789  San Bernardino Single Family
                Mortgage Rev., Series 2001 A,
                2.40%, 7/1/02 (GNMA/FNMA)
                (GIC: Bayerische Landesbank
                Girozentrale)                                     7,812,789

  2,865,000  San Marcos Industrial
                Development Auth. Rev.,
                (Sunclipse Inc.), VRDN, 1.15%,
                3/6/02 (LOC: Bank of
                America N.A.) (Acquired
                2/20/01, Cost $2,865,000)(1)                      2,865,000

  3,650,000  Simi Valley Community
                Redevelopment Agency Rev.,
                (Ashlee Manor), VRDN, 1.30%,
                3/6/02 (LOC: Redlands
                Federal Bank)                                     3,650,000

  4,350,000  Vallejo COP, (Golf Course
                Facilities Financing), VRDN,
                3.25%, 6/5/02 (LOC: Union
                Bank of California & California
                State Teacher's Retirement)                       4,350,000
                                                             -----------------
TOTAL INVESTMENT SECURITIES -- 100.0%                          $177,920,840
                                                             =================

10   1-800-345-2021               See Notes to Financial Statements

California Municipal Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

FEBRUARY 28, 2002 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance Inc.
GIC = Guaranteed Investment Contract
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  The aggregate value of restricted securities at February 28, 2002, was $46,229,100, which represented 26.2% of net assets. Restricted securities considered illiquid represent 4.3% of net assets.

See Notes to Financial Statements                 www.americancentury.com    11

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                     TAX-FREE       MUNICIPAL
                                                   MONEY MARKET    MONEY MARKET
                                                   ------------    ------------
FEBRUARY 28, 2002 (UNAUDITED)

ASSETS

Investment securities, at value
  (amortized cost and cost for federal
  income tax purposes) ..........................  $541,476,130    $177,920,840
Interest receivable .............................     3,187,961         881,622
Prepaid portfolio insurance .....................        54,863          18,615
                                                  --------------  --------------
 ................................................   544,718,954     178,821,077
                                                  --------------  --------------
LIABILITIES

Disbursements in excess of demand deposit cash ..     2,897,555       2,119,167
Accrued management fees (Note 2) ................       204,303          67,370
Dividends payable ...............................       115,029          14,161
Payable for trustees' fees and expenses (Note 2) .        1,662             548
                                                  --------------  --------------
                                                      3,218,549       2,201,246
                                                  --------------  --------------
Net Assets ......................................  $541,500,405    $176,619,831
                                                  ==============  ==============

CAPITAL SHARES

Outstanding (unlimited number
  of shares authorized) .........................   541,496,376     176,654,690
                                                  ==============  ==============

Net Asset Value Per Share .......................         $1.00           $1.00
                                                  ==============  ==============

NET ASSETS CONSIST OF:

Capital paid in .................................  $541,496,376    $176,654,690
Undistributed net investment income .............       275,802         122,436
Accumulated net realized loss on investment
   transactions .................................      (271,773)       (157,295)
                                                   --------------  -------------
                                                   $541,500,405    $176,619,831
                                                  ==============  ==============

                                               See Notes to Financial Statements
12    1-800-345-2021                  See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------

                                                     TAX-FREE       MUNICIPAL
                                                   MONEY MARKET    MONEY MARKET
                                                   ------------    ------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME

Income:
Interest .........................................  $5,182,192      $1,815,062
                                                   ------------    ------------

Expenses (Note 2):
Management fees ..................................   1,347,509         455,830
Trustees' fees and expenses ......................       7,934           2,693
Portfolio insurance ..............................      32,513           9,572
                                                   ------------    ------------
                                                     1,387,956         468,095
                                                   ------------    ------------

Net investment income ............................   3,794,236       1,346,967
                                                   ------------    ------------

Net realized gain on investment transactions .....         133              --
                                                   ------------    ------------

Net Increase in Net Assets Resulting
  from Operations ................................  $3,794,369      $1,346,967
                                                   ============    ===========

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com  13

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2001

Decrease in Net Assets

                                             TAX-FREE MONEY MARKET                    MUNICIPAL MONEY MARKET
                                             ---------------------                    ----------------------

                                             2002            2001                      2002             2001

OPERATIONS

Net investment income .............  $    3,794,236    $  17,157,944           $    1,346,967    $    5,244,258
Net realized gain .................             133            6,901                       --             1,674
                                     ---------------   --------------         ----------------   ---------------
Net increase in net assets
  resulting from operations .......       3,794,369       17,164,845                1,346,967         5,245,932
                                     ---------------   --------------         ----------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income ........      (3,794,236)     (17,157,944)              (1,346,967)       (5,244,258)
                                     ---------------   --------------         ----------------   ---------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .........     224,191,187      662,344,709               71,670,790       161,382,057
Proceeds from reinvestment
  of distributions ................       2,773,336       12,195,292                1,214,067         4,940,545

Payments for shares redeemed ......    (237,186,269)    (763,301,010)             (73,817,727)     (167,300,005)
                                     ---------------   --------------         ----------------   ---------------
Net decrease in net assets
from
capital share transactions ........     (10,221,746)     (88,761,009)                (932,870)         (977,403)
                                     ---------------   --------------         ----------------   ---------------

Net decrease in net assets ........     (10,221,613)     (88,754,108)                (932,870)         (975,729)

NET ASSETS

Beginning of period ...............     551,722,018      640,476,126              177,552,701       178,528,430
                                     ---------------   --------------         ----------------   ---------------

End of period .....................    $541,500,405     $551,722,018             $176,619,831      $177,552,701
                                     ===============   ==============         ================   ===============

Undistributed net investment income .      $275,802         $275,802                 $122,436          $122,436
                                     ===============   ==============         ================   ===============

TRANSACTIONS IN SHARES OF THE FUNDS

Sold ................................   224,191,187      662,344,709               71,670,790       161,382,057

Issued in reinvestment
  of distributions ..................     2,773,336       12,195,292                1,214,067         4,940,545

Redeemed ............................  (237,186,269)    (763,301,010)             (73,817,727)     (167,300,005)
                                     ---------------   --------------         ----------------   ---------------

Net decrease ........................   (10,221,746)     (88,761,009)                (932,870)         (977,403)
                                     ===============   ==============         ================   ===============

                                                                               See Notes to Financial Statements
14   1-800-345-2021                                                   See Glossary for a Definition of the Table

Notes to Financial Statements
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century California Tax-Free and Municipal Funds
(the trust) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. California Tax-Free Money
Market Fund (Tax-Free Money Market) and California Municipal Money Market Fund
(Municipal Money Market) (the funds) are two funds in a series issued by the trust. Tax-Free Money Market is diversified and Municipal Money Market is non-diversified under the 1940 Act. The funds seek income that is exempt from federal and California income taxes. Tax-Free Money Market  and Municipal Money
Market seek to obtain as high a level of interest income as is consistent with prudent investment management and conservation of shareholders' capital. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The  following significant accounting policies are in accordance with accounting principles generally accepted in the
United States  of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    WHEN-ISSUED -- The funds may engage in securities transactions on a when-issued basis. Under this arrangement, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

    The character of distributions made during the year from net investment income or net realized gains may differ from their  ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    At August 31, 2001, accumulated net realized capital loss carryovers for federal income tax purposes for Tax-Free Money Market of $271,183 (expiring in
2004 through 2008) and for Municipal Money Market of $157,293 (expiring in 2003 through 2006) may  be used to offset future taxable gains.

    Tax-Free Money Market and Municipal Money Market have elected to treat $723 and $2, respectively, of net capital losses incurred in the ten-month period ended August 31, 2001, as  having been incurred in the following fiscal year for federal income tax purposes.

                                                  www.americancentury.com    15

Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                    (Continued)

FEBRUARY 28, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those Trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category
Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from
0.2900% to 0.3100%. For the six months ended February 28, 2002, the effective annual management fee for both funds was 0.49%.

    MONEY MARKET INSURANCE -- The funds, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA on a yearly basis, which are amortized daily over one year.

    RELATED PARTIES -- Certain officers and trustees of the trust  are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent  of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

3. SUBSEQUENT EVENTS

    On March 13, 2002, the Board of Trustees of Municipal Money Market approved a plan of reorganization (the reorganization)  pursuant to which Tax-Free Money
Market would acquire all of the assets of Municipal Money Market in exchange for shares of equal value of Tax-Free Money Market and the assumption by Tax-Free
Money Market of all liabilities of Municipal Money Market. The financial statements and performance history of Tax-Free Money Market would be carried over in the post-reorganization. The  reorganization can be consummated only if, among other things,  it is approved by the vote of a majority (as defined in the
1940  Act) of outstanding voting securities of Municipal Money Market. A special meeting of shareholders is expected to be be held on August 2, 2002 to vote on the reorganization. If the reorganization is approved by shareholders, the reorganization is expected to be effective at the beginning of business on
September 3, 2002.

16   1-800-345-2021

California Tax-Free Money Market--Financial Highlights
--------------------------------------------------------------------------------

 FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)

                                         2002(1)         2001         2000          1999          1998          1997
                                         -------         ----         ----          ----          ----          ----
PER-SHARE DATA

Net Asset Value,
Beginning of Period .................    $1.00          $1.00        $1.00         $1.00         $1.00         $1.00
                                      ---------       --------     --------      --------       -------       -------

Income From Investment Operations

Net Investment Income ...............     0.01           0.03         0.03          0.03          0.03          0.03
                                      ---------       --------     --------      --------       -------       -------

Distributions

From Net Investment Income ..........    (0.01)         (0.03)       (0.03)        (0.03)        (0.03)        (0.03)
                                      ---------       --------     --------      --------       -------       -------

Net Asset Value, End of Period ......    $1.00          $1.00        $1.00         $1.00         $1.00         $1.00
                                      =========       ========     ========      ========       =======       =======
Total Return(2) .....................     0.69%          2.86%        3.11%         2.62%         3.12%         3.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets ..................  0.50%(3)          0.50%        0.49%         0.50%         0.50%         0.49%

Ratio of Net Investment Income to
Average Net Assets ..................  1.38%(3)          2.84%        3.07%         2.59%         3.07%         3.10%

Net Assets, End of Period
(in thousands) ...................... $541,500        $551,722     $640,476      $558,175      $455,994      $417,784

(1)  Six months ended February 28, 2002 (unaudited).

(2)  Total return assumes reinvestment of dividends
and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table         www.americancentury.com   17

California Municipal Money Market--Financial Highlights
--------------------------------------------------------------------------------

 FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)

                                         2002(1)         2001          2000          1999          1998          1997
                                         -------         ----          ----          ----          ----          ----

PER-SHARE DATA

Net Asset Value,
Beginning of Period ................     $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                       --------        --------     --------      --------       -------       -------

Income From Investment Operations

Net Investment Income ..............      0.01           0.03          0.03          0.03          0.03          0.03
                                       --------        --------     --------      --------       -------       -------

Distributions

From Net Investment Income .........     (0.01)         (0.03)        (0.03)        (0.03)        (0.03)        (0.03)
                                       --------        --------     --------      --------       -------       -------

Net Asset Value, End of Period .....     $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                       ========        ========     ========      ========      ========      ========

Total Return(2) ....................      0.72%          2.96%         3.19%         2.76%         3.20%         3.15%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets .................   0.50%(3)          0.50%         0.49%         0.50%         0.50%         0.52%

Ratio of Net Investment Income to
Average Net Assets .................   1.45%(3)          2.93%         3.13%         2.73%         3.16%         3.10%

Net Assets, End of Period
(in thousands) .....................  $176,620        $177,553      $178,528      $179,985      $172,592      $170,477

(1)  Six months ended February 28, 2002 (unaudited).

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                                              See Notes to Financial Statements
18   1-800-345-2021                  See Glossary for a Definition of the Table

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     CALIFORNIA TAX-FREE MONEY MARKET and CALIFORNIA MUNICIPAL MONEY MARKET seek to provide interest income exempt from both federal and California state income taxes while maintaining a stable share price. The funds invest in high-quality
California municipal money market securities.

     An investment in these funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS category invest in high-quality California municipal obligations with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit quality (the issuer's financial strength and the likelihood of timely payment of interest and principal) is a key factor in fixed-income investment analysis. Credit ratings issued by independent rating and research companies such as Standard & Poor's help quantify credit quality--the stronger the issuer, the higher the credit rating.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*A-1+: extremely strong ability to meet financial obligations.

*A-1: strong ability to meet financial obligations.

*A-2: satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective. They reflect the opinions of the rating agencies that issue them and are not absolute standards of quality.

[right margin]

INVESTMENT TEAM LEADERS

Portfolio Manager
   TODD PARDULA
===================================
Municipal Credit Research Director
   STEVEN PERMUT
===================================
Municipal Credit Analysts
   DAVID MOORE
   BILL MCCLINTOCK
   TIM BENHAM
   BRAD BODE

                                                  www.americancentury.com    19

Glossary
--------------------------------------------------------------------------------

*   AMT PAPER -- instruments with income subject to the federal alternative minimum tax.

*   BASIS POINT -- a basis point equals one one-hundredth of a percentage point
(or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   MUNICIPAL COMMERCIAL PAPER (CP) -- high-grade short-term securities backed by a line of credit from a bank.

*   MUNICIPAL NOTES -- municipal securities with maturities of two years or less.

*   PUT BONDS -- long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages 17-18.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   VARIABLE-RATE NOTES -- securities that track market interest rates and stabilize their market values using periodic (daily or weekly) interest rate adjustments.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (7-DAY CURRENT) -- calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

*   YIELD (7-DAY EFFECTIVE) -- calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

*   YIELD (7-DAY TAX-EQUIVALENT) -- shows the taxable yields that investors in a combined California and federal income tax bracket would have to earn before taxes to equal the fund's 7-Day Current Yield.

20   1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal  and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable  foundation and generally lower volatility levels than  stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price- fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price,  or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the STATEMENT OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and  portfolio turnover (a gauge of the fund's trading activity).

                                                  www.americancentury.com   21

Notes
--------------------------------------------------------------------------------

22   1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                  www.americancentury.com   23

Notes
--------------------------------------------------------------------------------

24   1-800-345-2021

[inside back cover]

                             AMERICAN CENTURY FUNDS

================================================================================
                                     GROWTH
================================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.tm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

================================================================================
                               GROWTH AND INCOME
================================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

================================================================================
                                     INCOME
================================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Bond         FL Municipal Bond
   Limited-Term Bond               Tax-Free Bond
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

================================================================================
                              CAPITAL PRESERVATION
================================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

THE INVESTMENT OBJECTIVE MAY BE BASED ON THE FUND'S OBJECTIVE AS STATED IN ITS
PROSPECTUS OR FUND PROFILE, OR THE FUND'S CATEGORIZATION BY INDEPENDENT RATING
ORGANIZATIONS BASED ON ITS MANAGEMENT STYLE.

THE CLASSIFICATION OF FUNDS BY RISK CATEGORY IS BASED ON QUANTITATIVE HISTORICAL
MEASURES AS WELL AS QUALITATIVE PROSPECTIVE MEASURES. IT IS NOT INTENDED TO BE A
PRECISE INDICATOR OF FUTURE RISK OR RETURN LEVELS. THE DEGREE OF RISK WITHIN
EACH CATEGORY CAN VARY SIGNIFICANTLY, AND SOME FUND RETURNS HAVE HISTORICALLY
BEEN HIGHER THAN MORE AGGRESSIVE FUNDS OR LOWER THAN MORE CONSERVATIVE FUNDS.
PLEASE BE AWARE THAT A FUND'S CATEGORY MAY CHANGE OVER TIME. THEREFORE, IT IS
IMPORTANT THAT YOU READ A FUND'S PROSPECTUS OR FUND PROFILE CAREFULLY BEFORE
INVESTING TO ENSURE ITS OBJECTIVES, POLICIES AND RISK POTENTIAL ARE CONSISTENT
WITH YOUR NEEDS. FOR A DEFINITION OF FUND CATEGORIES, SEE THE GLOSSARY.

*WHILE LISTED WITHIN THE INCOME INVESTMENT OBJECTIVE, THE TARGET FUNDS DO NOT
PAY CURRENT DIVIDEND INCOME. INCOME  DIVIDENDS ARE DISTRIBUTED ONCE A YEAR IN
DECEMBER. THE TARGET FUNDS ARE LISTED IN ALL THREE RISK CATEGORIES DUE TO THE
DRAMATIC PRICE VOLATILITY INVESTORS MAY EXPERIENCE DURING CERTAIN MARKET
CONDITIONS. IF HELD TO THEIR TARGET DATES,  HOWEVER, THEY CAN OFFER A
CONSERVATIVE, DEPENDABLE WAY TO INVEST FOR A SPECIFIC TIME HORIZON.

**THESE FUNDS ARE CLOSED TO NEW INVESTORS.

PLEASE CALL 1-800-345-2021 FOR A PROSPECTUS OR PROFILE ON ANY AMERICAN CENTURY
FUND. THESE DOCUMENTS CONTAIN IMPORTANT INFORMATION INCLUDING CHARGES AND
EXPENSES, AND YOU SHOULD READ THEM CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

[back cover]

[graphic of rowers]

WHO WE ARE

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

--------------------------------------------------------------------------------

0204                              American Century Investment Services, Inc.
SH-SAN-29304N                     (c)2002 American Century Services Corporation

[left margin]

[american century logo and text logo (reg. sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS

1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE

1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF

1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED  RETIREMENT PLANS

1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS, FINANCIAL ADVISORS, INSURANCE
COMPANIES

1-800-345-6488

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT MANAGER

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

February 28, 2002                 [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The six months ended February 28, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors. In particular, September 11 changed
Americans' perception of the world and our place in it, as well as pushing an already weak economy  into recession.

     But as tumultuous as conditions  have been since last August, they could have been much worse. September 11 reawakened America's "can do"
spirit, triggering a flurry of activity that propped up the financial markets and economy. That apprears to have helped us shake off recession, and has been good news for the U.S. equity market, which rebounded strongly.

     Californians also breathed a relative sigh of relief. The expected wave of power outages never materialized, and though the "tech wreck" took a heavy toll on Silicon Valley employment and tax collections, most of the state escaped the economic downturn relatively unscathed. The American Century
California Limited-, Intermediate-, and Long-Term Tax-Free funds posted positive returns in this unsettled environment, though the fourth-quarter stock market rally took a big bite out of bond fund performance.

     Amid all this turmoil, nothing has changed here at American Century  from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     But some changes are inevitable. We're in the process of streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on
American Century's Web site (www.americancentury.com) within three weeks after each calendar quarter end (3/31, 6/30, 9/30, and 12/31). Quarterly reporting on the Web--in addition to the required annual and semiannual report mailings--should help provide you with faster and more timely information.

     And as always, we appreciate your continued confidence in American Century, especially during these turbulent times.

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III

James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

CALIFORNIA LIMITED-TERM TAX-FREE

   Portfolio Composition
      by Credit Rating .....................................................   3
   Schedule of Investments .................................................   4
CALIFORNIA INTERMEDIATE-TERM TAX-FREE

   Portfolio Composition
      by Credit Rating .....................................................   9
   Schedule of Investments .................................................  10
CALIFORNIA LONG-TERM TAX-FREE

   Portfolio Composition
      by Credit Rating .....................................................  16
   Schedule of Investments .................................................  17
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ..........................................................  20
   Statement of Operations .................................................  21
   Statement of Changes
      in Net Assets ........................................................  22
   Notes to Financial
      Statements ...........................................................  23
   Financial Highlights ....................................................  25
OTHER INFORMATION
   Background Information
      Investment Philosophy
         and Policies ......................................................  28
      Comparative Indices ..................................................  28
      Lipper Rankings ......................................................  28
      Investment Team
         Leaders ...........................................................  28
      Credit Rating
         Guidelines ........................................................  28
   Glossary ................................................................  29

                                                  www.americancentury.com      3

California Limited-Term Tax-Free --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

               CALIFORNIA                           CALIF. SHORT-INTERM.
              LIMITED-TERM    LEHMAN 3-YEAR        MUNICIPAL DEBT FUNDS(2)
                TAX-FREE     MUNICIPAL INDEX   AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) .... 1.84%           2.79%             1.77%              --
1 YEAR ..........5.43%           6.72%             5.01%          2 OUT OF 11
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ........ 4.71%           5.26%             4.22%          1 OUT OF 9
5 YEARS ........ 4.88%           5.31%             4.54%          2 OUT OF 8
LIFE OF FUND ... 4.79%           5.34%(3)          4.88%(4)       2 OUT OF 2(4)

The fund's inception date was 6/1/92.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 5/31/92, the date nearest the fund's inception for which data are available.

(4) Since 6/4/92, the date nearest the fund's inception for which data are available.

See pages 28-29 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER LIFE OF FUND

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The Lehman 3-Year Municipal Bond Index is provided for comparison in each graph. California Limited-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDED FEBRUARY 28)

* Fund data from 6/1/92, the fund's inception date. Index data from 5/31/92, the date nearest the fund's inception for which data are available. Not annualized.

4      1-800-345-2021

California Limited-Term Tax-Free--Performance Review
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

     California Limited-Term Tax-Free's total return for the six months ended
February 28, 2002, outpaced the average return of the 11 California
Short-Intermediate Municipal funds tracked by Lipper Inc. Longer-term fund performance also stacked up well against the Lipper group. (See the previous page  for details.)

MARKET BACKDROP

     Municipal bonds turned in generally uninspiring returns for the six months.
Demand was limited by a flight into short-term government securities early in the fourth quarter of 2001. Weighing further on the municipal market, signs of economic recovery started appearing as 2002 rolled around. Along with those signs came concerns that the Federal Reserve (the Fed) would eventually begin raising short-term interest rates to keep inflation and economic growth within manageable limits.

     Heavy new municipal bond issuance also pressured yields higher.
Municipalities borrowed as economically sensitive revenues fell in conjunjction with the weakening economy. As a result, the volume of new municipal bond issuance during the first quarter of 2002 marked the third-highest quarterly total on record. Complicating matters further, investor demand for municipal bonds remained fairly tepid.

FUND STRATEGIES

     With signs of a possible economic recovery beginning to appear, the management team shortened California Limited-Term Tax-Free's duration relative to its Lipper peers. Duration refers to a bond portfolio's sensitivity to changes in interest rates. Generally speaking, a short duration helps the portfolio limit losses when bond yields rise, while a long duration tends to boost returns when yields fall. So the short duration enhanced the fund's relative performance.

     The team also employed a barbell bond maturity structure. A fund's bond maturity structure refers to the way in which its bond maturities are spread across the portfolio. A barbell means heavier weightings in short and long maturities, with fewer holdings in the middle; the fund was concentrated in securities maturing in two years or less and those with eight- to 10-year maturities. Such a position tends to perform best when short-term rates rise more quickly than longer-term ones. So the barbell dampened performance late last year, but has begun paying off in 2002.

     From a credit standpoint, management continued to emphasize top-quality bonds. Such securities usually hold up better during uncertain economic times.
And from a risk-adjusted standpoint, management felt that most lower-quality bonds didn't offer high enough yields to compensate for the additional risk.
However, the team was able to pick up some higher-yielding bonds with attractive prices, and had what were believed to be compelling credit stories.

ON THE HORIZON

     The management team expects to continue focusing on high-quality bonds while maintaining the barbell structure for now. It also plans to keep duration on the short side, helping to insulate the portfolio's performance in case bond yields trend higher, as could be the case if the Fed starts raising interest rates.

[right margin]

YIELDS AS OF FEBRUARY 28, 2002

30-DAY SEC YIELD                 2.31%

30-DAY TAX-EQUIVALENT YIELDS
   34.24% TAX BRACKET            3.51%
   36.96% TAX BRACKET            3.66%
   41.50% TAX BRACKET            3.95%
   44.76% TAX BRACKET            4.18%

Yields are for combined state and federal income tax brackets.

PORTFOLIO AT A GLANCE
                             AS OF 2/28/02
NET ASSETS                  $180.1 MILLION

                         2/28/02      8/31/01
WEIGHTED AVERAGE
   MATURITY              3.9 YRS      3.8 YRS
AVERAGE DURATION         3.1 YRS      3.2 YRS
EXPENSE RATIO             0.51%*        0.51%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
                        % OF FUND INVESTMENTS
                          AS OF       AS OF
                         2/28/02      8/31/01
AAA                       57%          59%
AA                        17%          16%
A                         17%          17%
BBB                        9%           8%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
28 for more information.

Investment terms are defined in the Glossary on pages 29-30.

                                                  www.americancentury.com      5

California Limited-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 93.8%

CALIFORNIA -- 85.3%
               $2,000,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Episcopal Homes Foundation),
                              4.50%, 7/1/02                         $  2,014,500
                1,235,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Episcopal Homes Foundation),
                              4.50%, 7/1/03                            1,264,640
                2,450,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Episcopal Homes Foundation),
                              4.80%, 7/1/06                            2,533,692
                  400,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Odd Fellows Home), 4.40%,
                              8/15/02 (California Mortgage
                              Insurance)                                 404,580
                  400,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Odd Fellows Home), 4.55%,
                              8/15/03 (California Mortgage
                              Insurance)                                 412,732
                  425,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Odd Fellows Home), 4.65%,
                              8/15/04 (California Mortgage
                              Insurance)                                 445,120
                1,500,000  Azusa Unified School District
                              COP, 3.20%, 8/31/04                      1,502,040
                1,910,000  California Educational Facilities
                              Auth. Rev., Series 1997 A,
                              (University of Southern
                              California), 5.60%, 10/1/03              2,023,091
                  395,000  California Educational Facilities
                              Auth. Rev., Series 1997 B,
                              (Pooled College & University
                              Projects), 5.45%, 4/1/02                   396,256
                  420,000  California Educational Facilities
                              Auth. Rev., Series 1997 B,
                              (Pooled College & University
                              Projects), 5.55%, 4/1/03                   434,230
                  440,000  California Educational Facilities
                              Auth. Rev., Series 1997 B,
                              (Pooled College & University
                              Projects), 5.65%, 4/1/04                   465,428
                  465,000  California Educational Facilities
                              Auth. Rev., Series 1997 B,
                              (Pooled College & University
                              Projects), 5.75%, 4/1/05                   499,838
                1,000,000  California GO, 6.35%, 11/1/04
                              (FGIC)                                   1,112,030

Principal Amount                                                          Value
--------------------------------------------------------------------------------

               $4,275,000  California GO, 6.50%, 2/1/08
                              (AMBAC)                               $  4,981,870
                2,500,000  California GO, 4.50%, 10/1/08
                              (FSA)                                    2,667,950
                2,500,000  California GO, 5.00%, 12/1/09
                              (AMBAC)                                  2,735,825
                3,000,000  California GO, 5.00%, 3/1/10
                              (XLCA)                                   3,239,040
                1,000,000  California GO, 5.50%, 3/1/11
                              (XLCA)                                   1,116,130
                1,695,000  California Mobilehome Park
                              Financing Auth. Rev., Series
                              2000 A, (Union City Tropics),
                              4.80%, 8/15/06 (ACA)                     1,773,970
                  500,000  California Public Works Board
                              Lease Rev., Series 1991 A,
                              6.10%, 9/1/02                              511,685
                1,000,000  California Public Works Board
                              Lease Rev., Series 1993 A,
                              (Various University of California
                              Projects), 5.50%, 6/1/10                 1,113,840
                1,485,000  California Public Works Board
                              Lease Rev., Series 1994 A,
                              (Community College Projects),
                              9.00%, 10/1/03                           1,644,771
                1,000,000  California Public Works Board
                              Lease Rev., Series 1997 A,
                              (California Community Colleges),
                              5.00%, 4/1/02                            1,003,220
                3,000,000  California Rev. Anticipation Notes,
                              3.25%, 6/28/02                           3,017,730
                2,765,000  California Statewide Communities
                              Development Auth. COP, (St.
                              Joseph Health Systems),
                              5.00%, 7/1/05 (FSA)                      2,991,205
                1,010,000  California Statewide Communities
                              Development Auth. Rev.,
                              (Mission Insured Hospital),
                              4.20%, 11/1/08 (California
                              State Mortgage)                          1,025,534
                3,000,000  California Statewide Communities
                              Development Auth. Rev., Series
                              2001 B, (Kaiser Permanente),
                              2.30%, 7/1/02                            3,000,000
                1,750,000  California Statewide Communities
                              Development Auth. Rev., Series
                              2001 C, (Kaiser Permanente),
                              3.85%, 8/1/06                            1,758,453
                  345,000  California Statewide Communities
                              Development Auth. Special Tax
                              COP, Series 2001 B, (Pooled
                              Financing Program), 3.00%,
                              10/1/04 (FSA)                              354,018
                  400,000  California Statewide Communities
                              Development Auth. Special Tax
                              COP, Series 2001 B, (Pooled
                              Financing Program), 3.75%,
                              10/1/08 (FSA)                              411,172
                1,860,000  California University Fresno
                              Association Rev., (Auxiliary
                              Organization Event Center),
                              5.00%, 7/1/04                            1,938,938

6      1-800-345-2021                          See Notes to Financial Statements

California Limited-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

               $1,125,000  California University Fresno
                              Association Rev., (Auxiliary
                              Organization Event Center),
                              5.00%, 7/1/05                         $  1,172,858
                1,000,000  California University Fresno
                              Association Rev., (Auxiliary
                              Organization Event Center),
                              5.00%, 7/1/06                            1,040,050
                1,130,000  Carson Redevelopment Agency
                              Residential Mortgage COP,
                              (Area No. 1), 5.50%, 10/1/11
                              (MBIA)                                   1,279,759
                  920,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 5.25%,
                              2/1/04                                     949,642
                  895,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 5.00%,
                              2/1/07                                     932,796
                  895,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 5.125%,
                              2/1/08                                     935,373
                1,245,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 5.125%,
                              2/1/09                                   1,292,696
                  675,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 5.25%,
                              2/1/10                                     702,702
                  860,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 5.25%,
                              2/1/11                                     892,534
                1,500,000  Childrens Trust Fund Tobacco
                              Settlement Rev., 5.00%, 7/1/08           1,556,385
                  290,000  Coachella Valley Recreation &
                              Park District Improvement GO,
                              (District 1), 4.875%, 9/2/06
                              (MBIA)                                     316,039
                  310,000  Coachella Valley Recreation &
                              Park District Improvement GO,
                              (District 1), 4.875%, 9/2/07
                              (MBIA)                                     338,746
                2,000,000  CSUCI Financing Auth. Rev.,
                              (Rental Housing), 3.375%,
                              8/1/04 (LOC: Citibank N.A.)              2,019,720
                  830,000  Delano Financing Auth. Rev.,
                              (Correctional Facilities), 2.50%,
                              4/1/03                                     834,316
                  905,000  Delano Financing Auth. Rev.,
                              (Correctional Facilities), 3.00%,
                              4/1/04                                     920,177
                  980,000  Delta Diablo Sanitation District
                              Rev., 3.00%, 12/1/03 (FSA)               1,000,178
                3,300,000  East Bay Municipal Utility District
                              Rev., 5.20%, 6/1/08 (MBIA)               3,443,583

Principal Amount                                                         Value
--------------------------------------------------------------------------------

               $6,000,000  East Bay-Delta Housing & Finance
                              Agency Rev., Series 2001 A,
                              (Pass Thru Lease Purchase
                              Program), 4.25%, 6/1/05
                              (MBIA)                                $  6,241,919
                1,000,000  Foster City Community
                              Development Agency Single
                              Family Mortgage Rev., 4.00%,
                              9/1/03                                   1,029,280
                1,190,000  Imperial Irrigation District COP,
                              (Water System), 5.50%,
                              7/1/09 (AMBAC)                           1,341,630
                3,000,000  Los Angeles Community College
                              District COP, Series 2001 A,
                              4.00%, 8/1/03                            3,094,260
                  500,000  Los Angeles Community
                              Redevelopment Agency Parking
                              System Rev., (Cinerama Dome
                              Public Package Project), 4.75%,
                              7/1/07 (ACA)                               519,925
                  615,000  Los Angeles Community
                              Redevelopment Agency Parking
                              System Rev., (Cinerama Dome
                              Public Package Project),
                              4.875%, 7/1/08 (ACA)                       641,519
                2,380,000  Los Angeles County Capital Asset
                              Leasing Corp. Rev., Series
                              1999 A, (California Equipment
                              Program), 4.70%, 6/1/02                  2,399,468
                1,045,000  Los Angeles County Capital Asset
                              Leasing Corp. Rev., Series
                              1999 A, (California Equipment
                              Program), 4.875%, 12/1/02                1,071,365
                  500,000  Los Angeles County Community
                              Facilities District No. 3 Rev.,
                              Series 2000 A, (Improvement
                              Area B), 4.125%, 9/1/05
                              (AMBAC)                                    528,715
                1,000,000  Los Angeles County Metropolitan
                              Transportation Auth. Sales Tax
                              Rev., Series 1995 A,
                              (Proposition C), 5.90%, 7/1/02
                              (AMBAC)                                  1,015,350
                2,645,000  Los Angeles County Metropolitan
                              Transportation Auth. Sales Tax
                              Rev., Series 1997 A,
                              (Proposition A), 5.50%, 7/1/02
                              (MBIA)                                   2,682,083
                1,360,000  Los Angeles County Public Works
                              Financing Auth. Lease Rev.,
                              Series 1996 A, 6.00%, 9/1/04
                              (MBIA)                                   1,493,661
                1,500,000  Los Angeles Department of Water
                              & Power Rev., Series 2001
                              AA1, (Power Systems), 5.00%,
                              7/1/03                                   1,564,230
                3,130,000  Los Angeles Department of Water
                              & Power Rev., Series 2001
                              AA1, (Power Systems), 5.25%,
                              7/1/10 (MBIA)                            3,478,870

See Notes to Financial Statements                 www.americancentury.com      7

California Limited-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

               $6,450,000  Los Angeles GO, Series 1993 A,
                              5.25%, 9/1/03, Prerefunded at
                              102% of Par(1)(2)                     $  6,917,818
                1,110,000  Los Angeles Wastewater System
                              Rev., Series 1996 A, 6.00%,
                              2/1/03 (FGIC)                            1,156,376
                1,000,000  Metropolitan Water District of
                              Southern California Rev.,
                              6.375%, 7/1/02                           1,019,300
                1,330,000  Oakland Joint Powers Financing
                              Auth. Rev., (Convention Centers),
                              5.00%, 10/1/06 (AMBAC)                   1,459,728
                3,000,000  Oakland Joint Powers Financing
                              Auth. Rev., (Convention Centers),
                              5.25%, 10/1/08 (AMBAC)                   3,346,740
                  865,000  Orange County Development
                              Agency Tax Allocation GO,
                              4.00%, 9/1/03 (MBIA)                       893,597
                1,230,000  Orange County Rev., Series
                              1995 A, (Recovery), 6.00%,
                              6/1/08 (MBIA)                            1,415,951
                2,300,000  Pacific Housing & Finance
`                             Agency Lease Rev., Series
                              1999 A, (Pass Thru Obligation-
                              Lease Purchase), 4.625%,
                              12/1/04 (MBIA)                           2,336,156
                  735,000  Paradise Irrigation District Rev.,
                              3.50%, 7/1/03 (AMBAC)                      752,023
                1,800,000  Poway Unified School District
                              Special Tax Rev., (Community
                              Facilities District No. 1), 5.00%,
                              10/1/07 (MBIA)                           1,983,528
                  585,000  Rancho Water District Financing
                              Auth. Rev., Series 2001 A,
                              5.00%, 8/1/07                              643,009
                1,650,000  Riverside Sewer Rev., 7.00%,
                              8/1/07 (FGIC)                            1,972,179
                1,500,000  Riverside Unified School District
                              GO, Series 2002 A, 3.00%,
                              2/1/04 (FGIC)(3)                         1,530,510
                2,015,000  Riverside Unified School District
                              GO, Series 2002 A, 3.00%,
                              2/1/05 (FGIC)(3)                         2,049,799
                1,000,000  Sacramento County Sanitation
                              District Auth. Rev., Series
                              2000 A, 4.60%, 12/1/02                   1,024,240
                1,000,000  Sacramento County Sanitation
                              District Auth. Rev., Series
                              2000 A, 4.70%, 12/1/03                   1,049,700
                3,800,000  Sacramento County Sanitation
                              District Auth. Rev., Series
                              2000 A, 5.10%, 12/1/09                   4,205,688
                  500,000  Sacramento Schools Insurance
                              Auth. Rev., Series 1993 C,
                              (Workers Compensation
                              Program), 5.75%, 6/1/03(1)                 514,105
                1,000,000  San Bernardino County COP,
                              Series 1995 A, (Medical Center
                              Financing), 5.20%, 8/1/04
                               (MBIA)                                  1,076,600

Principal Amount                                                         Value
--------------------------------------------------------------------------------

               $1,680,000  San Diego County Regional
                              Transportation Commission Rev.,
                              Series 1993 A, 5.25%, 4/1/06
                              (FGIC)                                $  1,843,834
                  795,000  San Diego Unified School District
                              GO, Series 2000 B, 4.70%,
                              7/1/09 (MBIA)(4)                           596,337
                  675,000  San Diego Unified School District
                              GO, Series 2000 B, 4.77%,
                              7/1/10 (MBIA)(4)                           480,161
                1,980,000  San Juan Unified School District
                              Capital Appreciation GO, 4.80%,
                              8/1/11 (FSA)(4)                          1,331,451
                3,120,000  Santa Clara County Financing
                              Auth. Lease Rev., Series
                              2000 B, (Multiple Facilities),
                              5.50%, 5/15/04 (AMBAC)                   3,359,117
                2,000,000  Santa Clara County Financing
                              Auth. Lease Rev., Series
                              2000 B, (Multiple Facilities),
                              5.50%, 5/15/07 (AMBAC)                   2,238,040
                1,250,000  South Orange County Public
                              Financing Auth. Rev., Series
                              1994 C, (Foothill Area), 7.50%,
                              8/15/07 (FGIC)                           1,526,925
                1,075,000  Stockton Health Facilities Auth.
                              Rev., Series 1997 A, (Dameron
                              Hospital Association), 4.80%,
                              12/2/02                                  1,087,492
                1,240,000  Stockton Health Facilities Auth.
                              Rev., Series 1997 A, (Dameron
                              Hospital Association), 5.00%,
                              12/1/05                                  1,278,775
                1,155,000  Sunnyvale Financing Authority
                              Rev., 4.00%, 10/1/10
                              (AMBAC)                                  1,182,408
                  745,000  Tehachapi COP, (Installment Sale),
                              4.80%, 11/1/04 (FSA)                       799,758
                3,175,000  Whittier Health Facility Rev.,
                              (Presbyterian Intercommunity),
                              5.50%, 6/1/02 (MBIA)                     3,208,401
                3,500,000  William S. Hart Union High School
                              District COP, (School Facilities),
                              2.40%, 1/15/04 (FSA)                     3,513,615
                                                                    ------------
                                                                     153,316,718
                                                                    ------------
GUAM -- 3.0%
                5,000,000  Guam Government Limited
                              GO, Series 2001 A, 5.00%,
                              12/1/09 (FSA)                            5,436,400
                                                                    ------------
NORTHERN MARIANA ISLANDS -- 1.2%
                1,425,000  Northern Mariana Islands
                              Commonwealth GO, Series
                              2000 A, 5.00%, 6/1/06 (ACA)              1,500,269
                  675,000  Northern Mariana Islands
                              Commonwealth GO, Series
                              2000 A, 5.50%, 6/1/07                      722,709
                                                                    ------------
                                                                       2,222,978
                                                                    ------------

8      1-800-345-2021                          See Notes to Financial Statements

California Limited-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
PUERTO RICO -- 2.8%
               $1,500,000  Puerto Rico Electric Power Auth.
                              Rev., Series 1999 FF, 5.25%,
                              7/1/09 (MBIA)                         $  1,653,780
                1,775,000  Puerto Rico Municipal Finance
                              Agency GO, Series 1999 A,
                              5.00%, 8/1/02                            1,801,660
                1,530,000  Puerto Rico Municipal Finance
                              Agency GO, Series 1999 B,
                              5.00%, 8/1/04                            1,634,087
                                                                    ------------
                                                                       5,089,527
                                                                    ------------
U.S. VIRGIN ISLANDS -- 1.5%
                1,000,000  Virgin Islands Public Finance Auth.
                              Rev., Series 1992 A, (Matching
                              Fund Loan Notes), 7.25%,
                              10/1/02, Prerefunded at
                              102% of Par(1)                           1,054,820
                1,500,000  Virgin Islands Public Finance Auth.
                              Rev., Series 1998 C, 5.50%,
                              10/1/07                                  1,605,870
                                                                    ------------
                                                                       2,660,690
                                                                    ------------
TOTAL MUNICIPAL SECURITIES                                           168,726,313
                                                                    ------------
   (Cost $163,384,508)

SHORT-TERM MUNICIPAL SECURITIES -- 6.2%

CALIFORNIA -- 6.2%
                3,800,000  California GO, Series 2000 A-11,
                              VRDN, 1.60%, 3/6/02
                              (SBBPA: Bayerische Hypo Und
                              Verinsbank) (Acquired
                              11/27/01, Cost $3,800,000)(5)            3,800,000
                2,881,000  Irvine Improvement Limited
                              Obligation COP, (District
                              No. 87-8), VRDN, 1.30%,
                              3/1/02                                   2,881,000
                1,000,000  Lake Elsinore Recreation Auth.
                              Rev., Series 2000 A, (Public
                              Facilities Project), VRDN, 1.00%,
                              3/6/02 (LOC: Union Bank of
                              California)                              1,000,000
                  900,000  Orange County Sanitation District
                              COP, Series 2000 A, VRDN,
                              1.30%, 3/1/02                              900,000

Principal Amount                                                         Value
--------------------------------------------------------------------------------

               $1,200,000  San Bernardino County COP,
                              (Capital Improvement
                              Refinancing), VRDN, 1.05%,
                              3/7/02 (LOC: Commerzbank
                              A.G.)                                 $  1,200,000
                1,400,000  San Jose Rev., (Fairway Glen),
                              VRDN, 1.10%, 3/7/02 (FGIC)               1,400,000
                                                                    ------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 11,181,000
                                                                    ------------
   (Cost $11,181,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $179,907,313
                                                                    ============
   (Cost $174,565,508)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

XLCA = XL Capital Assurance Corp.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(3) When-issued security.

(4) Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2002, was
    $3,800,000 which represented 2.1% of net assets.

See Notes to Financial Statements                 www.americancentury.com      9

California Intermediate-Term Tax-Free --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

                 CALIFORNIA                         CALIF. INTERMEDIATE
                  INT-TERM    LEHMAN 5-YEAR        MUNICIPAL DEBT FUNDS(2)
                  TAX-FREE      GO INDEX      AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) ...... 1.78%         2.44%            1.66%              --
1 YEAR ........... 5.98%         6.75%            5.77%         12 OUT OF 32
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......... 5.01%         5.38%            4.83%         10 OUT OF 26
5 YEARS .......... 5.61%         5.67%            5.35%          6 OUT OF 21
10 YEARS ......... 6.01%         5.95%            5.82%          2 OUT OF 4

The fund's inception date was 11/9/83.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

See pages 28-29 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Lehman 5-Year General Obligation Index is provided for comparison in each graph. California Intermediate-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED FEBRUARY 28)

10      1-800-345-2021

California Intermediate-Term Tax-Free--Performance Review
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

     California Intermediate-Term Tax-Free's total return for the six months ended February 28, 2002, outpaced the average return of the 32 California
Intermediate Municipal funds tracked by Lipper Inc. Longer-term fund performance also stacked up well against the Lipper group. (See the previous page for details.)

MARKET BACKDROP

     Municipal bonds turned in generally uninspiring returns for the six months.
A flight into short-term government securities early in the fourth quarter of
2001 provided the initial catalyst. Weighing further on the municipal market, signs of a potential economic recovery started appearing as 2002 rolled around.
Along with those signs came concerns that the Federal Reserve (the Fed) would eventually begin raising short-term interest rates to keep inflation and economic growth within manageable limits.

     Heavy new municipal bond issuance also pressured yields higher.
Municipalities borrowed as economically sensitive revenues fell in conjunction with the weakening economy. As a result, the volume of new municipal bond issuance during the first quarter of 2002 marked the third-highest on record.
Complicating matters further, investor demand for municipal bonds remained fairly tepid.

FUND STRATEGIES

     The management team employed several strategies that boosted California
Intermediate-Term Tax-Free's performance in that environment. To begin  with, management reduced the fund's duration (a bond portfolio's sensitivity to interest rate changes). Generally speaking, a short duration helps a fund limit losses when bond yields rise, while a long duration tends to benefit performance when yields fall. Those reductions translated into a comparable to slightly short duration relative to that of the Lipper group.

     Compared with the Lipper group, the fund was concentrated in short- and long-term bond maturities, while holding fewer securities with intermediate maturities. That barbell bond maturity structure tends to perform best when short-term rates rise more quickly than longer-term ones. Management focused on securities maturing in five years or less and on bonds maturing in 18-20 years.
Overall, the barbell dampened performance late last year, but has begun paying off in 2002.

     In addition, the team emphasized securities that it felt would hold up best during the challenging economic times. That meant holding more essential-service revenue bonds. These securities are backed by revenues from sources such as water and sewer usage. Since such services are necessary regardless of economic conditions, these bonds tend to perform well even when economic times are tough.
Management also emphasized top-rated bonds. As a result, AAA and AA bonds represented 80% of the portfolio at the end of February.

ON THE HORIZON

     The management team expects to continue focusing on high-quality bonds while maintaining the barbell structure for now. That structure should boost performance if short-term bond yields start to rise more than long-term yields, as could be the case if the Fed starts raising interest rates.

[right margin]

YIELDS AS OF FEBRUARY 28, 2002

30-DAY SEC YIELD                2.92%

30-DAY TAX-EQUIVALENT YIELDS
   34.24% TAX BRACKET           4.44%
   36.96% TAX BRACKET           4.63%
   41.50% TAX BRACKET           4.99%
   44.76% TAX BRACKET           5.29%

Yields are for combined state and federal income tax brackets.

PORTFOLIO AT A GLANCE
                             AS OF 2/28/02
NET ASSETS                  $454.6 MILLION

                         2/28/02      8/31/01
WEIGHTED AVERAGE
   MATURITY              7.8 YRS      8.5 YRS
AVERAGE DURATION         4.9 YRS      5.2 YRS
EXPENSE RATIO             0.51%*        0.51%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
                        % OF FUND INVESTMENTS
                          AS OF        AS OF
                         2/28/02      8/31/01
AAA                       68%          68%
AA                        12%          16%
A                         14%          12%
BBB                       6%            4%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
28 for more information.

Investment terms are defined in the Glossary on pages 29-30.

                                                  www.americancentury.com     11

California Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.7%

CALIFORNIA -- 91.6%
             $  1,000,000  Adelanto Public Financing Auth.
                              GO, (Community Correctional
                              Facility), 4.00%, 4/1/05              $  1,040,250
                4,845,000  Alameda County COP, (Santa
                              Rita Jail), 5.375%, 6/1/09
                              (MBIA)                                   5,420,925
                1,385,000  Alameda County COP, Series
                              2001 A, 5.375%, 12/1/15
                              (MBIA)                                   1,521,575
                2,450,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Episcopal Homes Foundation),
                              4.80%, 7/1/06                            2,533,692
                4,795,000  California Department of Water
                              Resources Central Valley Project
                              Rev., Series 1992 J2, 5.80%,
                              12/1/04                                  5,283,083
                2,000,000  California Department of Water
                              Resources Central Valley Project
                              Rev., Series 1998 U, 5.125%,
                              12/1/12                                  2,157,760
                1,500,000  California Department of Water
                              Resources Center Valley Project
                              Rev., Series 2001 W, 5.50%,
                              12/1/17                                  1,632,765
                4,000,000  California Educational Facilities
                              Auth. Rev., (Golden Gate
                              University), 5.50%, 10/1/18              4,033,840
                1,095,000  California Educational Facilities
                              Auth. Rev., (Scripps College),
                              5.25%, 8/1/16                            1,151,031
                1,240,000  California Educational Facilities
                              Auth. Rev., Series 1997 B,
                              (Pooled College & University
                              Projects), 6.125%, 4/1/13
                              (GO of University)                       1,338,704
                1,605,000  California Educational Facilities
                              Auth. Rev., Series 2000 B,
                              (Pooled College & University
                              Projects), 6.625%, 6/1/20                1,724,460
                5,000,000  California GO, 7.50%, 10/1/07
                              (MBIA)                                   6,111,250
                2,475,000  California GO, 8.00%, 11/1/07
                              (FGIC)                                   2,947,230
                2,650,000  California GO, 5.25%, 11/1/08
                              (MBIA-IBC)                               2,947,966
                4,480,000  California GO, 6.00%, 10/1/09
                              (AMBAC)                                  5,180,448
                2,770,000  California GO, 5.00%, 3/1/10
                              (XLCA)                                   2,990,714
                3,350,000  California GO, 5.75%, 4/1/10
                              (AMBAC)                                  3,804,997
                5,000,000  California GO, 5.50%, 4/1/12
                              (MBIA)                                   5,646,350
               10,000,000  California GO, 5.25%, 10/1/14(1)
                              (FGIC)                                  10,746,599

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  1,745,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1993 A, (St. Francis Memorial
                              Hospital), 5.625%, 11/1/02(2)         $  1,794,855
                2,000,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1998 A, (Kaiser Permanente),
                              5.25%, 6/1/11 (FSA)                      2,180,520
                1,000,000  California Infrastructure &
                              Economic Development Bank
                              Rev., Series 2000 A, (Scripps
                              Research Institute), 5.625%,
                              7/1/20                                   1,053,380
                1,075,000  California Mobilehome Park
                              Financing Auth. Rev., Series
                              2000 A, (Union City Tropics),
                              5.375%, 8/15/14 (ACA)                    1,106,186
                3,000,000  California Public Works Board
                              Lease Rev. COP, Series 1992 A,
                              (Archives Building Project),
                              6.20%, 12/1/05 (AMBAC)                   3,396,480
                3,000,000  California Public Works Board
                              Lease Rev. COP, Series 1994 A,
                              (Various University of California
                              Projects), 6.15%, 11/1/04,
                              Prerefunded at 102% of Par(2)            3,276,210
                5,000,000  California Rev. Anticipation Notes,
                              3.25%, 6/28/02                           5,029,550
                8,000,000  California Statewide Communities
                              Development Auth. COP,
                              (California Lutheran Homes),
                              5.375%, 11/15/06(2)                      8,871,679
                3,250,000  California Statewide Communities
                              Development Auth. Rev., Series
                              2001 C, (Kaiser Permanente),
                              3.85%, 8/1/06                            3,265,698
                3,230,000  California Statewide Communities
                              Development Auth. Special Tax
                              Rev., Series 2000 B,
                              (Brentwood School), 5.75%,
                              10/1/20                                  3,485,364
                3,100,000  California University Fresno
                              Association Rev., (Auxiliary
                              Organization Event Center),
                              5.25%, 7/1/12                            3,122,196
                2,545,000  Capistrano Unified Public
                              Financing Auth. Special Tax Rev.,
                              Series 1996 A, (First Lien),
                              6.00%, 9/1/06 (AMBAC)                    2,896,337
                2,100,000  Castaic Lake Water Agency Rev.,
                              Series 2001 A, 5.375%,
                              8/1/17 (MBIA)                            2,258,781
                1,220,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 6.00%,
                              2/1/20                                   1,261,870
                2,075,000  Chabot Las Positas Community
                              College District COP, 5.50%,
                              12/1/10 (FSA)                            2,354,606
                5,000,000  Childrens Trust Fund Tobacco
                              Settlement Rev., 5.00%, 7/1/08           5,187,950

12      1-800-345-2021                         See Notes to Financial Statements

California Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  2,000,000  Chino Ontario Upland Water
                              Facilities Auth. COP, Series
                              1997 A, (Agua de Lejos),
                              5.20%, 10/1/15 (FGIC)                 $  2,123,880
                5,435,000  Contra Costa Transportation Auth.
                              Sales Tax Rev., Series 1993 A,
                              6.00%, 3/1/05 (FGIC)                     6,000,403
                1,220,000  Coronado Community
                              Development Agency Tax
                              Allocation COP, 6.00%, 9/1/08
                              (FSA)                                    1,372,232
                1,000,000  East Bay Municipal Utility District
                              Water System Rev., 5.75%,
                              6/1/04 (MBIA)                            1,083,340
                2,570,000  East Bay Municipal Utility District
                              Water System Rev., 6.00%,
                              6/1/05                                   2,652,369
                2,300,000  Eastern Municipal Water District
                              COP, Series 2001 A, 5.25%,
                              7/1/13 (FGIC)                            2,517,442
                4,000,000  El Cajon Redevelopment Agency
                              COP, 5.20%, 10/1/15                      4,192,200
                1,095,000  El Segundo Unified School District
                              GO, 5.375%, 9/1/16 (FGIC)                1,190,298
                1,020,000  El Segundo Unified School District
                              GO, 5.375%, 9/1/17 (FGIC)                1,100,723
                  500,000  Foster City Community
                              Development Agency Single
                              Family Mortgage Rev., 4.25%,
                              9/1/04                                     524,820
                1,385,000  Foster City Community
                              Development Agency Single
                              Family Mortgage Rev., 4.25%,
                              9/1/06                                   1,459,582
                2,615,000  Foster City Community
                              Development Agency Single
                              Family Mortgage Rev., 4.25%,
                              9/1/08                                   2,724,385
                2,760,000  Foster City Community
                              Development Agency Single
                              Family Mortgage Rev., 4.40%,
                              9/1/09                                   2,870,317
                2,550,000  Fremont Union High School
                              District GO, Series 2000 B,
                              5.25%, 9/1/16                            2,710,803
                5,515,000  Fresno Special Tax Rev.,
                              (Community Facilities District
                              No. 3), 4.75%, 9/1/05 (LOC:
                              Rabobank International)                  5,562,264
                1,285,000  Garden Grove Agency Community
                              Development Tax Allocation Rev.,
                              5.30%, 10/1/02                           1,308,336
                7,350,000  Imperial Irrigation District COP,
                              (Electrical System), 6.50%,
                              11/1/07 (MBIA)                           8,668,148
                1,675,000  Imperial Irrigation District COP,
                              (Water System), 5.50%, 7/1/16            1,829,368
                2,715,000  Irvine Unified School District
                              Special Tax GO, (Community
                              Facilities District No. 86-1),
                              5.50%, 11/1/10 (AMBAC)                   3,010,745

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  2,030,000  Long Beach Bond Finance Auth.
                              Lease Rev., (Plaza Parking
                              Facility), 5.25%, 11/1/16             $  2,123,096
                3,450,000  Los Altos School District GO,
                              Series 2001 B, 5.00%, 8/1/15             3,628,572
                4,000,000  Los Angeles Capital Asset Lease
                              Rev. COP, 5.875%, 12/1/05
                              (AMBAC)                                  4,487,800
                1,030,000  Los Angeles Community
                              Redevelopment Agency Parking
                              System Rev., (Cinerama Dome
                              Public Package Project), 5.30%,
                              7/1/13 (ACA)                             1,073,456
                1,155,000  Los Angeles Convention and
                              Exhibition Center Auth. Lease
                              Rev. COP, Series 1993 A,
                              6.00%, 8/15/10 (MBIA)                    1,346,973
                3,000,000  Los Angeles County Metropolitan
                              Transportation Auth. Sales Tax
                              Rev., Series 1997 A,
                              (Proposal A), 5.25%, 7/2/12
                              (MBIA)                                   3,218,580
                3,000,000  Los Angeles County Metropolitan
                              Transportation Auth. Sales Tax
                              Rev., Series 2001 B,
                              (Proposal A), 5.25%, 7/1/13
                              (FSA)                                    3,304,320
                6,680,000  Los Angeles County Metropolitan
                              Transportation Auth. Sales Tax
                              Rev., Series 2001 B,
                              (Proposal A), 5.25%, 7/1/16
                              (FSA)                                    7,173,184
                2,000,000  Los Angeles County Sanitation
                              Districts Financing Auth. Rev.,
                              Series 1993 A, (Capital), 5.20%,
                              10/2/05                                  2,124,100
                4,665,000  Los Angeles County Transportation
                              Commission COP, Series
                              1992 B, 6.20%, 7/1/03                    4,824,263
                2,000,000  Los Angeles County Transportation
                              Commission COP, Series
                              1992 B, 6.25%, 7/1/04                    2,072,840
                3,515,000  Los Angeles County Transportation
                              Commission Sales Tax Rev.,
                              Series 1992 A, (Proposition C),
                              6.20%, 7/1/04                            3,841,227
                3,765,000  Los Angeles County Transportation
                              Commission Sales Tax Rev.,
                              Series 1992 A, (Proposition C),
                              6.40%, 7/1/06                            4,299,592
                3,750,000  Los Angeles Department of Water
                              & Power Rev., Series 2001
                              AA1, (Power Systems), 5.25%,
                              7/1/11 (MBIA)                            4,169,363
                5,000,000  Los Angeles Rev., Series 2001 A,
                              5.00%, 2/1/08 (FSA)                      5,460,950
                3,115,000  Los Angeles Unified School
                              District GO, Series 1999 C,
                              5.50%, 7/1/12 (MBIA)(2)                  3,459,083
                8,000,000  Los Angeles Unified School
                              District GO, Series 2000 D,
                              5.625%, 7/1/14 (FGIC)                    8,892,879

See Notes to Financial Statements                www.americancentury.com      13

California Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  4,780,000  Los  Angeles Wastewater System
                              Rev., Series 1992 B, 6.20%,
                              6/1/02, Prerefunded at 102%
                              of Par (AMBAC)(2)                     $  4,935,159
                2,920,000  Metropolitan Water District of
                              Southern California Rev., Series
                              2001 A, 5.125%, 7/1/09                   3,221,753
                3,075,000  Metropolitan Water District of
                              Southern California Rev., Series
                              2001 A, 5.25%, 7/1/15                    3,328,657
                3,000,000  Metropolitan Water District of
                              Southern California Rev., 8.00%,
                              7/1/08                                   3,791,850
                1,100,000  Mojave Water Agency Improvement
                              District GO, (Morongo Basin),
                              5.40%, 9/1/08 (FGIC)                     1,215,742
                4,000,000  Oakland Joint Powers Financing
                              Auth. Rev., (Convention Centers),
                              5.25%, 10/1/07 (AMBAC)                   4,456,760
                1,000,000  Oakland Joint Powers Financing
                              Auth. Rev., (Convention Centers),
                              5.50%, 10/1/14 (AMBAC)                   1,128,700
                1,055,000  Oceanside Community
                              Development Commission Rev.,
                              (Downtown Redevelopment),
                              5.50%, 9/1/17                            1,054,451
                1,105,000  Oceanside Community
                              Development Commission Rev.,
                              (Downtown Redevelopment),
                              5.50%, 9/1/18                            1,096,127
                1,020,000  Ontario Redevelopment Financing
                              Auth. Local Agency Rev., Series
                              1995 A, 5.80%, 9/2/06 (FSA)              1,098,775
                4,000,000  Orange County Local
                              Transportation Auth. Rev., Series
                              1998 A, (Measure M), 5.50%,
                              2/15/11 (MBIA)                           4,514,040
                3,200,000  Orange County Local
                              Transportation Auth. Rev., Series
                              2001 A, (Measure M), 5.00%,
                              2/15/10 (AMBAC)                          3,490,400
                2,210,000  Orange County Local
                              Transportation Auth. Sales Tax
                              Rev., Series 1997 A, 5.70%,
                              2/15/08                                  2,496,129
                1,720,000  Orange County Recovery COP,
                              Series 1996 A, 6.00%, 7/1/07
                              (MBIA)                                   1,969,658
                1,330,000  Oxnard Harbor District Rev.,
                              7.00%, 8/1/04 (FSA)                      1,486,288
                1,830,000  Pomona Public Financing Auth.
                              Rev., Series 2001 AD, (Merged
                              Redevelopment), 4.75%,
                              2/1/13 (MBIA)                            1,917,401
                1,005,000  Poway Redevelopment Agency
                              COP, (Paguay Redevelopment),
                              4.50%, 6/15/13 (AMBAC)                   1,041,069
                1,060,000  Redding Joint Powers Financing
                              Auth. Electric System Rev.,
                              Series 1996 A, 6.25%, 6/1/07
                              (MBIA)                                   1,224,417

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  1,010,000  Richmond Joint Powers Financing
                              Auth. Rev., Series 1995 A,
                              5.30%, 5/15/06                        $  1,098,547
                2,650,000  Riverside Unified School District
                              GO, Series 2002 A, 5.00%,
                              2/1/15 (FGIC)(3)                         2,804,336
                8,000,000  Sacramento City Financing Auth.
                              COP, Series 1993 A, 5.40%,
                              11/1/20 (AMBAC)                          8,748,159
                1,000,000  Sacramento Municipal Utility
                              District Electric Rev., Series
                              1992 A, 6.25%, 8/15/10
                              (MBIA)                                   1,183,440
                1,890,000  Sacramento Municipal Utility
                              District Electric Rev., Series
                              1992 C, 5.75%, 11/15/07
                              (MBIA)(2)                                1,963,067
                2,820,000  Sacramento Municipal Utility
                              District Electric Rev., Series
                              1992 C, 5.75%, 11/15/07
                              (MBIA)                                   2,963,284
                3,105,000  Sacramento Municipal Utility
                              District Electric Rev., Series
                              1997 K, 5.70%, 7/1/17
                              (AMBAC)                                  3,523,709
                2,980,000  Sacramento Municipal Utility
                              District Rev., Series 1994 H,
                              5.75%, 1/1/04, Prerefunded at
                              102% of Par (MBIA)(2)                    3,246,144
                5,005,000  Sacramento Municipal Utility
                              District Rev., Series 2001 O,
                              5.25%, 8/15/11 (MBIA)                    5,579,424
                3,390,000  San Bernardino County COP,
                              (West Valley Detention Center),
                              5.00%, 11/1/09 (MBIA)                    3,728,288
                5,000,000  San Bernardino County COP,
                              Series 1995 A, (Medical
                              Center), 5.75%, 8/1/07 (MBIA)            5,676,850
                7,200,000  San Diego County Water Auth.
                              Rev. COP, Series 1991 A,
                              6.125%, 5/1/03                           7,374,599
                2,030,000  San Diego Redevelopment
                              Agency Rev., (Horton Plaza),
                              5.70%, 11/1/17                           2,147,821
                2,635,000  San Diego Redevelopment
                              Agency Rev., (Horton Plaza),
                              5.80%, 11/1/21                           2,775,077
                1,460,000  San Diego Redevelopment
                              Agency Rev., (North Park),
                              5.90%, 9/1/25                            1,519,057
                4,000,000  San Diego Regional Transportation
                              Commission Sales Tax Rev.,
                              Series 1994 A, 6.00%, 4/1/04
                              (FGIC)                                   4,331,640
                1,250,000  San Francisco City & County
                              Airports Commission Rev.,
                              4.00%, 5/1/10 (FGIC)                     1,278,413
                2,255,000  San Francisco City & County
                              Educational Facilities Unified
                              School District GO, Series
                              1999 B, 5.50%, 6/15/12                   2,465,640

12      1-800-345-2021                         See Notes to Financial Statements

California Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  3,405,000  San Francisco Port Commission
                              Rev., 5.625%, 7/1/02                  $  3,451,104
                3,875,000  San Jose Redevelopment Agency
                              Tax Allocation Rev., Series
                              1992 A, (Merged Area
                              Redevelopment), 6.00%,
                              8/1/02 (MBIA)(2)                         3,951,028
                1,500,000  San Leandro COP, (Seismic
                              Retrofit Financing), 5.90%,
                              6/1/13                                   1,557,390
                2,680,000  San Mateo County Transportation
                              District Sales Tax Rev., Series
                              1993 A, 5.25%, 6/1/18 (MBIA)             2,888,906
                2,825,000  Santa Clara County Financing
                              Auth. Rev., Series 2000 B,
                              (Multiple Facilities Projects),
                              5.00%, 5/15/02 (AMBAC)                   2,846,837
                2,975,000  Santa Clara County Financing
                              Auth. Rev., Series 2000 B,
                              (Multiple Facilities Projects),
                              5.00%, 5/15/03 (AMBAC)                   3,094,684
                2,075,000  Santa Clara Valley Water District
                              Rev., Series 2000 A, 5.20%,
                              2/1/13                                   2,252,247
                1,250,000  Santa Monica-Malibu Unified
                              School District GO, 5.25%,
                              8/1/13                                   1,383,063
                2,450,000  Snowline Joint Unified School
                              District COP, 6.30%, 7/1/11,
                              Prerefunded at 102% of Par(2)            2,653,424
                2,000,000  Southern California Public Power
                              Auth. Rev., 6.75%, 7/1/10                2,396,920
                2,935,000  Southern California Public Power
                              Auth. Rev., 6.75%, 7/1/12                3,580,847
                3,090,000  Southern California Public Power
                              Auth. Rev., (Southern
                              Transmission), 5.625%, 7/1/03
                              (MBIA)                                   3,191,785
                4,065,000  Southern California Rapid Transit
                              District COP, (Workers
                              Compensation), 6.20%, 7/1/02
                              (MBIA)                                   4,131,666
                5,000,000  Southern California Rapid Transit
                              District COP, (Workers
                              Compensation), 6.40%, 7/1/04
                              (MBIA)                                   5,122,700
                1,975,000  Southwestern Community College
                              District GO, 5.625%, 8/1/17
                              (AMBAC)                                  2,181,901
                2,000,000  Stanislaus County COP, 5.50%,
                              5/1/06 (MBIA)                            2,217,540
                2,770,000  Stockton Community Facilities
                              District GO, (No. 1 Weston
                              Ranch), 5.40%, 9/1/15                    2,798,503
                  325,000  Stockton Community Facilities
                              District GO, (No. 1 Weston
                              Ranch), 5.50%, 9/1/16                      328,955
                1,375,000  Stockton-East Water District Rev.,
                              Series 2002 A, (1975 &
                              1990 Projects), 5.00%, 4/1/19
                              (FGIC)                                   1,402,528

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  1,800,000  Sweetwater Auth. Water Rev.,
                              5.25%, 4/1/10 (AMBAC)                 $  1,996,830
                  945,000  Taft Public Financing Auth. Lease
                              Rev., Series 1997 A,
                              (Community Correctional
                              Facility), 5.50%, 1/1/06                 1,009,496
                1,810,000  Tobacco Securitization Auth. of
                              Southern California Rev., Series
                              2002 A, 4.60%, 6/1/10                    1,822,869
                2,670,000  Tobacco Securitization Auth. of
                              Southern California Rev., Series
                              2002 A, 4.70%, 6/1/11                    2,690,773
                3,000,000  Ventura County Public Financing
                              Auth. COP, 4.75%, 8/15/11
                              (FSA)                                    3,176,670
                1,270,000  Watsonville Hospital Insured Rev.,
                              Series 1996 A, 5.45%, 7/1/03
                              (California Mortgage Insurance)(2)       1,331,925
                3,980,000  Whittier Health Facility Rev.,
                              (Presbyterian Intercommunity),
                              6.00%, 6/1/06 (MBIA)                     4,495,370
                1,465,000  Woodland Wastewater System
                              COP, 6.00%, 3/1/06 (AMBAC)               1,646,015
                                                                    ------------
                                                                     412,634,081
                                                                    ------------
GUAM -- 1.2%
                2,000,000  Guam Government GO, Series
                              2001 A, 5.00%, 12/1/05 (FSA)             2,168,260
                3,000,000  Guam Government GO, Series
                              2001 A, 5.50%, 12/1/10 (FSA)             3,366,060
                                                                    ------------
                                                                       5,534,320
                                                                    ------------
NORTHERN MARIANA ISLANDS -- 0.5%
                1,000,000  Northern Mariana Islands
                              Commonwealth GO, Series
                              2000 A, 5.50%, 6/1/08                    1,072,250
                1,000,000  Northern Mariana Islands
                              Commonwealth GO, Series
                              2000 A, 5.50%, 6/1/09                    1,066,040
                                                                    ------------
                                                                       2,138,290
                                                                    ------------
PUERTO RICO -- 5.2%
                3,000,000  Puerto Rico Commonwealth
                              Infrastructure Financing Auth.
                              Special Tax Rev., Series 1998 A,
                              5.50%, 7/1/08 (AMBAC)                    3,350,190
                3,700,000  Puerto Rico Electric Power Auth.
                              Rev., Series 2002 II, 5.375%,
                              7/1/18 (MBIA)                            3,969,582
                2,500,000  Puerto Rico Municipal Finance
                              Agency GO, Series 1999 A,
                              5.00%, 8/1/02                            2,537,550
                3,000,000  Puerto Rico Municipal Finance
                              Agency GO, Series 1999 A,
                              5.00%, 8/1/03 (FSA)                      3,140,970
                1,450,000  Puerto Rico Municipal Finance
                              Agency GO, Series 1999 B,
                              6.00%, 8/1/15 (FSA)                      1,633,019
                3,090,000  Puerto Rico Public Buildings Auth.
                              Rev., Series 1995 A, 6.25%,
                              7/1/09 (AMBAC)                           3,602,075

See Notes to Financial Statements                www.americancentury.com      15

California Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  4,670,000  Puerto Rico Public Buildings Auth.
                              Rev., Series 2002 C,
                              (Government Facilities), 5.25%,
                              7/1/11 (Commonwealth
                              Guaranteed)                           $  5,051,025
                                                                    ------------
                                                                      23,284,411
                                                                    ------------
U.S. VIRGIN ISLANDS -- 0.2%
                1,050,000  Virgin Islands Public Finance Auth.
                              Rev., Series 1998 A, (Senior
                              Lien), 5.50%, 10/1/13                    1,093,009
                                                                    ------------
TOTAL MUNICIPAL SECURITIES                                           444,684,111
                                                                    ------------
   (Cost $421,571,889)

SHORT-TERM MUNICIPAL SECURITIES -- 1.3%

CALIFORNIA -- 1.3%
                1,200,000  California GO, Series 2000 A-11,
                              VRDN, 1.60%, 3/6/02
                              (SBBPA: Bayerische Hypo Und
                              Verinsbank) (Acquired 1/3/02,
                              Cost $1,200,000)(4)                      1,200,000
                4,800,000  Orange County Sanitation District
                              COP, Series 2000 A, VRDN,
                              1.30%, 3/1/02                            4,800,000
                                                                    ------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  6,000,000
                                                                    ------------
   (Cost $6,000,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $450,684,111
                                                                    ============
   (Cost $427,571,889)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificate

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

XLCA = XL Capital Assurance Corp.

(1) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) When-issued security.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2002, was
    $1,200,000 which represented 0.3% of net assets.

16      1-800-345-2021                         See Notes to Financial Statements

California Long-Term Tax-Free --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

             CALIFORNIA
             LONG-TERM    LEHMAN LONG-TERM   CALIFORNIA MUNICIPAL DEBT FUNDS(2)
              TAX-FREE     MUNICIPAL INDEX    AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) .. 1.37%            1.34%             0.80%              --
1 YEAR ....... 6.68%            7.18%             5.49%          5 OUT OF 106
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ...... 5.07%            5.36%             4.28%         11 OUT OF 91
5 YEARS ...... 6.20%            6.77%             5.55%         10 OUT OF 78
10 YEARS ..... 6.88%            7.54%             6.44%          5 OUT OF 37

The fund's inception date was 11/9/83.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

See pages 28-29 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Lehman Long-Term Municipal Index is provided for comparison in each graph. California Long-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED FEBRUARY 28)

                                                 www.americancentury.com      17

California Long-Term Tax-Free--Performance Review
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

     For the six months ended February 28, 2002, California Long-Term Tax-Free significantly outperformed the average return of 109 California municipal debt funds tracked by Lipper Inc. The fund's longer-term performance was also very strong against the Lipper group. (See the previous page for details.) And as  of
February 28, 2002, the fund had a higher yield (3.88% vs. 3.75%) and a lower expense ratio (0.51% annualized vs. 1.07%) than the Lipper group averages. Over time, consistently higher yields and lower expenses translate into more competitive fund returns.

KEY ECONOMIC & MARKET FACTORS

     The six months spanned a period of volatility and transition in the U.S.
economy and financial markets. It started in September 2001, when the U.S.
suffered unprecedented terrorist attacks, accelerating an economic downturn that saw the economy contract at a 1.3% annualized rate in the third quarter. It finished in February 2002, when annualized  first-quarter economic growth may have climbed as high as 5-6%. However, lingering weakness and overcapacity--as well as the possibility of higher interest rates--made sustaining that pace appear unlikely.

     The transition from recession to recovery didn't favor bonds. Bonds, however, still generally outperformed equities over the six months because  the stock market took a beating in the immediate wake of September 11 and then stalled again in the first quarter of 2002 due to lingering concerns about accounting irregularities and corporate profit growth. Long-term municipal bonds generally returned 1-2% in this volatile environment, a far cry from earlier in the downturn.

INVESTMENT STRATEGIES

     In this volatile interest rate environment, the fund beat its Lipper group average by being repositioned in a way that helped market volatility work in the fund's favor. The management team successfully repositioned the portfolio for changing conditions, while retaining enough interest rate sensitivity (duration)
to run with market rallies.

     Portfolio managers successfully sold the fund's longer-duration "deep discount" holdings (rate-change-sensitive bonds with coupons below market interest rates) during market rallies and bought shorter-duration "premium"
bonds (less-sensitive securities with coupons above market interest rates)
during market sell-offs. Those premium bonds are expected to help soften the expected blows to bond prices as interest rates and yields rise in the coming months. The shift from deep discounts to premiums helped cut the portfolio's duration from about nine years last June to 7.4 years on February 28, 2002.

OUTLOOK

     The management team is bullish about the nascent economic recovery and therefore bearish about bonds. The team expects short-term yields to rise more than longer-term yields as the economy strengthens and the Federal Reserve starts raising its short-term interest rate target. In this environment, the team expects its main focus to be shorter-duration premium holdings.

[left margin]

YIELDS AS OF FEBRUARY 28, 2002

30-DAY SEC YIELD                 3.88%

30-DAY TAX-EQUIVALENT YIELDS
   34.24% TAX BRACKET            5.90%
   36.96% TAX BRACKET            6.15%
   41.50% TAX BRACKET            6.63%
   44.76% TAX BRACKET            7.02%

Yields are for combined state and federal  income tax brackets.

PORTFOLIO AT A GLANCE
                             AS OF 2/28/02
NET ASSETS                  $322.5 MILLION

                         2/28/02      8/31/01
WEIGHTED AVERAGE
   MATURITY              16.7 YRS     15.7 YRS
AVERAGE DURATION          7.4 YRS      7.6 YRS
EXPENSE RATIO              0.51%*        0.51%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
                        % OF FUND INVESTMENTS
                          AS OF        AS OF
                         2/28/02      8/31/01
AAA                       63%           60%
AA                         8%            8%
A                         17%           22%
BBB                       12%           10%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
28 for more information.

Investment terms are defined in the Glossary on pages 29-30.

18      1-800-345-2021

California Long-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.0%

CALIFORNIA -- 94.8%
             $  1,190,000  Alameda Corridor Transportation
                              Auth. Rev., Series 1999 A,
                              (Senior Lien), 5.125%, 10/1/17
                              (MBIA)                                $  1,244,645
                2,300,000  Alameda County COP, 6.80%,
                              6/15/17 (MBIA)(1)                        1,070,098
                5,400,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Episcopal Homes Foundation),
                              5.125%, 7/1/18                           5,174,712
                1,000,000  Blythe Redevelopment No. 1 Tax
                              Allocation GO, 5.80%, 5/1/28             1,004,490
                1,220,000  Brea Redevelopment Agency Tax
                              Allocation Rev., (Project AB),
                              6.125%, 8/1/13 (MBIA)                    1,308,926
                4,000,000  California Educational Facilities
                              Auth. Rev., (Pepperdine
                              University), 5.75%, 9/15/30              4,225,560
                9,000,000  California Educational Facilities
                              Auth. Rev., (University of
                              Southern California), 5.50%,
                              10/1/27                                  9,441,629
                2,000,000  California Educational Facilities
                              Auth. Rev., Series 1997 B,
                              (Pooled College & University
                              Projects), 6.30%, 4/1/21                 2,127,160
                3,000,000  California GO, 6.125%, 10/1/11
                              (AMBAC)                                  3,536,340
                3,180,000  California GO, 5.00%, 10/1/12
                              (MBIA-IBC)                               3,415,161
                1,410,000  California GO, Series 1984 B,
                              (New Prison Construction),
                              10.00%, 8/1/03                           1,564,325
                3,000,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1989 A, (Kaiser Permanente),
                              7.15%, 10/1/09(1)                        2,142,330
                2,500,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1991 B, (Adventist Health),
                              6.75%, 3/1/14 (MBIA)                     2,526,125
                2,000,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1992 A, 6.75%, 3/1/20
                              (California Mortgage Insurance)          2,048,040
                1,290,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1992 C, (AIDS Healthcare
                              Foundation), 6.25%, 9/1/17
                              (California Mortgage Insurance)          1,325,617
                5,165,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1993 C, (St. Francis Memorial
                              Hospital), 5.875%, 3/1/02(2)             5,828,703
                1,290,000  California Housing Finance
                              Agency Multi-Unit Rental Rev.,
                              6.875%, 2/1/22                           1,353,533

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  5,000,000  California Infrastructure &
                              Economic Development Bank
                              Rev., Series 2001 A, (Kaiser
                              Hospital), 5.55%, 8/1/31              $  5,085,700
               14,600,000  California Public Works Board
                              Lease Rev., Series 1993 D,
                              (Department of Corrections),
                              5.25%, 6/1/15 (FSA)                     16,043,939
                9,000,000  California Statewide Communities
                              Development Auth. Rev. COP,
                              Series 1998 A, (Sherman Oaks),
                              5.00%, 8/1/22 (AMBAC,
                              California Mortgage Insurance)           9,238,229
                1,000,000  California University Fresno
                              Association Inc. Rev., (Auxiliary
                              Organization Event Center),
                              6.00%, 7/1/22                            1,005,540
                2,000,000  California University Fresno
                              Association Inc. Rev., (Auxiliary
                              Organization Event Center),
                              6.00%, 7/1/31                            1,992,680
                5,695,000  Capistrano Unified School District
                              Community Facilities Special Tax
                              GO, (Refunding Issue No. 88-1),
                              6.50%, 9/1/14 (FSA)                      6,562,576
                2,000,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 6.00%,
                              2/1/30                                   2,042,620
                2,000,000  Central California Joint Powers
                              Health Financing Auth. COP,
                              (Community Hospitals), 5.75%,
                              2/1/31                                   2,006,640
                6,000,000  Central Unified School District
                              COP, 3.50%, 1/1/35 (AMBAC)               6,133,620
                1,320,000  Coalinga Public Financing Auth.
                              Local Obligation Rev., Series
                              1998 A, 6.375%, 9/15/21
                              (AMBAC)                                  1,603,536
               13,500,000  Compton Redevelopment Agency
                              Tax Allocation COP, Series
                              1995 A, 6.50%, 8/1/13 (FSA)             15,335,594
                2,580,000  Concord Joint Powers Financing
                              Auth. Lease Rev., (Police
                              Facilities), 5.25%, 8/1/13               2,824,971
                2,615,000  Concord Joint Powers Financing
                              Auth. Lease Rev., (Concord
                              Avenue Parking Structure),
                              5.125%, 3/1/23                           2,614,974
                2,675,000  Fairfield-Suisun Sewer District
                              Rev., Series 2001 A, 5.25%,
                              5/1/15 (FGIC)                            2,879,477
                6,000,000  Imperial Irrigation District COP,
                              (Water Systems), 5.50%,
                              7/1/29 (AMBAC)                           6,330,420
                4,105,000  Inglewood Redevelopment Agency
                              Tax Allocation Rev., Series
                              1998 A, (Merged
                              Redevelopment), 5.25%,
                              5/1/23 (AMBAC)                           4,391,160
                1,815,000  Kern County High School District
                              GO, 7.15%, 8/1/14 (MBIA)(2)              2,324,035

See Notes to Financial Statements                www.americancentury.com      19

California Long-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                          Value
--------------------------------------------------------------------------------

             $  1,605,000  Long Beach Bond Finance Auth.
                              Lease Rev., (Plaza Parking
                              Facility), 5.25%, 11/1/21             $  1,628,594
                2,500,000  Long Beach Bond Finance Auth.
                              Lease Rev., (Plaza Parking
                              Facility), 5.375%, 11/1/27               2,545,675
                1,000,000  Long Beach Industrial
                              Development Rev., Series
                              1998 A, (CSU Foundation),
                              5.25%, 2/1/23                              952,990
                1,305,000  Los Altos Association of Bay Area
                              Governments COP, 5.90%,
                              5/1/27                                   1,356,874
                1,950,000  Los Altos School District GO,
                              Series 2001 B, 5.00%, 8/1/16             2,032,524
                3,475,000  Los Angeles Community
                              Redevelopment Agency Housing
                              Rev., Series 1994 A, 6.45%,
                              7/1/17 (AMBAC)                           3,649,758
                5,000,000  Los Angeles County Metropolitan
                              Transportation Auth. Rev., Series
                              1999 A, (1st Tier Property),
                              5.00%, 7/1/19 (FSA)                      5,083,650
                1,065,000  Los Angeles GO, Series 2001 A,
                              5.00%, 9/1/17 (MBIA)                     1,101,242
                8,000,000  Metropolitan Water District of
                              Southern California Waterworks
                              Rev., 5.75%, 8/10/18                     8,790,240
                5,150,000  Mid-Peninsula Regional Open
                              Space District GO, 7.00%,
                              9/1/14                                   5,759,091
                5,830,000  Modesto, Stockton, Redding
                              Public Power Agency Rev.,
                              Series 1989 D, (San Juan),
                              6.75%, 7/1/20 (MBIA)(2)                  7,229,375
                3,000,000  Oakland Redevelopment Agency
                              Tax Allocation Rev., (Central
                              District), 5.50%, 2/1/14
                              (AMBAC)                                  3,370,320
                3,500,000  Oceanside Community
                              Development Commission Rev.,
                              (Downtown Redevelopment),
                              5.75%, 9/1/25                            3,431,505
                2,350,000  Oxnard School District GO, Series
                              2001 A, 5.75%, 8/1/22 (MBIA)             2,656,652
                3,150,000  Oxnard School District GO, Series
                              2001 A, 5.75%, 8/1/30 (MBIA)             3,561,138
                2,950,000  Pasadena COP, (Old Pasadena
                              Parking Facility), 6.25%, 1/1/18         3,429,169
                4,475,000  Pittsburg Redevelopment Agency
                              Tax Allocation Rev., (Los
                              Medanos Community
                              Development), 6.20%, 8/1/19              4,678,299
                5,000,000  Pittsburg Redevelopment Agency
                              Tax Allocation Rev., (Los
                              Medanos Community
                              Development), 6.25%, 8/1/26              5,202,650
                1,000,000  Pomona Unified School District
                              GO, Series 2001 A, 6.15%,
                              8/1/30 (MBIA)                            1,184,770
                1,110,000  Poway Redevelopment Agency
                              COP, (Paguay Redevelopment),
                              5.375%, 12/15/20 (AMBAC)                 1,171,350

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  3,075,000  Riverside County Asset Leasing
                              Corp. Leasehold Rev., Series
                              1997 B, (Riverside County
                              Hospital), 5.00%, 6/1/19
                              (MBIA)                                $  3,112,761
                1,915,000  Sacramento City Financing Auth.
                              Rev., (Capital Improvement),
                              5.60%, 6/1/24                            2,021,685
                8,705,000  Sacramento Municipal Utility
                              District Rev., Series 1997 K,
                              5.25%, 7/1/24 (AMBAC)                    9,318,440
                2,500,000  Sacramento Municipal Utility
                              District Rev., Series 2001 O,
                              5.25%, 8/15/15 (MBIA)                    2,696,125
                1,000,000  Saddleback Valley Unified School
                              District Public Financing Auth.
                              Special Tax GO, Series 1997 A,
                              6.00%, 9/1/16 (FSA)                      1,173,190
                3,400,000  San Diego County COP, 5.625%,
                              9/1/12 (AMBAC)                           3,826,700
                4,640,000  San Diego County COP, (Burnham
                              Institute), 6.25%, 9/1/29                4,825,971
                3,500,000  San Diego County Regional
                              Transportation Commission
                              Sales Tax Rev., Series 1991 A,
                              6.93%, 4/1/04(1)(2)                      3,351,390
                1,000,000  San Francisco City and County
                              Redevelopment Hotel Tax Rev.,
                              6.75%, 7/1/04, Prerefunded at
                              102% of Par (FSA)(2)                     1,130,540
                2,715,000  San Marcos Public Facilities Auth.
                              Rev., Series 2000 A, (Tax
                              Increment Project Area 3),
                              6.75%, 10/1/30                           2,861,827
                3,975,000  San Mateo County Joint Powers
                              Auth. Lease Rev., (Capital
                              Projects Program), 6.50%,
                              7/1/16 (MBIA)                            4,867,507
                4,000,000  San Mateo County Joint Powers
                              Auth. Lease Rev., (Capital
                              Projects Program), 6.00%,
                              7/1/19 (MBIA)                            4,650,760
                3,500,000  Santa Ana Financing Auth. Lease
                              Rev., 6.25%, 7/1/15 (MBIA)               4,201,050
                4,830,000  Santa Monica Community College
                              District COP, Series 1997 A,
                              5.90%, 2/1/27                            5,119,559
                3,260,000  Southern California Public Power
                              Auth. Rev., 6.00%, 7/1/18                3,263,814
                7,315,000  Southern California Public Power
                              Auth. Rev., (Multiple Projects),
                              6.75%, 7/1/12 (FSA)                      9,043,169
                3,730,000  Southern California Public Power
                              Auth. Rev., (Multiple Projects),
                              6.75%, 7/1/13 (FSA)                      4,621,022
                1,425,000  Southern California Public Power
                              Auth. Rev., (Transmission),
                              7.00%, 7/1/09                            1,446,090
                3,000,000  Southern California Public Power
                              Auth. Rev., Series 1989 A,
                              7.15%, 7/1/04 (AMBAC)(1)                 2,848,530

20      1-800-345-2021                         See Notes to Financial Statements

California Long-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  2,000,000  Southern Orange County Finance
                              Auth. Special Tax Rev., Series
                              1994 A, 7.00%, 9/1/11 (MBIA)          $  2,509,460
                2,850,000  Stockton Health Facilities Auth.
                              Rev., Series 1997 A, (Dameron
                              Hospital Association), 5.70%,
                              12/1/14                                  2,919,113
                2,000,000  Taft Public Financing Auth. Lease
                              Rev., Series 1997 A,
                              (Community Correctional Facility),
                              6.05%, 1/1/17                            2,156,120
                2,310,000  Tahoe-Truckee Unified School
                              District GO, (Improvement
                              District No. 2), 5.50%, 8/1/20
                              (MBIA)                                   2,552,642
                1,400,000  Torrance Redevelopment Agency
                              Tax Allocation Rev., Series
                              1998 A, (Downtown
                              Redevelopment), 5.60%,
                              9/1/28                                   1,375,892
                3,020,000  Watsonville Insured Hospital Rev.,
                              Series 1996 A, (Community
                              Hospital), 6.20%, 7/1/12
                              (California Mortgage Insurance)(2)       3,530,259
                2,185,000  West Kern County Water District
                              COP, 5.625%, 6/1/31                      2,209,932
                6,000,000  William S. Hart Union High School
                              District COP, (School Facilities),
                              2.40%, 1/15/04 (FSA)                     6,023,340
                                                                    ------------
                                                                     304,225,859
                                                                    ------------
PUERTO RICO -- 2.2%
                4,000,000  Puerto Rico Electric Power Auth.
                              Rev., Series 2002 II, 5.375%,
                              7/1/17 (XLCA)                            4,284,120
                2,000,000  Puerto Rico Municipal Finance
                              Agency GO, Series 1999 A,
                              5.00%, 8/1/02                            2,030,040
                  500,000  Puerto Rico Public Buildings Auth.
                              Rev., Series 2002 D,
                              (Government Facilities), 5.375%,
                              7/1/15                                     532,210
                                                                    ------------
                                                                       6,846,370
                                                                    ------------
TOTAL MUNICIPAL SECURITIES                                           311,072,229
                                                                    ------------
   (Cost $288,720,539)

MUNICIPAL DERIVATIVES -- 1.3%

CALIFORNIA -- 1.3%
                4,000,000  Northern California Transmission
                              Rev., Inverse Floater, 8.80%,
                              4/29/24 (MBIA)(3)                        4,265,000
                                                                    ------------
   (Cost $3,963,920)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 1.7%

CALIFORNIA -- 1.7%
             $  2,000,000  Lake Elsinore Recreation Auth.
                              Rev., Series 2000 A, (Public
                              Facilities Project), VRDN, 1.00%,
                              3/6/02 (LOC: Union Bank of
                              California)                           $  2,000,000
                  500,000  Orange County Sanitation District
                              COP, Series 2000 A, VRDN,
                              1.30%, 3/1/02                              500,000
                3,000,000  Orange County Special Financing
                              Auth. Rev., Series 1995 D,
                              VRDN, 1.05%, 3/6/02
                              (AMBAC)                                  3,000,000
                                                                    ------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  5,500,000
                                                                    ------------
   (Cost $5,500,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $320,837,229
                                                                    ============
   (Cost $298,184,459)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificate

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

XLCA = XL Capital Assurance Corp.

(1) Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated and used in calculating the weighted average portfolio maturity.

See Notes to Financial Statements                www.americancentury.com      21

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

                                                     INTERMEDIATE-
                                      LIMITED-TERM       TERM        LONG-TERM
                                        TAX-FREE       TAX-FREE       TAX-FREE
                                        --------       --------       --------
ASSETS
Investment securities, at value
  (cost of $174,565,508,
  $427,571,889, and $298,184,459,
  respectively) (Note 3) ............ $179,907,313   $450,684,111   $320,837,229
Cash ................................      --           1,480,324         --
Receivable for investments sold .....    3,200,000         --             --
Receivable for capital
  shares sold .......................      268,847         94,064         18,480
Interest receivable .................    1,958,992      5,716,714      3,647,321
                                      ------------   ------------   ------------
                                       185,335,152    457,975,213    324,503,030
                                      ------------   ------------   ------------

LIABILITIES
Disbursements in excess
  of demand deposit cash .............. 1,436,916         --          1,524,360
Payable for investments purchased ..... 3,573,133      2,797,895         --
Accrued management fees (Note 2) ......    67,507        174,653        124,880
Dividends payable .....................   107,816        376,471        363,705
Payable for trustees' fees
  and expenses (Note 2) .............         534          1,382            988
                                      ------------   ------------   ------------
                                        5,185,906      3,350,401      2,013,933
                                      ------------   ------------   ------------

Net Assets ..........................$180,149,246   $454,624,812   $322,489,097
                                      ============   ============   ============

CAPITAL SHARES
Outstanding (unlimited number
  of shares authorized) .............  16,888,595     40,028,145     27,836,356
                                      ============   ============   ============

Net Asset Value Per Share ...........      $10.67         $11.36         $11.59
                                      ============   ============   ============

NET ASSETS CONSIST OF:
Capital paid in ..................... $174,565,242   $431,101,211   $302,946,190
Accumulated undistributed net
  realized gain (loss) on
  investment transactions ...........      242,199        411,379     (3,109,863)
Net unrealized appreciation
  on investments (Note 3) ...........    5,341,805     23,112,222     22,652,770
                                      ------------   ------------   ------------
                                      $180,149,246   $454,624,812   $322,489,097
                                      ============   ============   ============

                                               See Notes to Financial Statements
22      1-800-345-2021                See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

                                                     INTERMEDIATE-
                                      LIMITED-TERM       TERM        LONG-TERM
                                        TAX-FREE       TAX-FREE       TAX-FREE
                                      ============   ============   ============
INVESTMENT INCOME
Income:
Interest ............................  $3,348,245     $10,414,288    $8,222,486
                                      ------------   ------------   ------------

Expenses (Note 2):
Management fees .....................     422,732       1,123,020       806,467
Trustees' fees and expenses .........       2,433           6,428         4,607
                                      ------------   ------------   ------------
                                          425,165       1,129,448       811,074
                                      ------------   ------------   ------------

Net investment income ...............   2,923,080       9,284,840     7,411,412
                                      ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
(NOTE 3)
Net realized gain on
  investment transactions ...........     321,718       1,485,801       218,098
Change in net unrealized
  appreciation on investments .......    (195,366)     (3,098,652)    3,488,753)
                                      ------------   ------------   ------------

Net realized and
  unrealized gain (loss) ............     126,352      (1,612,851)   (3,270,655)
                                      ------------   ------------   ------------

Net Increase in Net Assets
  Resulting from Operations .........  $3,049,432      $7,671,989    $4,140,757
                                      ============   ============   ============

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      23

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2001

                                        LIMITED-TERM               INTERMEDIATE-TERM                LONG-TERM
                                          TAX-FREE                      TAX-FREE                     TAX-FREE
                                          --------                      --------                     --------
Increase (Decrease) in Net Assets    2002           2001           2002           2001          2002           2001

OPERATIONS
Net investment income ........... $2,923,080     $5,807,930     $9,284,840     $19,658,225   $7,411,412     $15,375,022
Net realized gain ...............    321,718        988,809      1,485,801       4,994,273      218,098       1,738,633
Change in net unrealized
  appreciation ..................   (195,366)     3,159,313     (3,098,652)     10,491,558   (3,488,753)     14,608,837
                                 ------------   ------------   ------------   ------------   ------------   ------------
Net increase in net assets
  resulting from operations .....  3,049,432      9,956,052      7,671,989     35,144,056     4,140,757      31,722,492
                                 ------------   ------------   ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...... (2,923,080)    (5,807,930)    (9,296,235)   (19,662,628)   (7,411,412)    (15,375,022)
From net realized gains .........   (459,423)        --         (2,896,393)        --             --             --
                                 ------------   ------------   ------------   ------------   ------------   ------------
Decrease in net assets
  from distributions ............ (3,382,503)    (5,807,930)   (12,192,628)   (19,662,628)   (7,411,412)    (15,375,022)
                                 ------------   ------------   ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ....... 36,677,442     57,230,476     28,855,225     56,754,019    31,401,227      50,420,531
Proceeds from reinvestment
  of distributions ..............  2,562,684      4,392,666      8,956,566     14,519,591     4,922,285      10,696,905
Payments for shares
  redeemed ..................... (22,686,771)   (44,047,471)   (28,641,155)   (81,351,223)  (41,653,484)    (49,854,928)
                                 ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
  net assets from capital
  share transactions ...........  16,553,355     17,575,671      9,170,636    (10,077,613)   (5,329,972)     11,262,508
                                 ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease)
  in net assets ................  16,220,284     21,723,793      4,649,997      5,403,815    (8,600,627)     27,609,978

NET ASSETS
Beginning of period ............ 163,928,962    142,205,169    449,974,815    444,571,000    331,089,724    303,479,746
                                 ------------   ------------   ------------   ------------   ------------   ------------
End of period ................. $180,149,246   $163,928,962   $454,624,812   $449,974,815   $322,489,097   $331,089,724
                                 ============   ============   ============   ============   ============   ============
Undistributed net
  investment income ...........       --             --             --           $11,395          --             --
                                 ============   ============   ============   ============   ============   ============

TRANSACTIONS IN SHARES
OF THE FUNDS
Sold ...........................   3,442,647      5,504,851      2,545,181      5,118,501     2,711,953       4,522,594
Issued in reinvestment
  of distributions .............     241,274        418,807        792,984      1,298,755       426,411         947,027
Redeemed .......................  (2,135,587)    (4,262,026)    (2,530,240)    (7,328,510)   (3,608,625)     (4,476,540)
                                 ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) ........   1,548,334      1,661,632        807,925       (911,254)     (470,261)        993,081
                                 ============   ============   ============   ============   ============   ============

                                               See Notes to Financial Statements
24      1-800-345-2021                See Glossary for a Definition of the Table

Notes to Financial Statements
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century California Tax-Free and Municipal Funds
(the trust) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. California Limited-Term
Tax-Free Fund (Limited-Term), California Intermediate-Term Tax-Free Fund
(Intermediate-Term), and California Long-Term Tax-Free Fund (Long-Term) (the
funds) are three funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek to obtain as high a level of interest income exempt from federal and California income taxes as is consistent with prudent investment management and conservation of shareholders' capital. The funds invest primarily in municipal obligations with maturities based on each fund's investment objective. The funds concentrate their investments in  a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the
United States of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds maintain segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds are declared and paid annually.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    At August 31, 2001, Long-Term had accumulated net realized capital loss carryovers for federal income tax purposes of $3,327,961 (expiring in 2008 through 2009), which may be used to offset future taxable gains.

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1625% to 0.2800% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 28,
2002, the effective annual management fee was 0.51%, for Limited-Term,
Intermediate-Term, and Long-Term.

    RELATED PARTIES -- The funds have a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM) (See Note 4). JPM is an equity investor in American
Century Companies, Inc. (ACC).

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century
Investment Services, Inc., and the trust's transfer agent, American Century
Services Corporation.

                                                 www.americancentury.com      25

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

3.  INVESTMENT TRANSACTIONS

    Investment transactions, excluding short-term investments, for the six
Months ended February 28, 2002, were as follows:

                                 LIMITED-TERM    INTERMEDIATE-TERM  LONG-TERM
                                  TAX-FREE          TAX-FREE         TAX-FREE
                                  --------          --------         --------
PURCHASES
Municipal Obligations .......... $55,918,542      $82,906,447      $101,773,236

PROCEEDS FROM SALES
Municipal Obligations .......... $52,952,339      $83,966,094       $92,695,802

    On February 28, 2002, accumulated net unrealized appreciation on investments, which consisted of appreciation, for Limited-Term,
Intermediate-Term, and Long-Term of $5,341,805, $23,112,222, and $22,818,576,
respectively, and depreciation for Long-Term of $165,806, based on the aggregate cost of investments for federal income tax purposes, which was the same as the cost for financial reporting purposes.

4.  BANK LOANS

    The funds, along with certain other funds managed by ACIM, have a
$650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from $520,0000,000 effective December 18, 2001. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six-months ended February 28,
2002.

5.  SUBSEQUENT EVENTS

    On March 13, 2002, the Board of Trustees of California Insured Tax-Free Fund
(the acquired fund), a fund also issued by the trust, approved a plan of reorganization (the reorganization) pursuant to which Long-Term would acquire all of the assets of the acquired fund in exchange for shares of equal value of
Long-Term and the assumption by Long-Term of all liabilities of the acquired fund. The financial statements and performance history of Long-Term would be carried over in the post-reorganization. The reorganization can be consummated only if, among other things, it is approved by  the vote of a majority (as defined in the 1940 Act) of outstanding voting securities of the acquired fund.
A special meeting of shareholders is expected to be held on August 2, 2002 to vote on the reorganization. If the reorganization is approved by shareholders, the reorganization is expected to be effective at the beginning of business on
September 3, 2002.

26      1-800-345-2021

California Limited-Term Tax-Free--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)

                                         2002(1)     2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................  $10.69     $10.40     $10.27     $10.43     $10.30     $10.19
                                        --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............    0.18       0.42       0.41       0.39       0.42       0.43
  Net Realized and Unrealized
  Gain (Loss) ........................    0.01       0.29       0.13      (0.16)      0.13       0.11
                                        --------   --------   --------   --------   --------   --------
  Total From Investment Operations ...    0.19       0.71       0.54       0.23       0.55       0.54
                                        --------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........   (0.18)     (0.42)     (0.41)     (0.39)     (0.42)     (0.43)
  From Net Realized Gains ............   (0.03)       --         --         --         --         --
                                        --------   --------   --------   --------   --------   --------
  Total Distributions ................   (0.21)     (0.42)     (0.41)     (0.39)     (0.42)     (0.43)
                                        --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period .......  $10.67     $10.69     $10.40     $10.27     $10.43     $10.30
                                        ========   ========   ========   ========   ========   ========
  Total Return(2) ....................    1.84%      6.94%      5.44%      2.26%      5.40%      5.42%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..............  0.51%(3)     0.51%      0.51%      0.51%      0.52%      0.49%
Ratio of Net Investment Income
  to Average Net Assets ..............  3.50%(3)     3.97%      4.05%      3.78%      4.02%      4.20%
Portfolio Turnover Rate ..............      34%        63%        97%        57%        44%        47%
Net Assets, End of Period
  (in thousands) ..................... $180,149   $163,929   $142,205   $141,549   $130,137   $126,631

(1) Six months ended February 28, 2002 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      27

California Intermediate-Term Tax-Free--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)

                                         2002(1)     2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $11.47     $11.08     $10.85     $11.37     $11.27     $11.05
                                        --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............   0.24       0.50       0.50       0.49       0.52       0.54
  Net Realized and Unrealized
  Gain (Loss) .........................  (0.04)      0.39       0.23      (0.41)      0.25       0.25
                                        --------   --------   --------   --------   --------   --------
  Total From Investment Operations ....   0.20       0.89       0.73       0.08       0.77       0.79
                                        --------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (0.24)     (0.50)     (0.50)     (0.49)     (0.52)     (0.54)
  From Net Realized Gains .............  (0.07)       --         --       (0.11)     (0.15)     (0.03)
                                        --------   --------   --------   --------   --------   --------
  Total Distributions .................  (0.31)     (0.50)     (0.50)     (0.60)     (0.67)     (0.57)
                                        --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........ $11.36     $11.47     $11.08     $10.85     $11.37     $11.27
                                        ========   ========   ========   ========   ========   ========
  Total Return(2) .....................   1.78%      8.22%      6.95%      0.74%      7.00%      7.39%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.51%(3)     0.51%      0.51%      0.51%      0.51%      0.48%
Ratio of Net Investment Income
  to Average Net Assets ............... 4.18%(3)     4.45%      4.64%      4.41%      4.60%      4.81%
Portfolio Turnover Rate ...............     19%        94%        73%        54%        28%        42%
Net Assets, End of Period
  (in thousands) ..................... $454,625   $449,975   $444,571   $459,859   $460,604   $435,440

(1) Six months ended February 28, 2002 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

                                               See Notes to Financial Statements
28      1-800-345-2021                See Glossary for a Definition of the Table

California Long-Term Tax-Free--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)

                                         2002(1)     2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $11.70     $11.11     $10.86     $11.72     $11.48     $11.06
                                        --------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............   0.27       0.55       0.56       0.57       0.59       0.61
  Net Realized and Unrealized
  Gain (Loss) .........................  (0.11)      0.59       0.25      (0.76)      0.44       0.44
                                        --------   --------   --------   --------   --------   --------
  Total From Investment Operations ....   0.16       1.14       0.81      (0.19)      1.03       1.05
                                        --------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (0.27)     (0.55)     (0.56)     (0.57)     (0.59)     (0.61)
  From Net Realized Gains .............    --         --         --       (0.10)     (0.20)     (0.02)
                                        --------   --------   --------   --------   --------   --------
  Total Distributions .................  (0.27)     (0.55)     (0.56)     (0.67)     (0.79)     (0.63)
                                        --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........ $11.59     $11.70     $11.11     $10.86     $11.72     $11.48
                                        ========   ========   ========   ========   ========   ========
  Total Return(2) .....................   1.37%     10.55%      7.79%     (1.85)%     9.25%      9.70%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.51%(3)     0.51%      0.51%      0.51%      0.51%      0.48%
Ratio of Net Investment Income
  to Average Net Assets ............... 4.65%(3)     4.87%      5.24%      4.94%      5.07%      5.40%
Portfolio Turnover Rate ...............     30%        31%        24%        52%        36%        50%
Net Assets, End of Period
  (in thousands) ..................... $322,489   $331,090   $303,480   $332,627   $325,194   $304,671

(1) Six months ended February 28, 2002 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      29

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     CALIFORNIA LIMITED-TERM TAX-FREE seeks interest income exempt from both federal and California state income taxes. The fund invests primarily in
California municipal securities and maintains a weighted average maturity of five years or less.

     CALIFORNIA INTERMEDIATE-TERM TAX-FREE seeks interest income exempt from both federal and California state income taxes. The fund invests primarily in
California municipal securities and maintains a weighted average maturity of
5-10 years.

     CALIFORNIA LONG-TERM TAX-FREE seeks interest income exempt from federal and
California state income taxes. The fund invests primarily in California municipal securities and maintains a weighted average maturity of 10 years or more.

COMPARATIVE INDICES

     The following indices are used in the report for fund performance comparisons. They are not investment products available for purchase.

     The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of more than
4,000 municipal bonds with maturities of 2-4 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is 3 years.

     The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of more than 5,000 municipal bonds with maturities of 4-6 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is approximately 5 years.

     The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of over
4,000 municipal bonds with maturities greater than 22 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is approximately 27 years.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     CALIFORNIA SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS (Limited-Term Tax-Free)
-- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of
1-5 years.

     CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS (Intermediate-Term Tax-Free)
-- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of
5-10 years.

     CALIFORNIA MUNICIPAL DEBT FUNDS (Long-Term Tax-Free) -- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

[left margin]

INVESTMENT TEAM LEADERS

Portfolio Managers
   KEN SALINGER
   DAVE MACEWEN
   ROBERT MILLER

Municipal Credit Research Director
   STEVEN PERMUT

Municipal Credit Analysts
   DAVID MOORE
   BILL MCCLINTOCK
   TIM BENHAM
   BRAD BODE

CREDIT RATING GUIDELINES

     CREDIT RATINGS ARE ISSUED BY INDEPENDENT RESEARCH COMPANIES SUCH AS
STANDARD & POOR, MOODY'S, AND FITCH. THEY ARE BASED ON AN ISSUER'S FINANCIAL
STRENGTH AND ABILITY TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     SECURITIES RATED AAA, AA, A, OR BBB BY S&P ARE CONSIDERED
"INVESTMENT-GRADE" SECURITIES, MEANING THEY ARE RELATIVELY SAFE FROM
DEFAULT. HERE ARE THE MOST COMMON CREDIT RATINGS AND THEIR DEFINITIONS:

*    AAA--EXTREMELY STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    AA--VERY STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    A--STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    BBB--GOOD ABILITY TO MEET FINANCIAL OBLIGATIONS.

     IT'S IMPORTANT TO NOTE THAT CREDIT RATINGS ARE SUBJECTIVE, REFLECTING THE
OPINIONS OF THE RATING AGENCIES; THEY ARE NOT ABSOLUTE STANDARDS OF QUALITY.

30      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

*   AVERAGE DURATION -- a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%).
Therefore, 100 basis points equal one percentage point (or 1%).

*   COPS (CERTIFICATES OF PARTICIPATION)/LEASES --securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   GO (GENERAL OBLIGATION) BONDS -- securities backed by the taxing power of the issuer.

*   LAND-SECURED BONDS -- securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.

*   PREREFUNDED/ETM BONDS -- securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates).
These bonds tend to have higher credit ratings because they are backed by
Treasury securities.

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 25-27.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   REVENUE BONDS -- securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (30-DAY SEC) -- represents net investment income earned by the fund over a 30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities.

*   YIELD (TAX-EQUIVALENT) -- the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

                                                 www.americancentury.com      31

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

32      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      33

Notes
--------------------------------------------------------------------------------

34      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.tm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0204                                 American Century Investment Services, Inc.
SH-SAN-29306S                     (c)2002 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

California High-Yield Municipal
California Insured Tax-Free

February 28, 2002                 [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The six months ended February 28, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors. In particular, September 11 changed
America's perception of the world and our place in it, as well as pushing an already weak economy into recession.

     But as tumultuous as conditions  have been since last August, they could have been much worse. September 11 reawakened America's "can do"
spirit, triggering a flurry of activity that propped up the financial markets and the economy. That was good news for the U.S. stock market, which rebounded strongly.

     Californians also breathed a relative sigh of relief. The expected wave of power outages never materialized, and though the "tech wreck" took a heavy toll on Silicon Valley employment and tax collections, most of the state escaped the economic downturn relatively unscathed. The American Century
California High-Yield Municipal and California Insured Tax-Free funds posted positive returns in this unsettled environment, though the fourth-quarter stock market rally took a big bite out of bond fund performance.

     Turning to administrative matters, we're in the process of streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on
American Century's Web site (www.americancentury.com) within three weeks after each calendar quarter end. Quarterly reporting on the Web--in addition to the required annual and semiannual report mailings--should help provide you with faster and more timely information.

     Otherwise, nothing has changed here at American Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     As always, we appreciate your continued confidence in American Century, especially during these turbulent times.

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

CALIFORNIA HIGH-YIELD MUNICIPAL

   Portfolio Composition
      by Credit Rating .....................................................   3
   Schedule of Investments .................................................   4
CALIFORNIA INSURED TAX-FREE

   Portfolio Composition
      by Credit Rating .....................................................  10
   Schedule of Investments .................................................  11
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ..........................................................  14
   Statement of Operations .................................................  15
   Statement of Changes
      in Net Assets ........................................................  16
   Notes to Financial
      Statements ...........................................................  17
   Financial Highlights ....................................................  19
OTHER INFORMATION
   Proxy Voting Results ....................................................  21
   Share Class Information .................................................  22
   Background Information
      Investment Philosophy
         and Policies ......................................................  23
      Comparative Indices ..................................................  23
      Investment Team
         Leaders ...........................................................  23
      Credit Rating
         Guidelines ........................................................  23
   Glossary ................................................................  24

                                                  www.americancentury.com      1

California High-Yield Municipal --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

                             INVESTOR CLASS (INCEPTION 12/30/86)
              CALIFORNIA       LEHMAN
              HIGH-YIELD      LONG-TERM      CALIFORNIA MUNICIPAL DEBT FUNDS(2)
              MUNICIPAL    MUNICIPAL INDEX    AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) ... 1.67%           1.34%             0.80%             --
1 YEAR ........ 6.77%           7.18%             5.49%         4 OUT OF 106
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ....... 5.16%           5.36%             4.28%         9 OUT OF 91
5 YEARS ....... 6.52%           6.77%             5.55%         2 OUT OF 78
10 YEARS ...... 7.22%           7.54%             6.44%         1 OUT OF 37

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

See pages 22-24 for information about share classes, returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Lehman Long-Term Municipal Index is provided for comparison in each graph. California High-Yield Municipal's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED FEBRUARY 28)

2      1-800-345-2021

California High-Yield Municipal--Performance Review
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

     For the six months ended February 28, 2002, California High-Yield Municipal significantly outperformed the average return of 109 California municipal debt funds tracked by Lipper Inc. The fund's longer-term performance was also very strong against the Lipper group. (See the previous page for details.) And as of
February 28, 2002, the fund had a much lower expense ratio (0.54% annualized vs.
1.07%) and a higher yield (4.87% vs. 3.75%) than the Lipper group averages.

ECONOMIC & MARKET CONDITIONS

     The six months spanned a period of volatility and transition in the U.S.
economy and financial markets. It started in September 2001, when the U.S.
suffered unprecedented terrorist attacks, accelerating an economic downturn that saw the economy contract at a 1.3% annualized rate in the third quarter.  The period finished in February 2002, when annualized first-quarter economic growth may have climbed as high as 5-6%.

     The transition from recessionary to recovery conditions in the U.S. economy didn't favor the bond market. Bonds, however, still generally outperformed equities over the six months because the stock market took a beating right after
September 11, then stalled again in the first quarter of 2002. Investment-grade municipal bonds generally returned just 1-3% in this volatile environment, a far cry from higher returns earlier in the downturn. High-yield municipals lagged investment-grade bonds when the municipal market rallied in October, January, and February, but outperformed when the market sold off in November and
December.

INVESTMENT STRATEGIES

     The investment team used a three-pronged approach to beat the Lipper group average return. First, they kept the portfolio's interest rate sensitivity
(duration) shorter than the Lipper group's average. That reduced the portfolio's price volatility, maximizing the benefit of the fund's high yield. Second, the managers provided a high level of tax-free income (equivalent to a taxable yield of nearly 9% for investors in the top combined federal and state income tax brackets). And third, their strong bond selection and review process prevented credit downgrades in the portfolio.

     Avoiding downgrades was particularly important following September 11--when many municipal bonds issued by airlines and hotels declined--and the Enron flare-up, when corporate municipal bonds depreciated. Instead, the fund enjoyed some appreciation due to higher valuations for its land-secured and health care holdings. The fund also benefited from shrinking yield differences (spreads)
between non-rated and rated muni bonds.

OUTLOOK

     In anticipation of stronger economic conditions and rising yields, the investment team has been "couponing up"--selling its lower-coupon holdings (those with 4-5% interest rates) and buying bonds with coupons above
5%. Higher-coupon bonds typically maintain their value better than low-coupon bonds as interest rates rise. Otherwise, it's business as usual--constantly checking and rechecking the financial condition of the portfolio's holdings and seeking new opportunities with suitable financial backing, while at the same time working to maximize yield and minimize taxable capital gains.

[right margin]

YIELDS AS OF FEBRUARY 28, 2002

30-DAY SEC YIELD                 4.87%

30-DAY TAX-EQUIVALENT YIELDS
   34.24% TAX BRACKET            7.41%
   36.96% TAX BRACKET            7.73%
   41.50% TAX BRACKET            8.32%
   44.76% TAX BRACKET            8.82%

Yields are for combined state and federal income tax brackets.

PORTFOLIO AT A GLANCE
                             AS OF 2/28/02
NET ASSETS                  $335.8 MILLION

                         2/28/02      8/31/01
WEIGHTED AVERAGE
     MATURITY            21.4 YRS     20.9 YRS
AVERAGE DURATION          7.3 YRS      7.4 YRS
EXPENSE RATIO              0.54%*        0.54%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
                        % OF FUND INVESTMENTS
                          AS OF        AS OF
                         2/28/02      8/31/01
AAA                       34%           33%
AA                         3%            4%
A                          3%            4%
BBB                        3%            7%
BB                         1%            --
UNRATED                   56%           52%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
23 for more information.

Investment terms are defined in the Glossary on pages 24-25.

                                                  www.americancentury.com      3

California High-Yield Municipal--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
-------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.2%

CALIFORNIA -- 94.1%
             $  2,800,000  ABC Unified School District GO,
                              5.55%, 8/1/27(1)                      $    700,084
                1,000,000  ABC Unified School District GO,
                              Series 2000 B, 6.14%, 8/1/21
                              (FGIC)(1)                                  354,880
                2,000,000  Alameda Public Financing Auth.
                              Local Agency Rev., Series
                              1996 A, (Community Facility
                              District No. 1), 7.00%, 8/1/19           2,172,860
                1,200,000  Anaheim Public Financing Auth.
                              Rev., Series 1997 A, 6.00%,
                              9/1/24 (FSA)                             1,408,776
                1,000,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Eskaton Gold River Lodge),
                              6.375%, 11/15/15 (Acquired
                              8/13/99, Cost $983,530)(2)                 996,350
                3,000,000  Association of Bay Area
                              Governments Finance Auth. for
                              Nonprofit Corporations COP,
                              (Eskaton Gold River Lodge),
                              6.375%, 11/15/28 (Acquired
                              8/13/99, Cost $2,878,260)(2)             2,815,560
                1,190,000  Berryessa Unified School District
                              GO, Series 2000 A, 6.18%,
                              8/1/21 (FSA)(1)                            422,307
                1,220,000  Berryessa Unified School District
                              GO, Series 2000 A, 6.05%,
                              8/1/22 (FSA)(1)                            406,406
                1,000,000  Berryessa Unified School District
                              GO, Series 2000 A, 6.06%,
                              8/1/23 (FSA)(1)                            314,350
                1,000,000  Cabrillo Unified School District
                              GO, Series 1996 A, 5.95%,
                              8/1/17 (AMBAC)(1)                          462,020
                2,000,000  Cabrillo Unified School District
                              GO, Series 1996 A, 5.95%,
                              8/1/18 (AMBAC)(1)                          863,580
                3,700,000  Cabrillo Unified School District
                              GO, Series 1996 A, 6.00%,
                              8/1/21 (AMBAC)(1)                        1,313,056
                1,815,000  Calaveras Unified School District
                              GO, 5.89%, 8/1/23 (FSA)(1)                 569,474
                1,880,000  Calaveras Unified School District
                              GO, 5.90%, 8/1/24 (FSA)(1)                 557,702
                1,950,000  Calaveras Unified School District
                              GO, 5.91%, 8/1/25 (FSA)(1)                 546,839
                2,825,000  California Educational Facilities
                              Auth. Rev., (Loyola-Marymount
                              University), 5.72%, 10/1/28
                              (MBIA)(1)                                  661,446
                2,330,000  California Educational Facilities
                              Auth. Rev., (Santa Clara
                              University), 5.25%, 9/1/26               2,481,869

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  3,495,000  California Educational Facilities
                              Auth. Rev., Series 2000 B,
                              (Pooled College &
                              University), 6.75%, 6/1/30            $  3,748,457
                2,000,000  California Health Facilities
                              Financing Auth. Rev., (Casa
                              Colina), 6.125%, 4/1/32                  2,038,300
                4,000,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1989 A, (Kaiser Permanente),
                              7.15%, 10/1/12 (AMBAC)(1)                2,508,320
                2,500,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1998 A, (Kaiser Permanente),
                              5.50%, 6/1/22 (FSA)                      2,611,900
                3,500,000  California Housing Finance
                              Agency Multi-Unit Rental
                              Housing Rev., Series 1992 C,
                              6.875%, 8/1/24                           3,573,465
                1,905,000  California Mobilehome Park
                              Financing Auth. Rev., (Rancho
                              Vallecitos - San Marcos), 6.75%,
                              11/15/36                                 1,868,481
                4,410,000  California Mobilehome Park
                              Financing Auth. Rev., Series
                              2000 B, (Union City Tropics),
                              7.30%, 8/15/35                           4,556,368
                  400,000  California Public Capital
                              Improvements Financing Auth.
                              Rev., Series 1988 A, (Pooled
                              Project), 8.50%, 3/1/18                    401,044
                2,000,000  California Public Works Board
                              Lease Rev., Series 1993 D,
                              (Department of Corrections),
                              5.25%, 6/1/15 (FSA)                      2,197,800
                3,605,000  California Rural Home Mortgage
                              Financing Auth. Single Family
                              Mortgage Rev., Series 1999 A,
                              VRDN, 6.55%, 6/1/30
                              (GNMA/FNMA)                              3,909,082
                1,490,000  California State and Local
                              Government Financing Auth.
                              Rev., Series 1997 B, (Marin
                              Valley Mobile Country), 7.50%,
                              10/1/24 (Acquired 3/13/97,
                              Cost $1,490,000)(2)                      1,578,044
                3,170,000  California Statewide Communities
                              Development Auth. COP,
                              (Sonoma County Indian Health),
                              6.40%, 9/1/29 (Acquired
                              7/20/99, Cost $3,128,093)(2)             2,986,933
                2,000,000  California Statewide Communities
                              Development Auth. COP,
                              (Windward School), 6.90%,
                              9/1/23                                   2,087,160
                9,330,000  California Statewide Communities
                              Development Auth. COP, Series
                              1999 A, (Windsor Terrace
                              Healthcare), 7.875%, 10/1/29
                              (Acquired 10/26/99, Cost
                              $9,330,000)(2)                           9,338,210

4      1-800-345-2021                          See Notes to Financial Statements

California High-Yield Municipal--Schedule of Investments
-------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  2,000,000  California Statewide Communities
                              Development Auth. Special Tax
                              Rev., (Thomas Jefferson School
                              of Law), 7.75%, 10/1/31               $  1,978,040
                2,455,000  California University Fresno
                              Association Inc. Rev., (Auxiliary
                              Organization Event Center),
                              7.00%, 7/1/31                            2,402,365
                1,000,000  Carmel Unified School District GO,
                              5.50%, 8/1/25 (MBIA)                     1,054,470
                1,075,000  Cathedral City Public Financing
                              Auth. Rev., Series 2000 A,
                              6.00%, 8/1/23 (MBIA)(1)                    337,217
                1,075,000  Cathedral City Public Financing
                              Auth. Rev., Series 2000 A,
                              6.00%, 8/1/24 (MBIA)(1)                    318,759
                1,085,000  Cathedral City Public Financing
                              Auth. Rev., Series 2000 A,
                              6.05%, 8/1/25 (MBIA)(1)                    304,060
                1,085,000  Cathedral City Public Financing
                              Auth. Rev., Series 2000 A,
                              6.05%, 8/1/26 (MBIA)(1)                    287,297
                1,975,000  Center Unified School District GO,
                              Series 2000 C, 5.80%, 9/1/21
                              (MBIA)(1)                                  699,091
                1,700,000  Chino Valley Unified School
                              District COP, Series 2001 A,
                              5.375%, 9/1/20 (FSA)                     1,790,695
                8,000,000  Chula Vista Special Tax Rev.,
                              (Community Facilities District
                              No. 99-1), 7.625%, 9/1/29                8,750,479
                   75,000  Clayton Improvement Bond Act
                              1915 Special Assessment,
                              (Oakhurst Assessment District),
                              8.00%, 9/2/14                               78,231
                   20,000  Clayton Improvement Bond Act
                              1915 Special Assessment,
                              Series 1988 A, (Oakhurst
                              Assessment District), 8.40%,
                              9/2/10                                      20,944
                1,780,000  Clovis Public Financing Auth.
                              Lease Rev., (Corporate Yard),
                              5.375%, 3/1/20 (AMBAC)                   1,872,863
                4,225,000  Colton Public Financing Auth. Rev.,
                              (Electric System), 7.50%,
                              10/1/03, Prerefunded at 101%
                              of Par                                   4,627,600
                  275,000  Contra Costa County Public
                              Financing Auth. Tax Allocation
                              Rev., Series 1992 A, 7.10%,
                              8/1/22                                     282,076
                  620,000  Corcoran COP, 8.75%, 6/1/16
                              (Acquired 4/28/92, Cost
                              $620,000)(2)                               722,864
                2,050,000  Corona-Norco Unified School
                              District GO, Series 2000 B,
                              6.03%, 9/1/22 (FSA)(1)                     679,842
                1,000,000  Davis Community Facility District
                              No. 1991-2 Special Tax Rev.,
                              Series 1992 B, 7.80%, 9/3/02,
                              Prerefunded at 103% of Par               1,062,440

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  1,750,000  Del Mar Race Track Auth. Rev.,
                              6.20%, 8/15/11                        $  1,870,050
                1,010,000  Dixie Elementary School District
                              GO, 5.94%, 8/1/24 (FSA)(1)                 299,819
                1,035,000  Dixie Elementary School District
                              GO, 5.94%, 8/1/25 (FSA)(1)                 290,380
                1,150,000  Duarte Unified School District GO,
                              Series 1999 B, 6.08%,
                              11/1/23 (FSA)(1)                           356,650
                3,545,000  East Bay Municipal Utility District
                              Rev., 5.25%, 6/1/18 (MBIA)               3,729,163
                4,475,000  El Dorado County Special Tax
                              Rev., (Community Facilities
                              District No. 1992-1), 5.60%,
                              9/1/09                                   4,760,774
                1,000,000  El Segundo Unified School
                              District GO, 5.375%, 9/1/20
                              (FGIC)                                   1,054,190
                1,840,000  El Segundo Unified School
                              District GO, 5.375%, 9/1/22
                              (FGIC)                                   1,924,198
                2,000,000  Florin Resource Conservation
                              District COP, Series 1999 A,
                              (Elk Grove Water Works),
                              6.65%, 9/1/19                            2,141,920
                4,225,000  Florin Resource Conservation
                              District COP, Series 1999 A,
                              (Elk Grove Water Works),
                              6.75%, 3/1/29                            4,505,625
                3,835,000  Folsom Public Financing Auth.
                              Rev., Series 1997 A, 6.875%,
                              9/2/19                                   3,971,334
                2,495,000  Folsom Special Tax Rev.,
                              (Community Facilities District
                              No. 7), 5.75%, 9/1/14                    2,571,422
                1,500,000  Folsom Special Tax Rev.,
                              (Community Facilities District
                              No. 7), 7.25%, 9/1/21                    1,584,360
                4,250,000  Folsom Special Tax Rev.,
                              (Community Facilities District
                              No. 10), 7.00%, 9/1/24                   4,556,128
                2,500,000  Fontana Redevelopment Agency
                              Tax Allocation Rev., Series
                              1994 B, (Jurupa Hills), 7.70%,
                              1/1/05, Prerefunded at 102%
                              of Par                                   2,908,250
                2,500,000  Foster City Redevelopment
                              Agency Tax Allocation Rev.,
                              (Metro Center), 6.75%, 9/1/20            2,672,450
                5,000,000  Fullerton School District GO,
                              (Community Facilities District
                              No. 2001-1), 6.375%, 9/1/31              5,081,050
                1,180,000  Gateway Improvement Auth. Rev.,
                              Series 1995 A, (Marin City
                              Community Facility), 7.75%,
                              9/1/05, Prerefunded at 102%
                              of Par                                   1,415,917
                1,600,000  Glendale Electric Works Rev.,
                              5.875%, 2/1/21 (MBIA)                    1,748,752
                2,630,000  Glendale Unified School District
                              GO, Series 1999 C, 6.00%,
                              9/1/22 (FSA)                             2,896,945

See Notes to Financial Statements                 www.americancentury.com      5

California High-Yield Municipal--Schedule of Investments
-------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  3,680,000  Hawaiian Gardens COP, Series
                              2000 A, 8.00%, 6/1/23                 $  3,969,285
                2,000,000  Highland Special Tax Rev.,
                              (Community Facilities District
                              No. 01-1), 6.45%, 9/1/28                 2,011,540
                5,000,000  Imperial Irrigation District COP,
                              (Water Systems), 5.50%,
                              7/1/29 (AMBAC)                           5,275,350
                2,000,000  Industry Urban Redevelopment
                              Agency Tax Allocation Rev.,
                              (Project 3), 6.90%, 11/1/16              2,097,260
                1,150,000  Irvine Limited Obligation COP,
                              (Assessment District 97-17),
                              5.00%, 9/2/08                            1,166,894
                1,140,000  Irvine Limited Obligation COP,
                              (Assessment District 97-17),
                              5.125%, 9/2/09                           1,156,302
                1,115,000  Kern Community College School
                              Facilities Improvement District,
                              (Mammoth Campus), 5.66%,
                              8/1/25(1)                                  312,468
                1,000,000  Laguna Salada Union School
                              District GO, Series 2000 C,
                              6.12%, 8/1/29 (FGIC)(1)                    227,330
                2,500,000  Lake Elsinore School Financing
                              Auth. Rev., (Horsethief Canyon),
                              5.625%, 9/1/16                           2,599,775
                1,000,000  Long Beach Special Tax,
                              (Community Facilities District
                              No. 5), 6.80%, 10/1/20                   1,047,770
                2,000,000  Los Angeles Community Facilities
                              District Special Tax Rev.,
                              (Cascades Business Park),
                              6.40%, 9/1/22                            2,079,960
                   35,000  Los Angeles County Single Family
                              Mortgage Rev., 9.00%,
                              12/1/20 (GNMA)                              35,987
                3,055,000  Los Angeles Department of Water
                              & Power Rev., Series
                              2001 A-A-1, (Power Systems),
                              5.25%, 7/1/22 (FSA)                      3,139,929
                5,000,000  Los Angeles Harbor Department
                              Rev., Series 1996 B, 5.50%,
                              8/1/08                                   5,396,599
                2,400,000  Los Angeles Harbor Department
                              Rev., Series 2001 B, 5.25%,
                              8/1/22 (AMBAC)                           2,436,456
                2,150,000  Los Angeles State Building Auth.
                              Lease Rev., Series 1993 A,
                              (State Department of General
                              Services), 5.625%, 5/1/11                2,387,188
                1,500,000  Manhattan Beach Unified School
                              District GO, Series 1999 C,
                              5.90%, 9/1/24(1)                           442,980
                7,225,000  Menlo Park Community
                              Development Agency Multifamily
                              Rev., (Las Pulgas Community
                              Development), 5.55%, 6/1/30              7,638,341
                2,555,000  Milpitas Improvement Bond Act
                              1915 Special Assessment,
                              Series 1996 A, (Local
                              Improvement District 18),
                              6.75%, 9/2/16                            2,750,662

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  4,100,000  Murrieta COP, (Community
                              Facilities District No. 2000-1),
                              6.375%, 9/1/30                        $  4,133,210
                1,800,000  Northridge Water District COP,
                              (1993 & 2001 Projects),
                              5.25%, 2/1/22 (AMBAC)                    1,856,826
                2,000,000  Novato Community Facility District
                              No. 1 Special Tax Rev., (Vintage
                              Oaks), 7.20%, 8/1/15                     2,119,260
                1,000,000  Orange County Community
                              Facilities District Special Tax
                              Rev., Series 1993 A,
                              (No. 87-5E), 7.30%, 8/15/02,
                              Prerefunded at 102% of Par(3)            1,046,930
                2,000,000  Orange County Community
                              Facilities District Special Tax
                              Rev., Series 1999 A, (No. 99-1
                              Ladera Ranch), 6.50%,
                              8/15/21                                  2,127,020
                1,300,000  Orange County Community
                              Facilities District Special Tax
                              Rev., Series 1999 A, (No. 99-1
                              Ladera Ranch), 6.70%,
                              8/15/29                                  1,391,390
                4,590,000  Orange County Community
                              Facilities District, Series 2000 A,
                              (Ladera Ranch), 6.25%,
                              8/15/30                                  4,696,167
                1,210,000  Orchard School District GO,
                              (Election of 2000), 5.66%,
                              8/1/25 (FGIC)(1)                           339,090
                3,000,000  Oxnard School District GO, Series
                              2001 A, 5.75%, 8/1/30 (MBIA)             3,391,560
                1,150,000  Pacifica COP, (Public Safety
                              Building), 5.80%, 11/1/20
                              (MBIA)                                   1,254,144
                2,805,000  Palomar Pomerado Health Care
                              District COP, (Indian Health
                              Council Inc.), 6.25%, 10/1/29            2,806,795
                1,000,000  Perris Union High School District
                              GO, Series 2000 A, 6.40%,
                              9/1/24(1)                                  295,830
                1,000,000  Perris Union High School District
                              GO, Series 2000 A, 6.40%,
                              3/1/25(1)                                  287,290
                2,900,000  Pittsburg Redevelopment Agency
                              Tax Allocation Rev., (Los
                              Medanos Community
                              Development Project), 6.20%,
                              8/1/25 (AMBAC)(1)                          812,696
                1,750,000  Placer County Water Agency Rev.,
                              (Capital Improvement), 5.50%,
                              7/1/29 (AMBAC)                           1,834,508
                2,640,000  Placer Union High School District
                              GO, Series 2000 A, 6.20%,
                              8/1/16 (FGIC)(1)                         1,301,256
                2,925,000  Placer Union High School District
                              GO, Series 2000 A, 6.35%,
                              8/1/21 (FGIC)(1)                         1,038,024
                2,100,000  Placer Union High School District
                              GO, Series 2000 A, 6.37%,
                              8/1/22 (FGIC)(1)                           699,552

6      1-800-345-2021                          See Notes to Financial Statements

California High-Yield Municipal--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  3,525,000  Placer Union High School District
                              GO, Series 2000 A, 6.39%,
                              8/1/23 (FGIC)(1)                      $  1,108,084
                1,000,000  Placer Union High School District
                              GO, Series 2000 A, 6.40%,
                              8/1/24 (FGIC)(1)                           297,170
                1,600,000  Placer Union High School District
                              GO, Series 2000 A, (Capital
                              Appreciation), 6.28%, 8/1/18
                              (FGIC)(1)                                  691,296
                5,000,000  Pomona Improvement Bond Act
                              1915 Special Assessment, (Rio
                              Rancho Assessment District),
                              7.50%, 9/2/21                            5,207,550
                2,955,000  Poway Community Facilities
                              District Special Tax Rev.,
                              (No. 88-1, Parkway Business
                              Center), 6.75%, 8/1/15                   3,208,657
                1,815,000  Redondo Beach Public Financing
                              Auth. Rev., (South Bay Center
                              Redevelopment), 7.125%,
                              7/1/08                                   1,953,267
                1,000,000  Richmond Joint Powers Financing
                              Auth. Rev., Series 1995 A,
                              5.25%, 5/15/13                           1,049,860
                1,700,000  Richmond Wastewater Rev.,
                              6.18%, 8/1/23 (FGIC)(1)                    534,395
                2,905,000  Richmond Wastewater Rev.,
                              6.20%, 8/1/26 (FGIC)(1)                    771,045
                2,365,000  Riverside County COP, 5.75%,
                              11/1/31 (MBIA)                           2,573,782
                2,060,000  Riverside County Improvement
                              Bond GO, (Assessment District
                              No. 168 - Rivercrest), 6.70%,
                              9/2/26                                   2,080,579
                4,765,000  Riverside Unified School District
                              GO, Series 2000 A, (Community
                              Facilities District No. 7), 7.00%,
                              5/31/30                                  5,107,461
                4,315,000  Rohnert Park Finance Auth. Rev.,
                              Series 2001 A, (Las Casitas de
                              Sonoma), 6.40%, 4/15/36                  4,303,867
                  635,000  Sacramento County Special Tax
                              Rev., (Community Facilities
                              District No. 1), 5.60%, 9/1/07             677,831
                  645,000  Sacramento County Special Tax
                              Rev., (Community Facilities
                              District No. 1), 5.70%, 9/1/08             691,440
                1,500,000  Sacramento County Special Tax
                              Rev., (Community Facilities
                              District No. 1), 6.30%, 9/1/21           1,562,805
                3,970,000  Sacramento Municipal Utility
                              District Electric Rev., Series
                              1997 K, 5.25%, 7/1/24
                              (AMBAC)                                  4,249,766
                2,055,000  Sacramento Municipal Utility
                              District Rev., Series 2001 O,
                              5.25%, 8/15/17 (MBIA)                    2,181,629
                4,000,000  Sacramento Special Tax COP,
                              (North Natomas Community
                              Facilities), 6.30%, 9/1/26               4,060,600

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  1,900,000  Salinas Improvement Bond Act
                              1915 Special Assessment,
                              Series A-179, (Harden Ranch
                              Assessment District 94-1),
                              6.875%, 9/2/11                        $  1,975,221
                2,575,000  San Bruno Park School District
                              GO, Series 2000 B, 5.94%,
                              8/1/24 (FGIC)(1)                           764,389
                2,660,000  San Bruno Park School District
                              GO, Series 2000 B, 5.94%,
                              8/1/25 (FGIC)(1)                           746,290
                3,175,000  San Buenaventura COP, Series
                              2001 C, 5.25%, 2/1/31
                              (AMBAC)                                  3,255,867
                3,970,000  San Diego County Improvement
                              Bond Act 1915 Special
                              Assessment, 6.25%, 9/2/12                4,111,769
                1,000,000  San Diego Special Tax Rev.,
                              Series 1995 B, (Community
                              Facilities District No. 1), 7.10%,
                              9/1/05, Prerefunded at 102%
                              of Par                                   1,178,910
                1,250,000  San Francisco City and County
                              Redevelopment Agency Lease
                              Rev., (George R. Moscone),
                              7.05%, 7/1/13(1)                           738,450
                5,000,000  San Jose Multifamily Housing Rev.,
                              Series 1999 A, (Helzer Courts
                              Apartments), 6.40%, 12/1/41
                              (LOC: Union Bank of California)
                              (Acquired 6/3/99, Cost
                              $5,000,000)(2)                           4,879,900
                1,580,000  San Juan Unified School District
                              GO, 5.94%, 8/1/24 (FGIC)(1)                469,023
                1,595,000  San Juan Unified School District
                              GO, 5.94%, 8/1/25 (FGIC)(1)                447,493
                1,615,000  South San Francisco
                              Redevelopment Agency Tax
                              Allocation Rev., 7.60%, 9/1/02,
                              Prerefunded at 102% of Par(3)            1,698,221
                  500,000  Southern California Public Power
                              Auth. Rev., (Pooled Project),
                              6.75%, 7/1/10 (FSA)                        607,965
                2,400,000  Southern California Public Power
                              Auth. Rev., (Transmission),
                              6.35%, 7/1/14 (MBIA)(1)                  1,351,920
                1,250,000  Southern California Public Power
                              Auth. Rev., (Transmission),
                              6.35%, 7/1/15 (MBIA)(1)                    659,975
                1,200,000  Southwestern Community College
                              District GO, 5.625%, 8/1/18
                              (AMBAC)                                  1,314,972
                1,000,000  Stockton Community Facilities
                              District, (Brookside Estates
                              No. 90-2), 6.20%, 8/1/15                 1,043,000
                9,000,000  Sunnyvale Special Tax Rev.,
                              (Community Facilities District
                              No. 1), 7.75%, 8/1/32                    9,067,859
                2,690,000  Tahoe-Truckee Unified School
                              District GO, (Improvement
                              District No. 2-A), 6.19%,
                              8/1/22(1)                                  896,093

See Notes to Financial Statements                 www.americancentury.com      7

California High-Yield Municipal--Schedule of Investments
-------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  2,220,000  Tahoe-Truckee Unified School
                              District GO, (Improvement
                              District No. 2-A), 6.19%,
                              8/1/23(1)                             $    697,857
                1,770,000  Tehama Community COP, (Social
                              Services Building), 7.00%,
                              10/3/05, Prerefunded at
                              102% of Par(3)                           2,087,432
                2,175,000  Tracy Operating Partnership Joint
                              Powers Auth. Rev., (Jr. Lien
                              Assessment District 87-3),
                              6.375%, 9/2/11                           2,234,747
                2,000,000  Tustin Unified School District GO,
                              (Community Facilities District
                              No. 97-1), 6.375%, 9/1/35                2,058,640
                4,000,000  Vallejo Hiddenbrooke Improvement
                              District No. 1 Rev., 6.50%,
                              9/1/31                                   4,093,680
                1,630,000  Vallejo Multifamily Housing Rev.,
                              Series 1998 B, (Solano
                              Affordable Housing), 8.25%,
                              4/1/39 (Acquired 10/21/98,
                              Cost $1,583,561)(2)                      1,785,323
                2,000,000  West Contra Costa Unified School
                              District COP, 7.125%, 1/1/24             2,119,360
                3,235,000  West Sacramento Special Tax Rev.,
                              (Community Facilities District
                              No. 10), 6.75%, 9/1/26                   3,422,695
                1,000,000  West Sacramento Special Tax Rev.,
                              (Community Facilities District
                              No. 10), 6.20%, 9/1/29                   1,007,340
                2,895,000  Yuba City Unified School District
                              GO, 6.05%, 9/1/24 (FGIC)(1)                856,428
                1,500,000  Yuba City Unified School District
                              GO, 6.05%, 3/1/25 (FGIC)(1)                430,935
                                                                    ------------
                                                                     313,976,295
                                                                    ------------
PUERTO RICO -- 3.1%
               10,000,000  Puerto Rico Infrastructure
                              Financing Auth., Series 2000 A,
                              5.50%, 10/1/40                          10,489,399
                                                                    ------------
TOTAL MUNICIPAL SECURITIES                                           324,465,694
                                                                    ------------
   (Cost $310,306,075)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.8%

CALIFORNIA -- 2.8%
             $  4,300,000  Metropolitan Water District of
                              Southern California Rev., Series
                              2000 B-1, VRDN, 1.25%,
                              3/1/02                                $  4,300,000
                5,000,000  San Bernardino County COP,
                              VRDN, 1.11%, 3/7/02 (MBIA)
                              (SBBPA: Merrill Lynch & Co.,
                              Inc.) (Acquired 2/22/02,
                              Cost $5,000,000)(2)                      5,000,000
                                                                    ------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  9,300,000
                                                                    ------------
   (Cost $9,300,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $333,765,694
                                                                    ============
   (Cost $319,606,075)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

(1) Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2002, was
    $30,103,184 which represented 9.0% of net assets.

(3) Escrowed to maturity in U.S. government securities or state and local government securities.

8      1-800-345-2021                          See Notes to Financial Statements

California Insured Tax-Free--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

                            INVESTOR CLASS (INCEPTION 12/30/86)
                CALIFORNIA      LEHMAN             CALIFORNIA INSURED
                  INSURED      LONG-TERM          MUNICIPAL DEBT FUNDS(2)
                 TAX-FREE    MUNICIPAL INDEX   AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) ...... 1.59%         1.34%             0.96%              --
1 YEAR ........... 6.39%         7.18%             5.68%          4 OUT OF 24
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......... 5.18%         5.36%             4.47%          3 OUT OF 23
5 YEARS .......... 6.19%         6.77%             5.56%          3 OUT OF 22
10 YEARS ......... 6.88%         7.54%             6.63%          3 OUT OF 9

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

See pages 22-24 for information about share classes, returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The Lehman Long-Term Municipal Index is provided for comparison in each graph. California Insured Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED FEBRUARY 28)

                                                  www.americancentury.com      9

California Insured Tax-Free--Performance Review
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

     For the six months ended February 28, 2002, California Insured Tax-Free significantly outperformed the average return of 24 California insured municipal debt funds tracked by Lipper Inc. The fund's longer-term performance was also very strong against the Lipper group. (See the previous page for details.) And as of February 28, 2002, the fund had a much lower expense ratio (0.51%
annualized vs. 1.14%) than the Lipper group average. Over time, consistently lower expenses translate into more competitive fund returns.

ECONOMIC & MARKET CONDITIONS

     The six months spanned a period of volatility and transition in the U.S.
economy and financial markets. It started in September 2001, when the U.S.
suffered unprecedented terrorist attacks, accelerating an economic downturn that saw the economy contract at a 1.3% annualized rate in the third quarter.  The period finished in February 2002, when annualized first-quarter economic growth may have climbed as high as 5-6%.

     The transition from recessionary to recovery conditions in the U.S. economy didn't favor the bond market. Bonds, however, still generally outperformed equities over the six months because  the stock market took a beating in the immediate wake of September 11 and then stalled again in the first quarter of
2002 due to "Enronitis" (accounting irregularities) and lingering concerns about corporate profit growth. The municipal market rallied in October,
January, and February but sold off strongly in November and December. Long-term municipal bonds generally returned 1-2% in this volatile environment, a far cry from higher returns earlier in the downturn.

INVESTMENT STRATEGIES

     In this volatile interest rate environment, the fund beat its Lipper group average by restructuring in a way that allowed the market volatility to work in the fund's favor. The investment team successfully repositioned the portfolio for the changing conditions while retaining enough interest rate sensitivity
(duration) to get significant boosts when the market rallied.

     The investment team successfully sold the fund's longer-duration "deep discount" holdings (rate-change-sensitive bonds with coupons below market interest rates) during market rallies and bought shorter-duration "premium"
bonds (less-sensitive securities with coupons above market interest rates)
during market sell-offs. Those premium bonds should help soften the blows to bond prices if interest rates and yields rise in the coming months as expected.
The shift from deep discounts to premiums helped cut the portfolio's duration from about 9 years last June to 7.1 years on February 28, 2002.

OUTLOOK

     The investment team is bullish about the nascent economic recovery and therefore bearish about bonds. The team expects short-term yields to rise more than longer-term yields as the economy strengthens and the Federal Reserve starts raising its short-term interest rate target. In this environment, the team expects its main focus to be shorter duration premium holdings.

[left margin]

YIELDS AS OF FEBRUARY 28, 2002

30-DAY SEC YIELD                 3.55%

30-DAY TAX-EQUIVALENT YIELDS
   34.24% TAX BRACKET            5.40%
   36.96% TAX BRACKET            5.63%
   41.50% TAX BRACKET            6.07%
   44.76% TAX BRACKET            6.43%

Yields are for combined state and federal  income tax brackets.

PORTFOLIO AT A GLANCE

                             AS OF 2/28/02
NET ASSETS                  $227.7 MILLION

                         2/28/02      8/31/01
WEIGHTED AVERAGE
   MATURITY              15.3 YRS     15.1 YRS
AVERAGE DURATION          7.1 YRS      8.2 YRS
EXPENSE RATIO              0.51%*        0.51%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
                        % OF FUND INVESTMENTS
                          AS OF        AS OF
                         2/28/02      8/31/01
AAA                       99%          100%
AA                         1%           --

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
23 for more information.

Investment terms are defined in the Glossary on pages 24-25.

10      1-800-345-2021

California Insured Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 94.4%
             $  4,600,000  Alameda County COP, Series
                              2001 A, 4.25%, 12/1/11
                              (MBIA)                                $  4,761,552
                1,000,000  Banning COP, (Wastewater
                              System, Refunding &
                              Improvement), 8.00%, 1/1/19
                              (AMBAC)                                  1,292,950
                1,205,000  Berryessa Union School District
                              GO, Series 2001 B, (Election of
                              1999), 5.375%, 8/1/17 (FSA)              1,299,737
                1,205,000  Berryessa Union School District
                              GO, Series 2001 B, (Election of
                              1999), 5.375%, 8/1/18 (FSA)              1,288,302
                1,500,000  Big Bear Lake Water Rev., 6.00%,
                              4/1/22 (MBIA)                            1,750,590
                  900,000  Brea Redevelopment Agency Tax
                              Allocation, (Project AB), 6.125%,
                              8/1/13 (MBIA)                              965,601
                1,950,000  Cabrillo Community College
                              District, Series 2000 B, 6.15%,
                              8/1/20(1)                                  736,496
                2,000,000  California GO, 5.00%, 10/1/12
                              (MBIA-IBC)                               2,147,900
                1,250,000  California Health Facilities
                              Financing Auth. Rev., Series
                              1991 A, (Adventist Health),
                              7.00%, 3/1/13 (MBIA)                     1,263,088
                3,795,000  California Housing Finance Agency
                              Single Family Mortgage Rev.,
                              Series 1998 C-4, 5.65%,
                              8/1/16 (FHA/VA)                          3,980,576
                4,000,000  California Public Works Board
                              Lease Rev., Series 1993 A,
                              (Department of Corrections),
                              5.00%, 12/1/19 (AMBAC)                   4,175,080
                4,000,000  California Public Works Board
                              Lease Rev., Series 1993 D,
                              (Department of Corrections),
                              5.25%, 6/1/15 (FSA)                      4,395,600
                3,135,000  California State Universities and
                              Colleges Rev., 5.75%, 11/1/15
                              (FGIC)                                   3,422,730
                3,925,000  California Statewide Communities
                              Development Auth. Rev. COP,
                              (Gemological Institute), 6.75%,
                              5/1/10 (Connie Lee)                      4,757,964
                7,000,000  California Statewide Communities
                              Development Auth. Rev. COP,
                              Series 1998 A, (Sherman Oaks),
                              5.00%, 8/1/22 (AMBAC,
                              California Mortgage Insurance)           7,185,289
                1,275,000  Carson Redevelopment Agency
                              Residential Mortgage COP,
                              (Area No. 1), 5.50%, 10/1/16
                              (MBIA)                                   1,432,858
                1,520,000  Castaic Lake Water Agency COP,
                              Series 1994 A, (Water System
                              Improvement), 7.00%, 8/1/12
                              (MBIA)                                   1,904,818

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  5,400,000  Central Unified School District
                              COP, 3.50%, 1/1/35 (AMBAC)            $  5,520,258
                2,200,000  Contra Costa Water District Rev.,
                              Series 1992 E, 6.25%,
                              10/1/12 (AMBAC)                          2,577,982
                2,400,000  Covina-Valley Unified School
                              District GO, Series 2002 A,
                              5.50%, 8/1/26 (FSA)                      2,549,592
                1,580,000  El Segundo Unified School
                              District GO, 5.375%, 9/1/19
                              (FGIC)                                   1,675,037
                2,620,000  Escondido Unified School District
                              COP, 4.75%, 7/1/19 (MBIA)                2,649,868
                1,695,000  Escondido Unified School District
                              COP, 4.75%, 7/1/23 (MBIA)                1,689,271
                3,100,000  Foothill-De Anza Community
                              College District COP, 6.25%,
                              9/1/13 (Connie Lee)                      3,345,303
                1,975,000  Fresno Sewer Rev., Series
                              1993 A-1, 6.25%, 9/1/14
                              (AMBAC)                                  2,371,165
                5,000,000  Glendale Hospital Rev., Series
                              1991 A, (Adventist Health),
                              6.75%, 3/1/13 (MBIA)                     5,052,250
                4,830,000  Glendale Unified School District
                              COP, Series 1994 A, 6.50%,
                              3/1/12 (AMBAC)                           5,327,973
                1,965,000  Glendale Unified School District
                              GO, Series 2001 D, 5.375%,
                              9/1/20 (MBIA)                            2,063,447
                2,555,000  Golden Valley Unified School
                              District COP, (Financing Project),
                              5.35%, 7/1/27 (AMBAC)                    2,598,614
                3,350,000  Imperial Irrigation District COP,
                              (Water Systems), 5.50%,
                              7/1/29 (AMBAC)                           3,534,485
                1,340,000  Kern High School District GO,
                              Series 1992 C, 6.25%, 8/1/13
                              (MBIA)                                   1,610,868
                3,630,000  Kern High School District GO,
                              Series 1993 D, 7.00%, 8/1/17
                              (MBIA)                                   3,959,640
                1,500,000  Lakewood Redevelopment Agency
                              Tax Allocation, Series 1992 A,
                              (Project No. 1), 6.50%, 9/1/17
                              (FSA)                                    1,567,335
                1,335,000  Little Lake City School District
                              GO, Series 2000 A, 6.125%,
                              7/1/25 (FSA)                             1,492,130
                  400,000  Los Angeles Community
                              Redevelopment Agency
                              Housing Rev., Series 1994 C,
                              7.00%, 1/1/14 (AMBAC)                      421,648
                3,500,000  Los Angeles Community
                              Redevelopment Agency Tax
                              Allocation, Series 1993 H,
                              (Bunker Hill), 6.50%, 12/1/14
                              (FSA)                                    3,827,250
                4,000,000  Los Angeles Community
                              Redevelopment Agency Tax
                              Allocation, Series 1993 H,
                              (Bunker Hill), 6.50%, 12/1/15
                              (FSA)                                    4,397,280

See Notes to Financial Statements                www.americancentury.com      11

California Insured Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  2,000,000  Los Angeles County Metropolitan
                              Transportation Auth. Sales Tax
                              Rev., Series 1996 A,
                              (Proposition A), 6.00%, 7/1/06,
                              Prerefunded at 101% of Par
                              (MBIA)                                $  2,292,160
                1,000,000  Los Angeles Department of Water
                              & Power Rev., Series
                              2001 A-A-2, (Power Systems),
                              5.375%, 7/1/18 (MBIA)                    1,062,540
                1,750,000  Los Angeles GO, Series 2001 A,
                              5.00%, 9/1/04                            1,879,815
                1,915,000  Mid-Peninsula Regional Open
                              Space District Financing Auth.
                              Rev., 5.90%, 9/1/14 (AMBAC)              2,126,780
                5,000,000  Modesto, Stockton, Redding
                              Public Power Agency Rev.,
                              Series 1989 D, (San Juan),
                              6.75%, 7/1/20 (MBIA)(2)                  6,200,150
                1,065,000  Mountain View School District
                              Santa Clara County GO, Series
                              2000 B, 6.125%, 7/1/25 (FSA)             1,190,351
                1,000,000  Oakland Joint Powers Financing
                              Auth. Rev., (Convention Centers),
                              5.50%, 10/1/14 (AMBAC)                   1,128,700
                3,110,000  Oakland Redevelopment Agency
                              Tax Allocation Rev., (Central
                              District), 5.50%, 2/1/14
                              (AMBAC)                                  3,493,898
                2,500,000  Pico Rivera Water Auth. Rev.,
                              Series 1999 A, (Water Systems),
                              5.50%, 5/1/29 (MBIA)                     2,757,850
                1,130,000  Pomona COP, Series 2002 AE,
                              (Mission Promenade), 5.375%,
                              10/1/19 (AMBAC)                          1,184,579
                1,000,000  Pomona Unified School District
                              GO, Series 2000 A, 6.55%,
                              8/1/29 (MBIA)                            1,269,780
                1,100,000  Redlands Unified School District
                              COP, 6.00%, 9/1/12 (FSA)                 1,115,455
                1,000,000  Redwood City Elementary School
                              District GO, 5.00%, 8/1/16
                              (FGIC)                                   1,066,300
                1,500,000  Sacramento City Financing Auth.
                              COP, Series 1993 A, 5.40%,
                              11/1/20 (AMBAC)                          1,640,280
               17,500,000  Sacramento Municipal Utility
                              District Electric Rev., Series
                              1997 K, 5.25%, 7/1/24
                              (AMBAC)                                 18,733,224
                3,555,000  Sacramento Municipal Utility
                              District Electric Rev., Series
                              2001 P, 5.25%, 8/15/20
                              (FSA)                                    3,690,552
                1,345,000  San Diego Community College
                              District Lease Rev., 6.125%,
                              12/1/06, Prerefunded at 102%
                              of Par (MBIA)                            1,577,322

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  7,000,000  San Diego County COP, 5.625%,
                              9/1/12 (AMBAC)                        $  7,878,499
                3,355,000  San Diego Redevelopment
                              Agency Rev., (Centre City
                              Redevelopment), 5.25%,
                              9/1/19 (FSA)                             3,525,971
                2,600,000  San Diego Redevelopment
                              Agency Rev., (Centre City
                              Redevelopment), 5.25%,
                              9/1/20 (FSA)                             2,715,388
                8,330,000  San Francisco City and County
                              Airport Commission International
                              Airport Rev., Issue 2, 6.75%,
                              5/1/20 (MBIA)                            8,913,933
                3,535,000  San Mateo County Joint Powers
                              Auth. Lease Rev., (Capital
                              Projects Program), 6.50%,
                              7/1/15 (MBIA)                            4,332,249
                3,500,000  San Mateo County Joint Powers
                              Auth. Lease Rev., (Capital
                              Projects Program), 5.00%,
                              7/1/21 (MBIA)                            3,634,470
                1,000,000  San Mateo County Transportation
                              District Sales Tax Rev., Series
                              1993 A, 5.25%, 6/1/18
                              (MBIA)                                   1,077,950
                2,000,000  Santa Margarita-Dana Point Auth.
                              Rev., Series 1994 B,
                              (Improvement Districts 3, 3A,
                              4, 4A), 7.25%, 8/1/14 (MBIA)             2,575,600
                2,500,000  South Coast Air Quality
                              Management District Building
                              GO, (Installment Sale
                              Headquarters), 6.00%, 8/1/11
                              (AMBAC)                                  2,935,450
                1,525,000  Stanton Redevelopment Agency
                              Tax Allocation, (Stanton
                              Community Development),
                              5.45%, 12/1/17 (AMBAC)                   1,594,921
                2,500,000  Ukiah Electric Rev., 6.25%,
                              6/1/18 (MBIA)                            2,979,575
                1,445,000  Walnut Valley Unified School
                              District GO, Series 1992 B,
                              6.00%, 8/1/10 (AMBAC)                    1,701,386
                3,500,000  William S. Hart Union High
                              School District COP, (School
                              Facilities), 2.40%, 1/15/04
                              (FSA)                                    3,513,615
                4,525,000  Woodland COP, (Wastewater
                              System Reference), 5.75%,
                              3/1/12 (AMBAC)                           5,198,999
                                                                    ------------
TOTAL MUNICIPAL SECURITIES                                           209,980,269
                                                                    ------------
   (Cost $194,431,372)

12      1-800-345-2021                         See Notes to Financial Statements

California Insured Tax-Free--Schedule of Investments
-------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES(3) -- 2.1%
             $  1,000,000  San Diego County Water Auth.
                              Rev. COP, (Registration Rites),
                              Yield Curve Notes, Inverse
                              Floater, 9.87%, 4/22/09
                              (FGIC)                                $  1,211,250
                3,000,000  Southern California Public Power
                              Auth. Rev., Yield Curve Notes,
                              Inverse Floater, 9.03%, 7/1/17
                              (FGIC)                                   3,360,330
                                                                    ------------
TOTAL MUNICIPAL DERIVATIVES                                            4,571,580
                                                                    ------------
   (Cost $4,026,378)

SHORT-TERM MUNICIPAL SECURITIES -- 3.5%
                5,900,000  Escondido Union School District
                              COP, (School Facilities), VRDN,
                              1.15%, 3/7/02 (FSA)                      5,900,000
                1,900,000  Koch Certificates Trust Rev.,
                              Series 1999-2, VRDN, 1.09%,
                              3/7/02 (AMBAC) (MBIA)
                              (SBBPA: State Street Corp.)
                              (Acquired 2/26/02, Cost
                              $1,900,000)(4)                           1,900,000
                                                                    ------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  7,800,000
                                                                    ------------
   (Cost $7,800,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $222,351,849
                                                                    ============
   (Cost $206,257,750)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FSA = Financial Security Assurance Inc.

GO = General Obligation

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

SBBPA = Standby Bond Purchase Agreement

VA = Veteran's Administration

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

(1) Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated and used in calculating the weighted average portfolio maturity.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2002, was
    $1,900,000, which represented 0.8% of net assets.

See Notes to Financial Statements                www.americancentury.com      13

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                   HIGH-YIELD        INSURED
FEBRUARY 28, 2002 (UNAUDITED)                       MUNICIPAL        TAX-FREE
-----------------------------                       ---------        --------

ASSETS
Investment securities, at value
  (cost of $319,606,075 and
  $206,257,750, respectively) (Note 3) .........  $333,765,694     $222,351,849
Receivable for investments sold ................            --        5,000,000
Receivable for capital shares sold .............        42,180           13,540
Interest receivable ............................     5,985,810        2,832,194
                                                 --------------   --------------
                                                   339,793,684      230,197,583
                                                 --------------   --------------

LIABILITIES
Disbursements in excess of
  demand deposit cash ...........................   3,539,001        2,179,635
Accrued management fees (Note 2) ................     136,267           86,900
Dividends payable ...............................     359,557          243,262
Payable for trustees' fees
  and expenses (Note 2) .........................       1,017              687
                                                 --------------   --------------
                                                    4,035,842        2,510,484
                                                 --------------   --------------

Net Assets ..................................... $335,757,842     $227,687,099
                                                 ==============   ==============

CAPITAL SHARES
Outstanding -- Investor Class
  (unlimited number of
  shares authorized) ...........................   34,653,036       21,480,535
                                                 ==============   ==============

Net Asset Value Per Share ......................        $9.69           $10.60
                                                 ==============   ==============

NET ASSETS CONSIST OF:
Capital paid in ................................  $328,635,432     $212,362,217
Accumulated net realized loss
  on investment transactions ...................    (7,037,209)        (769,217)
Net unrealized appreciation
  on investments (Note 3) ......................    14,159,619       16,094,099
                                                 --------------   --------------
                                                  $335,757,842     $227,687,099
                                                 ==============   ==============

                                               See Notes to Financial Statements
14      1-800-345-2021                See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

                                                   HIGH-YIELD        INSURED
                                                    MUNICIPAL        TAX-FREE
                                                    ---------        --------
INVESTMENT INCOME
Income:
Interest .......................................   $9,615,375       $5,486,513
                                                 --------------   --------------

Expenses (Note 2):
Management fees ................................      870,413          552,496
Trustees' fees and expenses ....................       15,721            3,168
                                                 --------------   --------------
 ...............................................      886,134          555,664
                                                 --------------   --------------

Net investment income ..........................    8,729,241        4,930,849
                                                 --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 3)
Net realized gain ..............................    1,035,788          379,312
Change in net unrealized appreciation ..........   (4,353,538)      (1,811,330)
                                                 --------------   --------------

Net realized and unrealized loss ...............   (3,317,750)      (1,432,018)
                                                 --------------   --------------

Net Increase in Net Assets
  Resulting from Operations ....................   $5,411,491       $3,498,831
                                                 ==============   ==============

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      15

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)  AND YEAR ENDED AUGUST 31, 2001

                                         HIGH-YIELD MUNICIPAL            INSURED TAX-FREE
Increase (Decrease) in Net Assets         2002           2001           2002           2001
---------------------------------         ----           ----           ----           ----

OPERATIONS
Net investment income ................ $8,729,241    $17,709,544     $4,930,849     $9,701,383
Net realized gain ....................  1,035,788      3,555,980        379,312        654,236
Change in net unrealized
  appreciation ....................... (4,353,538)     8,594,722     (1,811,330)    10,279,856
                                      ------------   ------------   ------------   ------------
Net increase in net assets
  resulting from operations ..........  5,411,491     29,860,246      3,498,831     20,635,475
                                      ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ........... (8,808,725)   (17,710,881)    (4,930,849)    (9,701,992)
                                      ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............ 35,552,069     73,082,970     23,689,674     55,877,436
Proceeds from reinvestment
  of distributions ...................  6,328,961     13,140,158      3,361,462      6,733,233
Payments for shares redeemed ........ (39,126,349)   (80,169,359)   (18,009,481)   (52,139,634)
                                      ------------   ------------   ------------   ------------
Net increase in net assets from
  capital share transactions ........   2,754,681      6,053,769      9,041,655     10,471,035
                                      ------------   ------------   ------------   ------------

Net increase (decrease)
  in net assets .....................    (642,553)    18,203,134      7,609,637     21,404,518

NET ASSETS
Beginning of period ................. 336,400,395    318,197,261    220,077,462    198,672,944
                                      ------------   ------------   ------------   ------------
End of period ...................... $335,757,842   $336,400,395   $227,687,099   $220,077,462
                                      ============   ============   ============   ============

Undistributed net
  investment income ................       --            $79,484          --             --
                                      ============   ============   ============   ============

TRANSACTIONS IN SHARES OF THE FUNDS
Sold ...............................    3,681,190      7,779,762      2,241,917      5,444,227
Issued in reinvestment
  of distributions .................      654,674      1,378,772        318,634        652,745
Redeemed ...........................   (4,040,348)    (8,523,095)    (1,706,192)    (5,091,935)
                                      ------------   ------------   ------------   ------------
Net increase .......................      295,516        635,439        854,359       1,005,037
                                      ============   ============   ============   ============

                                               See Notes to Financial Statements
16      1-800-345-2021                See Glossary for a Definition of the Table

Notes to Financial Statements
--------------------------------------------------------------------------------

FEBRUARY 28, 2002 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century California Tax-Free and Municipal Funds
(the trust) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. California High-Yield
Municipal Fund  (High-Yield) and California Insured Tax-Free Fund (Insured) (the
funds) are two funds in a series issued by the trust. The funds seek income that is exempt from federal and California income taxes. High-Yield is non-diversified and Insured is diversified under the 1940 Act. High-Yield seeks to provide as high a level of current income as is consistent with its investment policies, which permit investment in lower-rated and unrated municipal securities. Insured seeks to provide as high a level of current income as is consistent with safety of principal through investment in insured
California municipal securities. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- Insured is authorized to issue the Investor Class.
High-Yield is authorized to issue the following classes of shares: the Investor
Class and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class in High-Yield had not commenced as of February 28,
2002.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    WHEN ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under this arrangement, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds maintain segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and distributed monthly. Distributions from net realized gains for the funds are declared and paid annually.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    At August 31, 2001, High-Yield and Insured had accumulated net realized capital loss carryovers for federal income tax purposes of $8,072,774 (expiring
2008 through 2009) and $1,148,513 (expiring 2008 through 2009), respectively, which may be used to offset future taxable gains.

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee per class, as applicable. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.1925% to 0.3100% and
0.1625% to 0.2800%, for High-Yield (Investor Class and C Class) and Insured,
respectively. The rates for the Complex Fee range from 0.2900% to 0.3100%. For the six-months ended February 28, 2002, the effective annual management fee was
0.54% and 0.51% for High-Yield and Insured, respectively.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Individual Shareholder Services Plan (the plan) for the C
Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the C
Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.50% and a service fee equal to 0.25%. The fees are computed daily and paid monthly based on the C Class's average

                                                 www.americancentury.com      17

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002 (UNAUDITED)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares.

    RELATED PARTIES -- The funds have a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM) (See Note 4). JPM is an equity investor in American
Century Companies, Inc. (ACC).

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

    Purchases of investment securities for the six-months ended February 28,
2002, excluding short-term investments, for High-Yield and Insured totaled
$63,485,028 and $59,400,958, respectively. Sales of investment securities over the same period, excluding short-term investments, for High-Yield and Insured totaled $68,731,232 and $52,666,082, respectively.

    As of February 28, 2002, accumulated net unrealized appreciation for
High-Yield and Insured was $14,159,619 and $16,094,099, respectively, which consisted of unrealized appreciation of $14,635,272 and $16,096,471, respectively, and unrealized depreciation of $475,653 and $2,372, respectively.
The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

4.  BANK LOANS

    The funds, along with certain other funds managed by ACIM, have a
$650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from $520,0000,000 effective December 18, 2001. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six-months ended February 28,
2002.

5.  SUBSEQUENT EVENTS

    On March 13, 2002, the Board of Trustees of Insured approved a plan of reorganization (the reorganization) pursuant to which California Long-Term
Tax-Free (Long-Term), a fund also issued by the trust, would acquire all of the assets of Insured in exchange for shares of equal value of Long-Term and the assumption by Long-Term of all liabilities of the acquired fund. The financial statements and performance history of Long-Term would be carried over in the post-reorganization. The reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined in the 1940 Act) of outstanding voting securities of Insured. A special meeting of shareholders is expected to be held on August 2, 2002 to vote on the reorganization. If the reorganization is approved by shareholders, the reorganization is expected to be effective at the beginning of business on September 3, 2002.

18      1-800-345-2021

California High-Yield Municipal--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)

                                                                Investor Class
                                        2002(1)      2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................  $9.79       $9.44      $9.36      $9.93      $9.68      $9.27
                                       ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.26        0.52       0.52       0.49       0.51       0.55
  Net Realized and Unrealized
  Gain (Loss) ........................  (0.10)       0.35       0.08      (0.46)      0.37       0.41
                                       ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ...   0.16        0.87       0.60       0.03       0.88       0.96
                                       ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.26)      (0.52)     (0.52)     (0.49)     (0.51)     (0.55)
  From Net Realized Gains ............    --          --         --       (0.11)     (0.12)       --
                                       ---------   --------   --------   --------   --------   --------
  Total Distributions ................  (0.26)      (0.52)     (0.52)     (0.60)     (0.63)     (0.55)
                                       ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period .......  $9.69       $9.79      $9.44      $9.36      $9.93      $9.68
                                       =========   ========   ========   ========   ========   ========
  Total Return(2) ....................   1.67%       9.50%      6.70%      0.26%      9.35%     10.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............. 0.54%(3)      0.54%      0.54%      0.54%      0.54%      0.50%
Ratio of Net Investment Income
  to Average Net Assets .............. 5.37%(3)      5.45%      5.64%      5.08%      5.23%      5.77%
Portfolio Turnover Rate ..............     20%         47%        52%        59%        36%        46%
Net Assets, End of Period
  (in thousands) .................... $335,758    $336,400   $318,197   $341,968   $303,842   $192,831

(1) Six months ended February 28, 2002 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      19

California Insured Tax-Free--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)

                                                                 Investor Class
                                        2002(1)      2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ...............  $10.67      $10.13      $9.88     $10.60     $10.37     $10.00
                                       ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income .............    0.24        0.49       0.50       0.50       0.51       0.53
  Net Realized and Unrealized
  Gain (Loss) .......................   (0.07)       0.54       0.25      (0.66)      0.39       0.37
                                       ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ..    0.17        1.03       0.75      (0.16)      0.90       0.90
                                       ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ........   (0.24)      (0.49)     (0.50)     (0.50)     (0.51)     (0.53)
  From Net Realized Gains ...........     --          --         --       (0.06)     (0.16)       --
                                       ---------   --------   --------   --------   --------   --------
  Total Distributions ...............   (0.24)      (0.49)     (0.50)     (0.56)     (0.67)     (0.53)
                                       ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ......  $10.60      $10.67     $10.13      $9.88     $10.60     $10.37
                                       =========   ========   ========   ========   ========   ========
  Total Return(2) ...................    1.59%      10.40%      7.90%     (1.71)%     8.96%      9.25%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............  0.51%(3)      0.51%      0.51%      0.51%      0.51%      0.48%
Ratio of Net Investment Income
  to Average Net Assets .............  4.51%(3)      4.71%      5.12%      4.78%      4.91%      5.23%
Portfolio Turnover Rate .............      25%         30%        20%        32%        31%        46%
Net Assets, End of Period
  (in thousands) .................... $227,687    $220,077   $198,673   $211,937   $215,509   $189,145

(1) Six months ended February 28, 2002 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

                                               See Notes to Financial Statements
20      1-800-345-2021                See Glossary for a Definition of the Table

Proxy Voting Results
--------------------------------------------------------------------------------

    A meeting of shareholders was held on November 16, 2001, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

    A summary of voting results is listed below the proposal.

PROPOSAL

    To vote on the reclassification of the fund as  non-diversified under the
Investment Company  Act of 1940.

                      CALIFORNIA HIGH-YIELD MUNICIPAL
    For:                         15,211,692
    Against:                      3,003,155
    Abstain:                        784,641

                                                 www.americancentury.com      21

Share Class Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Two classes of shares are authorized for sale by the California High-Yield
Municipal fund: Investor Class and C Class. The California Insured Tax-Free fund offers only Investor Class shares.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00% for equity funds and 0.75% for fixed-income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class Shares are purchased. The total expense ratio of the C Class share is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

    No performance data are listed for C Class shares because no C Class shares had been sold as of February 28, 2002.

    All classes of shares represent a pro rata interest  in the funds and generally have the same rights and preferences.

22      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     CALIFORNIA HIGH-YIELD MUNICIPAL seeks to provide a high level of interest income exempt from both federal and California state income taxes by investing in California municipal securities. The fund typically invests a portion of its assets in lower-quality and unrated securities, which are subject to increased credit risk, default risk and liquidity risk. The fund is managed to maintain an average maturity of 10 years or more.

     CALIFORNIA INSURED TAX-FREE seeks to provide a high level of interest income exempt from both federal and California state income taxes by investing in insured California municipal securities. The fund is managed to maintain an average maturity of 10 years or more. Fund shares are not insured.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     THE LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed  of over
4,000 municipal bonds with maturities greater than 22 years. The average credit rating of the securities in the index is AA1/AA2. The average maturity of the index is approximately 27 years.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper categories for the California High-Yield Municipal and Insured
Tax-Free funds are:

     CALIFORNIA MUNICIPAL DEBT FUNDS (High-Yield Municipal) -- funds that invest at least 65% of assets in securities that are exempt from taxation in
California.

     CALIFORNIA INSURED MUNICIPAL DEBT FUNDS (Insured Tax-Free) -- funds that invest at least 65% of assets in securities that are exempt from taxation in
California and insured as to timely payment of interest and repayment of principal.

[right margin]

INVESTMENT TEAM LEADERS

Portfolio Managers
     DAVE MACEWEN
     STEVEN PERMUT

Municipal Credit Research Director
     STEVEN PERMUT

Municipal Credit Analysts
     DAVID MOORE
     BILL MCCLINTOCK
     TIM BENHAM
     BRAD BODE

CREDIT RATING GUIDELINES

     CREDIT RATINGS ARE ISSUED BY INDEPENDENT RESEARCH COMPANIES SUCH AS
STANDARD & POOR, MOODY'S, AND FITCH. THEY ARE BASED ON AN ISSUER'S FINANCIAL
STRENGTH AND ABILITY TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     SECURITIES RATED AAA, AA, A, OR BBB BY S&P ARE CONSIDERED
"INVESTMENT-GRADE" SECURITIES, MEANING THEY ARE RELATIVELY SAFE FROM
DEFAULT. CALIFORNIA HIGH-YIELD MUNICIPAL MAY INVEST MORE THAN 50% OF ITS
PORTFOLIO IN SECURITIES THAT ARE BELOW INVESTMENT GRADE OR NOT RATED. HERE ARE
THE MOST COMMON CREDIT RATINGS AND THEIR DEFINITIONS:

*    AAA--EXTREMELY STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    AA--VERY STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    A--STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    BBB--GOOD ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    BB--LESS VULNERABLE TO DEFAULT THAN OTHER LOWER-QUALITY ISSUES BUT DO
     NOT QUITE MEET INVESTMENT-GRADE STANDARDS.

     IT'S IMPORTANT TO NOTE THAT CREDIT RATINGS ARE SUBJECTIVE, REFLECTING THE
OPINIONS OF THE RATING AGENCIES; THEY ARE NOT ABSOLUTE STANDARDS OF QUALITY.

                                                 www.americancentury.com      23

Glossary
--------------------------------------------------------------------------------

*   AVERAGE DURATION -- a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%).
Therefore, 100 basis points equal one percentage point (or 1%).

*   COPS (CERTIFICATES OF PARTICIPATION)/LEASES --securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   GO (GENERAL OBLIGATION) BONDS -- securities backed by the taxing power of the issuer.

*   LAND-SECURED BONDS -- securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.

*   PREREFUNDED/ETM BONDS -- securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates).
These bonds tend to have higher credit ratings because they are backed by
Treasury securities.

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 19-20.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   REVENUE BONDS -- securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (30-DAY SEC) -- represents net investment income earned by the fund over a 30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities.

*   YIELD (TAX-EQUIVALENT) -- the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

24      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal  and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable  foundation and generally lower volatility levels than  stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend- paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price- fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price- fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price,  or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the STATEMENT OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and  portfolio turnover (a gauge of the fund's trading activity).

                                                 www.americancentury.com      25

Notes
--------------------------------------------------------------------------------

26      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      27

Notes
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28      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.tm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0204                                 American Century Investment Services, Inc.
SH-SAN-29305S                     (c)2002 American Century Services Corporation